UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06110

Western Asset Funds, Inc.

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code:    (410) 539-0000

Date of fiscal year end:    March 31, 2008

Date of reporting period:    June 30, 2007

Item 1 – Schedule of Investments

Portfolio of Investments

Western Asset Absolute Return Portfolio

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par†	Value
Long-Term Securities — 96.3%
Corporate Bonds and Notes — 11.4%
Airlines — 0.2%
Continental Airlines Inc.	6.820%	5/1/18	$64	$65
Continental Airlines Inc.	6.703%	6/15/21	69	69
United Air Lines Inc.	7.032%	10/1/10	192	194
United Air Lines Inc.	7.186%	10/1/12	120	123
US Airways Pass-Through Trust	6.850%	1/30/18	209	217

				668

Auto Components — 0.1%
Visteon Corp.	8.250%	8/1/10	500	496

Automobiles — N.M.
Ford Motor Co.	4.250%	12/15/36	80	100	A

Building Products — N.M.
Associated Materials Inc.	0.000%	3/1/14	155	116	B
Masco Corp.	7.125%	8/15/13	50	52

				168

Commercial Banks — 0.1%
HSBC Bank USA	7.000%	11/1/11	265	270	C,D
HSBC Bank USA	7.000%	11/1/11	255	257	C,D

				527

Commercial Services and Supplies — 0.1%
Allied Security Escrow Corp.	11.375%	7/15/11	250	251
PHH Corp.	7.125%	3/1/13	110	116

				367

Consumer Finance — 4.5%
Ford Motor Credit Co.	7.375%	10/28/09	4,360	4,328
Ford Motor Credit Co.	9.750%	9/15/10	2,000	2,088
Ford Motor Credit Co.	9.875%	8/10/11	3,700	3,884
GMAC LLC	4.375%	12/10/07	915	908
GMAC LLC	5.850%	1/14/09	1,320	1,301
GMAC LLC	6.000%	12/15/11	1,600	1,521
GMAC LLC	6.625%	5/15/12	1,500	1,449
GMAC LLC	8.000%	11/1/31	2,930	2,996

				18,475

Containers and Packaging — 0.1%
Graham Packaging Co. Inc.	9.875%	10/15/14	210	212
Graphic Packaging International Corp.	9.500%	8/15/13	150	156

				368

Diversified Financial Services — 0.9%
Air 2 US	8.027%	10/1/19	506	523	C
East Lane Re Ltd.	11.355%	5/6/11	300	300	C,E

1

	Rate	Maturity Date	Par†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
El Paso Performance-Linked	7.750%	7/15/11	$340	$350	C
Residential Capital Corp.	6.000%	2/22/11	1,480	1,432
Sigma Finance Inc.	8.500%	8/11/16	500	499	C,F
Vanguard Health Holding Co. II LLC	9.000%	10/1/14	250	248
ZFS Finance USA Trust II	6.450%	12/15/65	500	485	B,C

				3,837

Diversified Telecommunication Services — 0.2%
Level 3 Financing Inc.	9.250%	11/1/14	390	394
Level 3 Financing Inc.	8.750%	2/15/17	110	109	C
Qwest Corp.	7.500%	10/1/14	190	194

				697

Electric Utilities — 0.1%
Edison Mission Energy	7.000%	5/15/17	190	179	C
Edison Mission Energy	7.200%	5/15/19	250	235	C
Edison Mission Energy	7.625%	5/15/27	90	85	C

				499

Food and Staples Retailing — 0.2%
CVS Corp.	9.350%	1/10/23	500	598	C
CVS Lease Pass-Through Trust	5.880%	1/10/28	46	44	C
CVS Lease Pass-Through Trust	6.036%	12/10/28	122	118	C
CVS/Caremark Corp.	5.298%	1/11/27	35	33	C

				793

Food Products — 0.1%
H.J. Heinz Co.	6.428%	12/1/08	100	101	C
Sara Lee Corp.	6.250%	9/15/11	150	153

				254

Gas Utilities — 0.1%
Suburban Propane Partners LP	6.875%	12/15/13	500	483

Health Care Equipment and Supplies — 0.1%
Advanced Medical Optics Inc.	7.500%	5/1/17	250	236	C
Boston Scientific Corp.	5.450%	6/15/14	60	57

				293

Health Care Providers and Services — 0.9%
AmerisourceBergen Corp.	5.875%	9/15/15	50	48
Cardinal Health Inc.	5.800%	10/15/16	60	58	C
DaVita Inc.	6.625%	3/15/13	500	488	C
HCA Inc.	9.125%	11/15/14	10	11	C
HCA Inc.	6.500%	2/15/16	893	756
HCA Inc.	9.250%	11/15/16	910	969	C
HCA Inc.	9.625%	11/15/16	599	644	C,G
Tenet Healthcare Corp.	6.375%	12/1/11	670	612
Tenet Healthcare Corp.	9.875%	7/1/14	29	29

				3,615

	Rate	Maturity Date	Par†		Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Hotels, Restaurants and Leisure — 0.1%
Buffets Inc.	12.500%	11/1/14	$250		$239
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	200		215
MGM MIRAGE	6.625%	7/15/15	140		127
Starwood Hotels and Resorts Worldwide Inc.	7.875%	5/1/12	50		52

					633

Independent Power Producers and Energy Traders — 0.5%
NRG Energy Inc.	7.375%	2/1/16	250		251
The AES Corp.	7.750%	3/1/14	1,800		1,804

					2,055

IT Services — 0.1%
SunGard Data Systems Inc.	10.250%	8/15/15	250		264

Leisure Equipment and Products — 0.2%
Eastman Kodak Co.	7.250%	11/15/13	900		900

Media — 0.2%
EchoStar DBS Corp.	7.125%	2/1/16	300		293
Gannett Co. Inc.	6.375%	4/1/12	40		41
Idearc Inc.	8.000%	11/15/16	250		252
Viacom Inc.	5.750%	4/30/11	100		100

					686

Metals and Mining — 0.1%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	500		534

Oil, Gas and Consumable Fuels — 1.0%
Anadarko Petroleum Corp.	5.760%	9/15/09	170		170	E
Anadarko Petroleum Corp.	5.950%	9/15/16	540		527
Chesapeake Energy Corp.	6.375%	6/15/15	400		382
El Paso Corp.	7.000%	6/15/17	2,640		2,611
Gazprom	6.950%	8/6/09	5,470	RUB	216
Gazprom	6.790%	10/29/09	620	RUB	24
Gazprom	7.000%	10/27/11	210	RUB	8
Saint Acquisition Corp.	12.500%	5/15/17	120		113	C
SemGroup LP	8.750%	11/15/15	85		86	C

					4,137

Pharmaceuticals — 0.1%
Leiner Health Products Inc.	11.000%	6/1/12	250		236

Real Estate Investment Trusts (REITs) — N.M.
Health Care Property Investors Inc.	6.450%	6/25/12	60		61

Real Estate Management and Development — N.M.
Realogy Corp.	12.375%	4/15/15	65		59	C

Road and Rail — 0.1%
Hertz Corp.	8.875%	1/1/14	200		209

Textiles, Apparel and Luxury Goods — 0.1%
Levi Strauss and Co.	9.750%	1/15/15	150		161
Oxford Industries Inc.	8.875%	6/1/11	200		206

					367

	Rate	Maturity Date	Par†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Thrifts and Mortgage Finance — 1.2%
Countrywide Financial Corp.	5.440%	2/28/08	$2,000	$1,999	E
Countrywide Financial Corp.	5.460%	4/30/08	2,200	2,200	E
Countrywide Financial Corp.	5.470%	6/18/08	300	300	E
Countrywide Home Loans Inc.	5.520%	2/27/08	300	300	E

				4,799

Wireless Telecommunication Services — N.M.
Rural Cellular Corp.	8.360%	6/1/13	20	20	C,E

Total Corporate Bonds and Notes (Cost — $47,066)				46,600

Asset-Backed Securities — 5.6%
Fixed Rate Securities — 0.2%
ABSC Manufactured Housing Contract 2004-CN1	8.400%	12/2/30	170	162	C
Centex Home Equity 2003-B AF4	3.235%	2/25/32	145	143
Oakwood Mortgage Investors Inc. 1999-D A1	7.840%	11/15/29	342	312
Pegasus Aviation Lease Securitization 2000-1	8.370%	3/25/30	390	265	C

				882

Indexed SecuritiesE — 5.3%
ACE Securities Corp. 2006-GP1 A	5.450%	2/25/31	1,002	1,002
Bear Stearns Asset-Backed Securities Trust 2006-SD2	5.520%	6/25/36	1,180	1,181
Citigroup Mortgage Loan Trust Inc. 2006-SHL1 A1	5.520%	11/25/45	290	290	C
Countrywide Home Equity Loan Trust 2006-B 2A	5.490%	5/15/36	708	708
Countrywide Home Equity Loan Trust 2006-D 2A	5.520%	5/15/36	1,293	1,293
Fremont Home Loan Trust 2006-B 2A2	5.420%	8/25/36	3,000	2,999
GMAC Mortgage Corp. Loan Trust 2006-HE4 A1	5.390%	12/25/36	2,600	2,599
GSAMP Trust 2006-SEA1 A	5.620%	5/25/36	628	626	C
GSRPM Mortgage Loan Trust 2006-2 A2	5.620%	9/25/36	818	818	C
Lehman XS Trust 2006-16N A4B	5.560%	11/25/46	908	912
Lehman XS Trust 2006-2N 1A1	5.580%	2/25/46	576	577
Lehman XS Trust 2006-GP3 2A2	5.540%	6/25/46	894	897
Lehman XS Trust 2007-2N 3A1	5.410%	2/25/37	3,616	3,616
Mastr Second Lien Trust 2005-1 A	5.590%	9/25/35	1,545	1,545
MASTR Specialized Loan Trust 2006-3 A	5.580%	6/25/46	713	713	C
Morgan Stanley Mortgage Loan Trust 2006-12XS	5.440%	10/25/36	907	907
RAAC Series 2006-RP4 A	5.610%	1/25/46	1,104	1,103	C

				21,786

Stripped Securities — 0.1%
First Franklin Mortgage Loan Asset-Backed Certificates 2006-FF5 2A5	0.000%	4/25/36	400	327	H2

Total Asset-Backed Securities (Cost — $22,998)				22,995

Mortgage-Backed Securities — 10.7%
Fixed Rate Securities — 0.5%
Banc of America Funding Corp. 2006-8T2 A2	5.791%	10/25/36	972	969
BlackRock Capital Finance LP 1997-R1	7.750%	3/25/37	356	222	C
Indymac Manufactured Housing Contract A2-2	6.170%	12/25/11	808	767

				1,958

	Rate	Maturity Date	Par†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed SecuritiesE — 9.5%
American Home Mortgage Assets 2006-6 A1A	5.510%	12/25/46	$746	$748
American Home Mortgage Investment Trust 2005-4 5A	5.350%	11/25/45	1,011	1,002
Banc of America Mortgage Securities 2003-F 1A1	6.911%	7/25/33	71	71
Banc of America Mortgage Securities 2004-A 1A1	6.120%	2/25/34	186	188
Banc of America Mortgage Securities 2004-E 2A3	4.108%	6/25/34	1,200	1,188
Bear Stearns Alt-A Trust 2004-10 1A1	5.660%	9/25/34	313	314
Bear Stearns Alt-A Trust 2004-11 1A2	5.740%	11/25/34	222	222
Bear Stearns Alt-A Trust 2005-2 1A1	5.570%	3/25/35	98	98
Bear Stearns Mortgage Funding Trust 2006-AR5 1A1	5.480%	12/25/36	1,281	1,282
Citigroup Mortgage Loan Trust Inc. 2005-9 1A1	5.580%	11/25/35	824	826
Countrywide Alternative Loan Trust 2005-24 4A1	5.550%	7/20/35	1,052	1,051
Countrywide Alternative Loan Trust 2005-51 2A1	5.620%	11/20/35	641	642
Countrywide Alternative Loan Trust 2005-59 1A1	5.649%	11/20/35	766	769
Countrywide Alternative Loan Trust 2005-76 3A1	5.580%	1/25/46	765	765
Countrywide Alternative Loan Trust 2006-OA1 1A1	5.530%	3/20/46	383	382
Countrywide Alternative Loan Trust 2006-OA8 1A2	5.550%	7/25/46	791	791
Countrywide Alternative Loan Trust 2006-OA9 1A1	5.520%	7/20/46	1,501	1,503
Countrywide Alternative Loan Trust 2006-OA10 4A3	5.590%	8/25/46	2,993	3,005
Countrywide Home Loans 2001-HYB1 1A1	6.893%	6/19/31	59	59
Countrywide Home Loans 2003-HYB1 1A1	3.687%	5/19/33	153	152
Countrywide Home Loans 2006-3 1A2	5.650%	3/25/36	746	748
Deutsche Mortgage Securities Inc. 2004-4 7AR2	5.770%	6/25/34	579	580
First Horizon Alternative Mortgage Securities 2005-AA12 1A1	5.920%	2/25/36	752	755
Greenpoint Mortgage Funding Trust 2006-AR3 3A1	5.550%	4/25/36	1,061	1,063
GSR Mortgage Loan Trust 2006-0A1 2A2	5.580%	8/25/46	818	820
Harborview Mortgage Loan Trust 2006-13 A	5.500%	11/19/46	1,192	1,192
Harborview Mortgage Loan Trust 2006-14 2A1A	5.470%	3/19/38	1,437	1,438
Impac CMB Trust 2004-5 1A1	5.680%	10/25/34	403	403
Impac CMB Trust 2004-6 1A2	5.710%	10/25/34	676	677
Impac CMB Trust 2005-7 A1	5.580%	11/25/35	781	782
Impac Secured Assets Corp. 2004-3 1A4	5.720%	11/25/34	41	42
Impac Secured Assets Corp. 2005-2	5.640%	3/25/36	641	643
IXIS Real Estate Capital Trust 2006-HE2	5.380%	8/25/36	1,469	1,469
Lehman XS Trust 2006-GP2 1A1A	5.390%	6/25/46	584	584
Merit Securities Corp. 11PA B2	6.820%	9/28/32	69	64	C
Residential Accredit Loans Inc. 2007-Q01 A1	5.470%	2/25/37	3,790	3,789
Structured Adjustable Rate Mortgage Loan Trust 2004-7 A1	5.590%	6/25/34	28	28
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS	5.640%	10/25/35	2,472	2,482
Structured Asset Mortgage Investments Inc. 2003-AR2 A1	5.690%	12/19/33	172	172
Structured Asset Mortgage Investments Inc. 2006-AR6	5.510%	7/25/36	2,978	2,984
Structured Asset Securities Corp. 2002-08A 7A1	6.846%	5/25/32	224	223
Structured Asset Securities Corp. 2002-11A 1A1	6.926%	6/25/32	48	48
Structured Asset Securities Corp. 2002-16A 1A1	7.691%	8/25/32	376	376
Structured Asset Securities Corp. 2002-18A 1A1	7.723%	9/25/32	65	66
Structured Asset Securities Corp. 2004-NP1 A	5.720%	9/25/33	374	375	C
Thornburg Mortgage Securities Trust 2004-1 I2A	5.770%	3/25/44	75	75
Thornburg Mortgage Securities Trust 2005-3 A1	5.550%	10/25/35	213	214
Thornburg Mortgage Securities Trust 2005-3 A4	5.590%	10/25/35	766	766

	Rate	Maturity Date	Par†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Thornburg Mortgage Securities Trust 2006-1	5.490%	1/25/36	$991	$990

				38,906

Variable Rate SecuritiesF — 0.7%
Bear Stearns Adjustable Rate Mortgage Trust 2004-12 1A1	4.185%	2/25/35	393	390
BlackRock Capital Finance LP 1996-R1	9.555%	9/25/26	458	321
Morgan Stanley Mortgage Loan Trust 2004-6AR	5.059%	8/25/34	276	275
Morgan Stanley Mortgage Loan Trust 2006-3AR 2A3	5.769%	3/25/36	778	782
Structured Adjustable Rate Mortgage Loan 2004-17 A1	6.100%	11/25/34	105	107
Wells Fargo Mortgage-Backed Securities Trust 2005-AR9 4A1	4.306%	5/25/35	895	879

				2,754

Total Mortgage-Backed Securities (Cost — $43,623)				43,618

Loan Participations and AssignmentsE — 8.7%
Aerospace and Defense — 0.3%
TransDigm Inc., Term Loan, Tranche B	7.360%	9/27/07	1,000	1,004

Chemicals — 0.2%
Georgia Gulf Corp., Term Loan	7.820%	7/6/07	621	625

Commercial Services and Supplies — 0.8%
Allied Waste North America Inc., Credit Linked Deposit, Tranche A	7.070%	7/2/07	277	278
Allied Waste North America Inc., Term Loan	7.060% to 7.150%	12/21/07	509	510
Aramark Corp., Letter of Credit	7.350%	7/2/07	165	165
Aramark Corp., Term Loan, Tranche B	7.360%	9/28/07	2,106	2,105

				3,058

Communications Equipment — 0.5%
Panamsat Corp., Term Loan, Tranche B	7.36%	6/30/13	2,000	2,004

Computers and Peripherals — 0.5%
CCG, Term Loan, Tranche B	7.360%	9/28/07	895	901
SunGard Data Systems Inc., Term Loan, Tranche B	7.356%	8/8/07	992	996

				1,897

Containers and Packaging — 0.5%
Amscan Holdings Inc., Term Loan, Tranche B	7.570% to 7.620%	10/25/07	1,000	1,000
Graham Packaging Co. LP Term Loan, Tranche B	7.625%	10/1/07	998	1,000

				2,000

Distributors — 0.2%
Keystone Automotive Industries Inc., Term Loan, Tranche B	8.820% to 10.750%	9/28/07	998	967

Diversified Consumer Services — 0.2%
Thomson Medical Education, First Lien Term Loan	8.070%	8/6/07	1,000	1,000

	Rate	Maturity Date	Par†	Value
Long-Term Securities — Continued
Loan Participations and Assignments — Continued
Health Care Providers and Services — 1.0%
Community Health Systems Inc., Term Loan, Tranche B	7.570% to 9.500%	9/28/07	$1,000	$1,001
Davita Inc., Term Loan, Tranche B1	6.850% to 6.880%	12/31/07	1,000	1,001
HCA Inc., Term Loan, Tranche B	7.610%	9/28/07	995	998
Sheridan Healthcare Inc., Term Loan, Tranche B	7.820%	7/16/07	1,000	996

				3,996

Hotels, Restaurants and Leisure — 0.5%
Quiznos LLC, First Lien Term Loan	7.598% to 7.610%	9/28/07	995	997
Wimar Opco LLC, Term Loan, Tranche B	7.610%	9/28/07	977	983

				1,980

Machinery — 0.5%
Nacco Materials Handling Group Term Loan	7.320% to 7.360%	11/15/07	997	996
Oshkosh Truck Corp., Term Loan, Tranche B	7.110%	9/6/07	995	998

				1,994

Media — 2.4%
Cedar Fair LP, Term Loan, Tranche B	7.320%	7/31/07	990	993
Charter Communications Operating LLC, Term Loan	7.320%	7/30/07	1,000	990
Citadel Communication Group, Term Loan, Tranche B	6.985%	9/28/07	1,000	991
CSC Holdings Inc., Incremental Term Loan	7.070%	7/2/07	992	991
Idearc Inc., Term Loan, Tranche B	7.360%	9/28/07	995	998
Insight Midwest Holdings LLC, Term Loan, Tranche B	7.350%	7/5/07	1,000	1,002
Nielsen Finance LLC, Term Loan, Tranche B	7.607%	8/9/07	993	997
Tribune Co., Tranche B	8.360%	10/5/07	1,000	976
Univision Communications, Term Loan, Tranche B	7.61%	7/30/07	1,000	985
UPC Broadband Holding, Term Loan, Tranche N	7.130%	1/2/08	1,000	994

				9,917

Oil, Gas and Consumable Fuels — 0.2%
Alpha Natural Resources, Term Loan, Tranche B	7.110%	9/28/07	995	995

Paper and Forest Products — 0.2%
Georgia-Pacific Corp., First Lien Term Loan	7.110%	9/28/07	990	992

Road and Rail — 0.2%
Swift Transportation, Term Loan	8.375%	5/10/14	1,000	986

Semiconductors and Semiconductor Equipment — 0.5%
Freescale Semiconductor, Term Loan, Tranche B	7.110%	9/4/07	995	985
Sensata Technologies, Term Loan, Tranche B	7.105%	7/27/07	990	987

				1,972

Total Loan Participations and Assignments (Cost — $35,484)				35,387

U.S. Government and Agency Obligations — 6.2%
Fixed Rate Securities — 2.4%
Federal Home Loan Bank	5.500%	5/21/09	6,900	6,897
United States Treasury Bonds	5.375%	2/15/31	700	719
United States Treasury Notes	4.750%	2/15/10	2,280	2,272

	Rate	Maturity Date	Par†	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
United States Treasury Notes	5.125%	5/15/16	$14	$14

				9,902

Treasury Inflation-Protected SecuritiesI — 3.8%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	1,074	1,020
United States Treasury Inflation-Protected Security	2.375%	4/15/11	854	844
United States Treasury Inflation-Protected Security	2.000%	1/15/16	3,540	3,361
United States Treasury Inflation-Protected Security	2.500%	7/15/16	4,042	3,997
United States Treasury Inflation-Protected Security	2.375%	1/15/17	2,049	2,001
United States Treasury Inflation-Protected Security	2.375%	1/15/27	4,406	4,231

				15,454

Total U.S. Government and Agency Obligations (Cost — $25,555)				25,356

U.S. Government Agency Mortgage-Backed Securities — 48.0%
Fixed Rate Securities — 32.3%
Fannie Mae	5.000%	12/1/37	75,300	70,505	J
Fannie Mae	5.500%	12/1/37	51,900	50,017	J
Fannie Mae	6.000%	12/1/37	11,600	11,471	J

				131,993

Indexed SecuritiesE — 15.7%
Fannie Mae	5.865%	6/1/36	1,877	1,883
Fannie Mae	5.804%	9/1/36	24,511	24,609
Fannie Mae	5.585%	12/1/36	1,399	1,394
Fannie Mae	6.477%	1/1/37	5,327	5,417
Fannie Mae	5.726%	4/1/37	5,700	5,708
Fannie Mae	5.906%	4/1/37	3,823	3,857
Freddie Mac	5.524%	1/1/36	3,066	3,072
Freddie Mac	6.007%	6/1/36	1,977	1,983
Freddie Mac	5.727%	7/1/36	8,941	8,925
Freddie Mac	5.603%	1/1/37	1,100	1,096
Freddie Mac	5.884%	2/1/37	1,100	1,104
Freddie Mac	5.830%	5/1/37	1,140	1,140
Freddie Mac	5.895%	5/1/37	3,380	3,385
Freddie Mac	5.796%	6/1/37	570	570

				64,143

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $197,103)				196,136

Yankee BondsK — 3.6%
Commercial Banks — 2.3%
Barclays Capital	5.456%	3/20/08	700	700	C,E
Glitnir Banki Hf	6.693%	6/15/16	1,810	1,864	B,C
HSBK Europe BV	7.250%	5/3/17	1,480	1,453	C
ICICI Bank Ltd.	6.375%	4/30/22	160	151	B,C
ICICI Bank Ltd.	6.375%	4/30/22	1,422	1,351	B,C
Kaupthing Bank Hf	7.125%	5/19/16	240	254	C
Landsbanki Islands Hf	6.100%	8/25/11	2,190	2,218	C
TuranAlem Finance BV	8.250%	1/22/37	1,330	1,280	C
TuranAlem Finance BV	8.250%	1/22/37	100	96	C

				9,367

	Rate	Maturity Date	Par†		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Diversified Financial Services — 0.4%
TNK-BP Finance SA	7.500%	7/18/16	$781		$805	C
TNK-BP Finance SA	7.500%	7/18/16	550		567	C
TNK-BP Finance SA	6.625%	3/20/17	200		194	C
TNK-BP Finance SA	6.625%	3/20/17	342		331	C

					1,897

Diversified Telecommunication Services — 0.1%
Intelsat Bermuda Ltd.	9.250%	6/15/16	250		266

Energy Equipment and Services — 0.1%
Compagnie Generale de Geophysique-Veritas	7.750%	5/15/17	250		253

Foreign Government — 0.3%
Federative Republic of Brazil	8.000%	1/15/18	520		571
Federative Republic of Brazil	11.000%	8/17/40	256		336
Republic of Panama	9.375%	4/1/29	141		187

					1,094

Metals and Mining — 0.4%
Vale Overseas Ltd.	8.250%	1/17/34	60		70
Vale Overseas Ltd.	6.875%	11/21/36	1,546		1,554

					1,624

Wireless Telecommunication Services — N.M.
Vodafone Group PLC	5.000%	9/15/15	100		93

Total Yankee Bonds (Cost — $14,811)					14,594

Foreign Government Obligations — 2.1%
Commonwealth of Australia	5.131%	8/20/20	1,730	AUD	2,203	L
Federative Republic of Brazil	10.000%	7/1/10	2	BRL	878
Federative Republic of Brazil	6.000%	5/15/15	1	BRL	492	L
Federative Republic of Brazil	6.000%	5/15/45	1	BRL	524	L
Kingdom of Sweden Inflation-Protected Notes	3.895%	12/1/28	15,000	SEK	3,071	L
Republic of Argentina	3.942%	1/3/10	1,347	ARS	836	L
United Kingdom Treasury Gilt	1.250%	11/22/55	363	GBP	813	L

Total Foreign Government Obligations (Cost — $8,723)					8,817

Total Long-Term Securities (Cost — $395,363)					393,503

Short-Term Securities — 37.0%
U.S. Government and Agency Obligations — 0.1%
Fannie Mae	0.000%	7/3/07	115		115	M
Fannie Mae	0.000%	3/17/08	310		299	M

					414

Yankee Bonds — 0.2%
UBS AG Jersey	0.000%	7/12/07	800		803

Foreign Government Obligations — 0.9%
Bank Negara Malaysia Monetary Notes	0.000%	11/1/07	324	MYR	93	M
Egypt Treasury Bills	8.706%	10/30/07	550	EGP	95	M
Egypt Treasury Bills	8.817%	10/30/07	3,925	EGP	674	M
Egypt Treasury Bills	8.759%	11/6/07	275	EGP	47	M

	Rate	Maturity Date	Par†		Value
Short-Term Securities — Continued
Foreign Government Obligations — Continued
Egypt Treasury Bills	8.881%	11/20/07	675	EGP	$115	M
Egypt Treasury Bills	0.000%	1/15/08	13,500	EGP	2,282	M
Egypt Treasury Bills	0.000%	2/18/08	850	EGP	143	M
Egypt Treasury Bills	0.000%	3/25/08	850	EGP	142	M
Egypt Treasury Bills	0.000%	4/1/08	425	EGP	71	M

					3,662

Options PurchasedN — 0.7%
Bundesobligations Futures Call, August 2007, Strike Price $113.00			5	O	1
Eurodollar Futures Call, March 2008, Strike Price $94.00			1,198	O	2,366
Eurodollar Futures Put, June 2008, Strike Price $93.75			202	O	5
Eurodollar Futures Put, June 2008, Strike Price $94.00			205	O	12
Fed Fund Futures Put, July 2007, Strike Price $94.63			110	O	1
LIBOR Call, March 2008, Strike Price $93.50			419	O	315

					2,700

Repurchase Agreement — 35.1%
Nomura Securities International Inc. 5.24% dated 6/29/07, to be repurchased at $143,494 on 7/2/07 (Collateral: $146,360 Freddie Mac notes, 5.000%, due 6/11/09, value $146,360)			143,431		143,431

Total Short-Term Securities (Cost — $151,815)					151,010

Total Investments — 133.3% (Cost — $547,178)P					544,513
Other Assets Less Liabilities — (33.3)%					(136,100)

Net Assets — 100.0%					$408,413

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedN
Eurodollar Futures	December 2007	7	(8)
Eurodollar Futures	March 2008	2	—	Q
Eurodollar Futures	September 2008	26	8
LIBOR Futures	September 2007	2	(3)
LIBOR Futures	March 2008	70	(56)
U.S. Treasury Bond Futures	September 2007	32	(46)
U.S. Treasury Note Futures	September 2007	381	(72)

			$(177)

Futures Contracts WrittenN
Eurodollar Futures	December 2008	7	12
Eurodollar Futures	June 2009	57	76
U.S. Treasury Note Futures	September 2007	618	83

			$171

Options WrittenN
Eurodollar Future Call, Strike Price $95.00	September 2007	156	(18)
Eurodollar Future Put, Strike Price $94.50	September 2007	156	21
Eurodollar Future Put, Strike Price $95.00	July 2007	193	(15)
Swaption Call, Strike Price $82.50	July 2007	4,900,000	5
Swaption Put, Strike Price $1.05	August 2007	800,000	(1)
U.S. Treasury Note Futures Call, Strike Price $106.00	July 2007	26	(3)
U.S. Treasury Note Futures Put, Strike Price $104.00	July 2007	26	7

			$(4)

		Contract to
Counterparty	Settlement Date	Receive		Deliver		Unrealized (Loss)
Citibank NA	8/8/07	EUR	2,566	USD	3,495	(18)
Citibank NA	8/8/07	JPY	1,008,284	USD	8,601	(372)
Credit Suisse First Boston	8/8/07	JPY	380,200	USD	3,241	(139)
Citibank NA	8/8/07	USD	3,440	EUR	2,542	(6)
Citibank NA	8/8/07	USD	2,631	GBP	1,317	(9)
Credit Suisse First Boston	8/8/07	USD	1,531	GBP	768	(8)

						$(552)

N.M.	Not Meaningful.
A	Convertible Security—Security may be converted into the issuer’s common stock.
B	Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
C	Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 5.58% of net assets.
D	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
E	Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2007.
F	The coupon rates shown on variable rate securities are the rates at June 30, 2007. These rates vary with the weighted average coupon of the underlying loans.
G	Pay-in-Kind (“PIK”) security—A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
H	Stripped Security—Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
I	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
J	When-issued Security—Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
K	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
L	Inflation-Protected Security—Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
M	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
N	Options and futures are described in more detail in the notes to financial statements.
O	Par represents actual number of contracts.
P	Aggregate cost for federal income tax purpose is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$825
Gross unrealized depreciation	(3,490)

Net unrealized appreciation/(depreciation)	$(2,665)

Q	Amount represents less than $1.
†	Securities are denominated in U.S. Dollars, unless otherwise noted.

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
SEK	— Swedish Krona
USD	— Unitd States Dollar

Portfolio of Investments

Western Asset Core Bond Portfolio

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 112.4%
Corporate Bonds and Notes — 18.3%
Aerospace and Defense — N.M.
United Technologies Corp.	5.400%	5/1/35	$1,460	$1,331	A

Airlines — 0.6%
Continental Airlines Inc.	6.900%	7/2/19	444	452
Continental Airlines Inc.	6.545%	8/2/20	2,728	2,775
Delta Air Lines Inc.	7.570%	11/18/10	12,026	12,479
Delta Air Lines Inc.	7.111%	9/18/11	15,600	16,006
US Airways Pass-Through Trust	6.850%	1/30/18	7,855	8,150

				39,862

Automobiles — 0.2%
DaimlerChrysler NA Holding Corp.	4.050%	6/4/08	1,530	1,508
DaimlerChrysler NA Holding Corp.	7.200%	9/1/09	1,240	1,280
DaimlerChrysler NA Holding Corp.	5.875%	3/15/11	700	704
Ford Motor Co.	7.450%	7/16/31	13,410	10,711	A

				14,203

Building Products — 0.1%
Masco Corp.	7.125%	8/15/13	3,320	3,466

Capital Markets — 1.9%
Goldman Sachs Group Inc.	5.625%	1/15/17	9,935	9,522
Lehman Brothers Holdings Inc.	5.380%	4/2/08	50,000	50,032	B
Merrill Lynch and Co. Inc.	3.375%	9/14/07	11,120	11,075
Merrill Lynch and Co. Inc.	5.460%	6/16/08	31,040	31,069	B
Merrill Lynch and Co. Inc.	6.110%	1/29/37	3,510	3,293
Morgan Stanley	5.484%	1/18/08	8,000	8,005	B
Morgan Stanley	4.750%	4/1/14	3,070	2,867
Morgan Stanley	5.809%	10/18/16	4,040	4,036	B
The Bear Stearns Cos. Inc.	5.550%	1/22/17	7,855	7,423	A

				127,322

Commercial Banks — 1.4%
Bank One Corp.	7.875%	8/1/10	4,500	4,805
Bank One Corp.	5.900%	11/15/11	2,000	2,029
Countrywide Bank NA	5.350%	8/16/07	35,000	35,001	B
Firstar Bank NA	7.125%	12/1/09	450	467
HBOS Treasury Services PLC	5.250%	2/21/17	2,500	2,453	C
Rabobank Capital Funding Trust II	5.260%	12/31/49	470	451	C,D
Rabobank Capital Funding Trust III	5.254%	12/31/49	3,030	2,837	C,D
SunTrust Capital VIII	6.100%	12/15/36	14,970	13,709	D
U.S. Bancorp	3.125%	3/15/08	10,300	10,136
Wachovia Capital Trust III	5.800%	3/15/49	6,130	6,103	D
Wachovia Corp.	5.750%	6/15/17	16,100	15,884
Wells Fargo Capital X	5.950%	12/15/36	1,890	1,763	D

				95,638

1

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Commercial Services and Supplies — 0.4%
PHH Corp.	7.125%	3/1/13	$5,010	$5,292
Waste Management Inc.	7.125%	10/1/07	10,330	10,359
Waste Management Inc.	6.875%	5/15/09	2,000	2,045
Waste Management Inc.	6.375%	11/15/12	2,530	2,588
Waste Management Inc.	7.125%	12/15/17	6,000	6,244

				26,528

Communications Equipment — 0.1%
Motorola Inc.	8.000%	11/1/11	5,600	6,045

Consumer Finance — 2.3%
American Express Co.	6.800%	9/1/66	3,920	4,042	D
Capital One Financial Corp.	6.150%	9/1/16	3,170	3,130
Ford Motor Credit Co.	6.625%	6/16/08	8,900	8,894
Ford Motor Credit Co.	7.375%	10/28/09	50,175	49,807
Ford Motor Credit Co.	7.875%	6/15/10	6,310	6,309
Ford Motor Credit Co.	7.375%	2/1/11	6,435	6,287
Ford Motor Credit Co.	7.250%	10/25/11	5,910	5,688
GMAC LLC	6.125%	8/28/07	8,620	8,626	A
GMAC LLC	5.625%	5/15/09	9,550	9,337
GMAC LLC	7.750%	1/19/10	5,355	5,421
GMAC LLC	7.250%	3/2/11	820	817
GMAC LLC	0.000%	6/15/15	220	122	E
SLM Corp.	3.900%	4/1/09	8,960	8,390	F
SLM Corp.	5.625%	8/1/33	42,895	33,447	A

				150,317

Diversified Financial Services — 1.7%
Air 2 US	8.027%	10/1/19	11,859	12,275	C
Bank of America Corp.	5.420%	3/15/17	2,000	1,917
Dryden Investor Trust	7.157%	7/23/08	6,440	6,551
General Electric Capital Corp.	5.355%	10/24/08	15,000	15,006	B
HSBC Finance Corp.	8.000%	7/15/10	690	737
HSBC Finance Corp.	7.000%	5/15/12	700	737
HSBC Finance Corp.	6.375%	11/27/12	440	452
ILFC E-Capital Trust II	6.250%	12/21/65	4,160	4,057	A,C,D
J.P. Morgan and Co. Inc.	2.991%	2/15/12	2,000	2,068	F
JPMorgan Chase and Co.	5.750%	1/2/13	3,770	3,771
Residential Capital Corp.	6.125%	11/21/08	8,180	8,105
Residential Capital Corp.	6.000%	2/22/11	15,310	14,815
Residential Capital Corp.	6.500%	6/1/12	5,150	5,025
SB Treasury Co. LLC	9.400%	12/29/49	2,930	3,032	C,D
Sigma Finance Inc.	8.500%	8/11/16	17,200	17,168	C,G
Sigma Finance Inc.	8.000%	6/22/17	19,210	19,210	C,G
Unilever Capital Corp.	7.125%	11/1/10	1,730	1,813

				116,739

Diversified Telecommunication Services — 0.2%
AT&T Inc.	5.100%	9/15/14	4,960	4,731
BellSouth Corp.	4.750%	11/15/12	440	421
BellSouth Corp.	5.200%	9/15/14	4,270	4,098
Verizon Global Funding Corp.	7.250%	12/1/10	2,220	2,340

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Telecommunication Services — Continued
Verizon Global Funding Corp.	7.375%	9/1/12	$5	$5

				11,595

Electric Utilities — 0.8%
Duke Energy Corp.	6.250%	1/15/12	20	21
Exelon Corp.	5.625%	6/15/35	3,730	3,332
FirstEnergy Corp.	6.450%	11/15/11	340	349
FirstEnergy Corp.	7.375%	11/15/31	8,770	9,494
Pacific Gas and Electric Co.	6.050%	3/1/34	940	911
Pacific Gas and Electric Co.	5.800%	3/1/37	7,330	6,837
Progress Energy Inc.	7.100%	3/1/11	1,488	1,559
The Cleveland Electric Illuminating Co.	5.700%	4/1/17	630	608
The Detroit Edison Co.	6.125%	10/1/10	920	936
TXU Energy Co.	7.000%	3/15/13	25,800	26,612

				50,659

Food and Staples Retailing — 0.5%
CVS Lease Pass-Through Trust	6.036%	12/10/28	36,231	35,164	C

Food Products — 0.2%
H.J. Heinz Co.	6.428%	12/1/08	6,650	6,716	C
Sara Lee Corp.	6.250%	9/15/11	5,500	5,596

				12,312

Gas Utilities — 0.1%
Southern Natural Gas Co.	8.000%	3/1/32	7,390	8,381

Health Care Equipment and Supplies — 0.1%
Boston Scientific Corp.	5.450%	6/15/14	3,530	3,322
Mallinckrodt Inc.	6.500%	11/15/07	1,210	1,213

				4,535

Health Care Providers and Services — 0.9%
AmerisourceBergen Corp.	5.625%	9/15/12	3,520	3,449
AmerisourceBergen Corp.	5.875%	9/15/15	3,050	2,933
Cardinal Health Inc.	5.800%	10/15/16	3,530	3,419	C
Cardinal Health Inc.	5.850%	12/15/17	12,985	12,610
HCA Inc.	5.750%	3/15/14	35,430	29,983
Tenet Healthcare Corp.	6.375%	12/1/11	2,500	2,284
Tenet Healthcare Corp.	7.375%	2/1/13	6,584	5,950	A

				60,628

Hotels, Restaurants and Leisure — 0.1%
Marriott International Inc.	5.810%	11/10/15	4,400	4,242
Starwood Hotels and Resorts Worldwide Inc.	7.875%	5/1/12	3,050	3,176

				7,418

Household Durables — 0.1%
Lennar Corp.	5.950%	10/17/11	3,700	3,647
Pulte Homes Inc.	8.125%	3/1/11	2,110	2,236

				5,883

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Independent Power Producers and Energy Traders — 0.3%
TXU Corp.	4.800%	11/15/09	$9,000	$8,757
TXU Corp.	6.500%	11/15/24	1,090	901
TXU Corp.	6.550%	11/15/34	9,930	8,032	A

				17,690

Insurance — 1.4%
American International Group Inc.	6.250%	3/15/37	9,080	8,585
ASIF Global Financing XIX	4.900%	1/17/13	1,210	1,173	C
Marsh and McLennan Cos. Inc.	5.150%	9/15/10	3,070	2,997
Merna Re	1.000%	7/1/12	13,500	13,500	G
MetLife Inc.	6.400%	12/15/36	37,710	34,933	D
The Travelers Cos. Inc.	6.250%	3/15/37	30,670	29,472	D

				90,660

IT Services — 0.1%
Electronic Data Systems Corp.	7.125%	10/15/09	7,685	7,909

Leisure Equipment and Products — 0.8%
Eastman Kodak Co.	3.625%	5/15/08	17,500	17,019
Eastman Kodak Co.	7.250%	11/15/13	34,680	34,680

				51,699

Media — 0.9%
Clear Channel Communications Inc.	4.625%	1/15/08	1,430	1,418
Clear Channel Communications Inc.	4.250%	5/15/09	2,130	2,059
Clear Channel Communications Inc.	6.250%	3/15/11	5,580	5,370
Clear Channel Communications Inc.	5.500%	9/15/14	790	675
Comcast Corp.	6.500%	1/15/15	1,200	1,230
Comcast Corp.	6.500%	1/15/17	600	613
Comcast Corp.	7.050%	3/15/33	3,130	3,230
Comcast MO of Delaware Inc.	9.000%	9/1/08	2,200	2,283
Cox Communications Inc.	7.875%	8/15/09	9,640	10,075
Liberty Media LLC	7.875%	7/15/09	9,000	9,336
Liberty Media LLC	3.750%	2/15/30	290	180	H
News America Inc.	6.200%	12/15/34	105	98
Time Warner Inc.	6.875%	5/1/12	8,270	8,628
Time Warner Inc.	6.950%	1/15/28	2,000	2,014
Time Warner Inc.	7.625%	4/15/31	350	375
Viacom Inc.	5.750%	4/30/11	8,580	8,568
Viacom Inc.	6.250%	4/30/16	3,400	3,349

				59,501

Multi-Utilities — 0.2%
Dominion Resources Inc.	4.125%	2/15/08	10,850	10,762
Dominion Resources Inc.	5.125%	12/15/09	50	50
Dominion Resources Inc.	4.750%	12/15/10	570	557
Dominion Resources Inc.	5.700%	9/17/12	2,050	2,051

				13,420

Multiline Retail — 0.1%
Target Corp.	4.000%	6/15/13	4,445	4,096	A

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — 1.8%
Anadarko Petroleum Corp.	5.760%	9/15/09	$12,340	$12,351	B
Anadarko Petroleum Corp.	6.450%	9/15/36	10,010	9,628
Conoco Inc.	6.950%	4/15/29	4,730	5,162
ConocoPhillips	4.750%	10/15/12	770	746
El Paso Natural Gas Co.	8.375%	6/15/32	3,610	4,233
Hess Corp.	7.875%	10/1/29	2,940	3,314
Hess Corp.	7.300%	8/15/31	9,595	10,290
Kerr-McGee Corp.	6.875%	9/15/11	17,000	17,670
Kerr-McGee Corp.	6.950%	7/1/24	650	674
Kinder Morgan Energy Partners LP	7.125%	3/15/12	4,650	4,892
Kinder Morgan Energy Partners LP	5.000%	12/15/13	3,180	3,009
Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,670	1,634
Pemex Project Funding Master Trust	6.625%	6/15/35	16,155	16,397
Sonat Inc.	7.625%	7/15/11	5,000	5,194
Tennessee Gas Pipeline Co.	8.375%	6/15/32	1,110	1,302
Texaco Capital Inc.	5.500%	1/15/09	1,000	1,003	A
The Williams Cos. Inc.	8.125%	3/15/12	3,730	3,958	A
The Williams Cos. Inc.	7.500%	1/15/31	2,035	2,106
The Williams Cos. Inc.	8.750%	3/15/32	3,240	3,750
XTO Energy Inc.	7.500%	4/15/12	10,379	11,159

				118,472

Paper and Forest Products — N.M.
Weyerhaeuser Co.	6.750%	3/15/12	25	26

Pharmaceuticals — 0.1%
Wyeth	5.950%	4/1/37	9,750	9,318

Real Estate Investment Trusts (REITs) — 0.1%
Health Care Property Investors Inc.	6.450%	6/25/12	3,550	3,613

Real Estate Management and Development — N.M.
Socgen Real Estate Co. LLC	7.640%	12/29/49	260	261	C,D

Specialty Retail — 0.3%
Autozone Inc.	6.950%	6/15/16	5,620	5,902
Home Depot Inc.	4.625%	8/15/10	1,380	1,337
Home Depot Inc.	5.400%	3/1/16	4,250	3,984
Limited Brands Inc.	6.125%	12/1/12	9,420	9,400	A

				20,623

Thrifts and Mortgage Finance — 0.2%
Countrywide Financial Corp.	6.250%	5/15/16	14,400	14,142	A

Tobacco — 0.1%
Altria Group Inc.	7.000%	11/4/13	3,815	4,046
Altria Group Inc.	7.750%	1/15/27	2,500	2,924
Reynolds American Inc.	7.875%	5/15/09	3,240	3,360

				10,330

Wireless Telecommunication Services — 0.2%
Sprint Capital Corp.	8.375%	3/15/12	7,935	8,645
Sprint Capital Corp.	8.750%	3/15/32	2,590	2,909

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Wireless Telecommunication Services — Continued
Sprint Nextel Corp.	6.000%	12/1/16	$250	$237

				11,791

Total Corporate Bonds and Notes (Cost — $1,235,528)				1,211,577

Asset-Backed Securities — 5.2%
Fixed Rate Securities — 0.6%
Conseco Finance Securitizations Corp. 2000-5	7.960%	2/1/32	4,700	3,932
Drive Auto Receivables Trust 2006-2 A3	5.330%	4/15/14	25,360	25,331	C
Equity One ABS Inc. 2003-3	4.995%	12/25/33	4,040	3,989
Green Tree Financial Corp. 1996-5	8.100%	7/15/27	585	110
Patrons’ Legacy 2003-IV	5.775%	12/23/63	5,800	5,674	C

				39,036

Indexed SecuritiesB — 4.6%
Asset-Backed Funding Certificates 2002-SB1	5.750%	4/25/18	1,695	1,697
Brazos Higher Education Authority Inc. 2005-1	5.390%	9/26/16	12,287	12,185
CC Mortgage Funding Corp. 2003-2A	5.700%	5/25/34	1,517	1,517	C
CDC Mortgage Capital Trust 2002-HE1	5.630%	1/25/33	618	618
CIT Group Home Equity Loan Trust 2002-1	5.610%	3/25/33	411	412
Countrywide Asset-Backed Certificates 2003-BC3	5.940%	9/25/33	467	467
Countrywide Home Equity Loan Trust 2005-H 2A	5.560%	12/25/35	215	215
Fleet Home Equity Loan Trust 2003-1	5.570%	1/20/33	2,959	2,961
GMAC Mortgage Corp. Loan Trust 2004-HE4	5.600%	3/25/35	3,261	3,261
GMAC Mortgage Corp. Loan Trust 2005-HE3 A1VN	5.580%	2/25/36	52,611	52,636
GSAMP Trust 2006-S4	5.410%	5/25/36	3,501	3,501
Lehman XS Trust 2005-5N	5.620%	11/25/35	10,857	10,879
Lehman XS Trust 2006-2N 1A1	5.580%	2/25/46	18,140	18,190
Lehman XS Trust 2006-GP4	5.390%	8/25/46	4,204	4,201
Long Beach Mortgage Loan Trust 2000-1	5.840%	1/21/31	265	265
Merrill Lynch Mortgage Investors Trust 2007-SD1 A1	5.770%	2/25/47	66,300	66,300
MSDWCC Heloc Trust 2005-1	5.510%	7/25/17	1,541	1,542
Provident Bank Home Equity Loan Trust 1999-3	5.710%	1/25/31	828	829
Residential Asset Mortgage Products Inc. 2003-RS2	5.660%	3/25/33	172	172
Residential Asset Securities Corp. 2001-KS2	5.780%	6/25/31	344	344
Residential Asset Securities Corp. 2001-KS3 AII	5.780%	9/25/31	122	122
SACO I Trust 2005-10 1A	5.580%	6/25/36	2,701	2,694
SACO I Trust 2005-8 A1	5.600%	11/25/20	2,475	2,463
SACO I Trust 2006-1 A	5.490%	9/25/35	2,410	2,405
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2	5.550%	2/25/37	60,994	61,014
SLM Student Loan Trust 2006-5	5.345%	7/25/17	49,600	49,609
Structured Asset Investment Loan Trust 2005-3	5.450%	4/25/35	1,119	1,119

				301,618

Total Asset-Backed Securities (Cost — $341,786)				340,654

Mortgage-Backed Securities — 18.2%
Fixed Rate Securities — 6.4%
Asset Securitization Corp. 1996-D2	6.920%	2/14/29	10	10
Banc of America Commercial Mortgage Inc. 2005-5 A4	5.115%	10/10/45	10,120	9,659

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Banc of America Commercial Mortgage Inc. 2006-3 A4	5.889%	7/10/44	$24,090	$24,126
Citicorp Mortgage Securities Inc. 2003-7 A1	4.750%	8/25/18	8,475	8,255
Countrywide Alternative Loan Trust 2003-20CB 1A1	5.500%	10/25/33	11,296	10,786
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%	12/15/39	14,800	14,189
Criimi Mae Commercial Mortgage Trust 1998-C1	7.000%	6/2/33	3,159	3,173	C
CS First Boston Mortgage Securities Corp. 1998-C1 A1B	6.480%	5/17/40	401	404
Deutsche Mortgage and Asset Receiving Corp. 1998-C1	6.538%	6/15/31	3,557	3,559
GMAC Commercial Mortgage Securities Inc 2006-C1 A4	5.238%	11/10/45	2,800	2,689
GS Mortgage Securities Corp. II 2005-GG4	4.680%	7/10/39	12,900	12,330
GSR Mortgage Loan Trust 2005-4F 1A1	4.500%	4/25/20	8,487	8,166
JP Morgan Chase Commercial Mortgage Pass-Through Certificates 2005-CIBC12	4.895%	9/12/37	1,610	1,515
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3	5.420%	1/15/49	50,790	49,032
JP Morgan Commercial Mortgage Finance Corp. 1999-C8 A2	7.400%	7/15/31	4,189	4,291
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	13,356	12,477
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	15,000	14,321
LB-UBS Commercial Mortgage Trust 2005-C5	4.954%	9/15/30	12,680	11,999
MASTR Reperforming Loan Trust 2005-1	6.500%	8/25/34	1,191	1,201	C
MASTR Reperforming Loan Trust 2005-1 1A3	7.000%	8/25/34	9,955	10,188	C
Merrill Lynch/Countrywide Commercial Mortgage 2007-6 A4	5.485%	3/12/51	25,000	24,221
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%	8/12/48	2,200	2,114
Morgan Stanley Capital I 2005-HQ6	4.989%	8/13/42	13,450	12,758
Morgan Stanley Capital I 2006-IQ12 A4	5.332%	12/15/43	7,750	7,446
Prime Mortgage Trust 2006-DR1 1A1	5.500%	5/25/35	31,379	30,676	C
Prime Mortgage Trust 2006-DR1 1A2	6.000%	5/25/35	14,717	14,692	C
Prime Mortgage Trust 2006-DR1 2A2	6.000%	5/25/35	50,710	49,815	C
Residential Asset Mortgage Products Inc. 2005-SL2	7.500%	3/25/32	3,995	4,095
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	49,207	46,747
Structured Asset Securities Corp. 2003-29 1A1	4.750%	9/25/18	28,014	26,648
WaMu Mortgage Pass-Through Certificates 2003-S7 A1	4.500%	8/25/18	5,429	5,240

				426,822

Indexed SecuritiesB — 10.5%
American Home Mortgage Assets 2006-4	5.530%	10/25/46	1,102	1,105
Amortizing Residential Collateral Trust 2002-BC1M	5.600%	1/1/32	190	190
Banc of America Funding Corp. 2005-E	5.729%	6/20/35	15,373	15,443
Bear Stearns Mortgage Funding Trust 2007-AR5 1A1A	5.490%	6/25/37	12,314	12,313
Countrywide Alternative Loan Trust 2005-14	5.530%	5/25/35	9,179	9,182
Countrywide Alternative Loan Trust 2005-17 1A1	5.580%	7/25/35	11,140	11,157
Countrywide Alternative Loan Trust 2005-17 2A1	5.560%	7/25/35	22,466	22,496
Countrywide Alternative Loan Trust 2005-38 A3	5.670%	9/25/35	389	389
Countrywide Alternative Loan Trust 2005-56 3A1	5.610%	11/25/35	1,087	1,090
Countrywide Alternative Loan Trust 2005-59 1A1	5.649%	11/20/35	2,810	2,820
Countrywide Alternative Loan Trust 2006-0A7	5.530%	6/25/46	14,468	14,499
Countrywide Home Loans 2005-03 1A2	5.610%	4/25/35	12,868	12,899
Countrywide Home Loans 2005-09 1A1	5.620%	5/25/35	12,618	12,636
Countrywide Home Loans 2005-09 2A1	5.540%	5/25/35	6,032	6,035

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Downey Savings and Loan Association Mortgage Loan Trust 2005-AR6	5.610%	10/19/45	$3,067	$3,080
Granite Mortgages PLC 2003-1	5.548%	1/20/20	1,468	1,467	C,I
Greenpoint Mortgage Funding Trust 2005-AR1	5.540%	6/25/45	10,243	10,245
Greenpoint Mortgage Funding Trust 2005-AR4	5.580%	10/25/45	2,749	2,753
Greenpoint Mortgage Funding Trust 2006-AR4	5.420%	9/25/46	44,204	44,189
Greenpoint Mortgage Funding Trust 2006-AR5	5.400%	10/25/46	46,433	46,444
GSMPS Mortgage Loan Trust 2005-RP2	5.670%	3/25/35	18,076	18,008	C
Harborview Mortgage Loan Trust 2005-7	6.149%	6/19/45	18,704	18,791
Impac Secured Assets Corp. 2005-2	5.640%	3/25/36	1,603	1,608
MASTR Adjustable Rate Mortgages Trust 2007-3 22A2	5.530%	5/25/47	34,908	34,924
Medallion Trust 2000-1G	5.585%	7/12/31	128	128	I
Medallion Trust 2000-2G	5.560%	12/18/31	893	895	I
Medallion Trust 2003-1G	5.550%	12/21/33	2,231	2,236	I
MLCC Mortgage Investors Inc. 2003-B	5.660%	4/25/28	2,976	2,986
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS	5.640%	10/25/35	2,215	2,224
Structured Asset Mortgage Investments Inc. 2006-AR6	5.510%	7/25/36	22,806	22,849
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A	5.530%	8/25/36	42,404	42,369
Thornburg Mortgage Securities Trust 2005-2 A1	5.540%	7/25/45	8,913	8,947
Thornburg Mortgage Securities Trust 2005-2 A2	5.550%	7/25/45	15,981	15,991
Thornburg Mortgage Securities Trust 2006-1	5.490%	1/25/36	61,509	61,456
Thornburg Mortgage Securities Trust 2006-3	5.425%	6/25/36	4,567	4,562
WaMu Alternative Mortgage Pass-Through Certificates 2007-OA4 A1A	5.787%	4/25/47	55,401	55,368
WaMu Mortgage Pass-Through Certificates, 2005-AR06 2A1A	5.550%	4/25/45	11,211	11,226
WaMu Mortgage Pass-Through Certificates, 2005-AR08 1A1A	5.590%	7/25/45	13,378	13,397
WaMu Mortgage Pass-Through Certificates, 2005-AR11	5.640%	8/25/45	31,655	31,726
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1A1	5.610%	10/25/45	19,491	19,525
WaMu Mortgage Pass-Through Certificates, 2005-AR13 B10	6.520%	10/25/45	4,179	3,882	C
WaMu Mortgage Pass-Through Certificates, 2005-AR17 A1A2	5.610%	12/25/45	11,402	11,445
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A1	5.590%	12/25/45	23,805	23,866
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A2	5.610%	12/25/45	23,098	23,162
Zuni Mortgage Loan Trust 2006-OA1	5.450%	8/25/36	30,887	30,871

				692,874

Stripped Securities — 0.1%
Diversified REIT Trust 1999-1A	0.617%	3/18/11	71,358	856	J1
FFCA Secured Lending Corp. 1999-1A	1.433%	9/18/25	5,817	247	C,J1
GE Capital Commercial Mortgage Corp. 2005-C4	5.512%	11/10/45	6,980	6,789	J1
LB-UBS Commercial Mortgage Trust 2001-C3	1.165%	6/15/36	16,338	523	C,J1
Structured Mortgage Asset Residential Trust 1991-8	0.014%	1/25/23	601	—	J1,K

				8,415

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Variable Rate SecuritiesG — 1.2%
Citigroup Mortgage Loan Trust Inc. 2005-5 3A2A	5.627%	9/25/35	$4,416	$4,405
Credit Suisse Mortgage Capital Certificates 2006-C1 A4	5.555%	2/15/39	5,080	4,982
Greenwich Capital Commercial Funding Corp. 2006-GG7	6.113%	7/10/38	22,370	22,577
IndyMac INDX Mortgage Loan Trust 2005-AR15	5.099%	9/25/35	7,504	7,307
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13	5.472%	1/12/43	7,500	7,270
MASTR Adjustable Rate Mortgages Trust 2004-15	4.615%	12/25/34	549	557
Merrill Lynch Mortgage Trust 2005-CIP1 A4	5.047%	7/12/38	1,100	1,046
Merrill Lynch Mortgage Trust 2005-CKI1	5.417%	11/12/37	23,750	22,974
Morgan Stanley Mortgage Loan Trust 2005-3AR	5.200%	7/25/35	4,672	4,710
Wachovia Bank Commercial Mortgage Trust 2005-C20	5.118%	7/15/42	4,000	3,824

				79,652

Total Mortgage-Backed Securities (Cost — $1,220,416)				1,207,763

U.S. Government and Agency Obligations — 13.3%
Fixed Rate Securities — 7.9%
Fannie Mae	6.625%	9/15/09	10,160	10,459	A
Fannie Mae	5.200%	11/8/10	10,910	10,873
Fannie Mae	5.625%	5/19/11	19,640	19,708
Fannie Mae	4.610%	10/10/13	30,420	28,984
Federal Home Loan Bank	3.875%	8/22/08	5,460	5,376	A
Federal Home Loan Bank	5.400%	1/2/09	11,470	11,461
Federal Home Loan Bank	5.400%	1/16/09	18,870	18,857
Freddie Mac	4.750%	1/18/11	6,560	6,464
Freddie Mac	5.250%	2/24/11	9,960	9,910
Freddie Mac	5.625%	3/15/11	2,210	2,240	A
Freddie Mac	5.125%	4/18/11	9,560	9,525	A
Freddie Mac	4.650%	10/10/13	34,390	32,835	A
Freddie Mac	5.450%	11/21/13	11,340	11,221
Freddie Mac	5.300%	5/12/20	53,095	50,703
Freddie Mac	5.625%	11/23/35	12,290	11,496
Tennessee Valley Authority	7.125%	5/1/30	2,450	2,930
United States Treasury Bonds	7.500%	11/15/16	1,490	1,757	A
United States Treasury Bonds	5.375%	2/15/31	10,000	10,269	A
United States Treasury Bonds	4.500%	2/15/36	49,760	45,056	A
United States Treasury Bonds	4.750%	2/15/37	49,500	46,673	A
United States Treasury Notes	3.750%	5/15/08	2,840	2,809	A
United States Treasury Notes	4.375%	11/15/08	5,590	5,544	A
United States Treasury Notes	4.500%	3/31/09	67,930	67,436	A
United States Treasury Notes	6.000%	8/15/09	4,260	4,352	A
United States Treasury Notes	3.375%	10/15/09	750	726	A
United States Treasury Notes	4.625%	11/15/09	31,610	31,417	A
United States Treasury Notes	4.750%	2/15/10	23,310	23,224	A
United States Treasury Notes	4.500%	5/15/10	3,720	3,681	A
United States Treasury Notes	4.125%	8/15/10	4,660	4,557	A
United States Treasury Notes	3.875%	9/15/10	22,690	22,013	A
United States Treasury Notes	4.500%	11/15/10	2,320	2,292	A
United States Treasury Notes	4.625%	10/31/11	3,270	3,232	A
United States Treasury Notes	4.625%	12/31/11	10	10	A
United States Treasury Notes	4.500%	3/31/12	30	30	A

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Fixed Rate Securities — Continued
United States Treasury Notes	4.500%	4/30/12	$2,380		$2,336	A

					520,456

Stripped Securities — N.M.
United States Treasury Bonds	0.000%	5/15/30	9,190		2,854	A,J1

Treasury Inflation-Protected SecuritiesL — 5.4%
United States Treasury Inflation-Protected Security	3.875%	1/15/09	2,482		2,522	A
United States Treasury Inflation-Protected Security	1.875%	7/15/13	6,019		5,774	A
United States Treasury Inflation-Protected Security	2.000%	1/15/14	660		634	A
United States Treasury Inflation-Protected Security	1.875%	7/15/15	35,175		33,241	A
United States Treasury Inflation-Protected Security	2.000%	1/15/16	25,966		24,653	A
United States Treasury Inflation-Protected Security	2.375%	1/15/17	75,570		73,781	A
United States Treasury Inflation-Protected Security	2.375%	1/15/25	42,359		40,731	A
United States Treasury Inflation-Protected Security	2.000%	1/15/26	52,015		47,114	A
United States Treasury Inflation-Protected Security	2.375%	1/15/27	102,284		98,224	A
United States Treasury Inflation-Protected Security	3.625%	4/15/28	12,853		14,890	A
United States Treasury Inflation-Protected Security	3.875%	4/15/29	10,182		12,293	A
United States Treasury Inflation-Protected Security	3.375%	4/15/32	5,285		6,083	A

					359,940

Total U.S. Government and Agency Obligations (Cost — $893,888)					883,250

U.S. Government Agency Mortgage-Backed Securities — 50.3%
Fixed Rate Securities — 48.0%
Fannie Mae	7.000%	9/1/07	—	M	—	K
Fannie Mae	7.000%	12/1/07 to 2/1/33	9,288		9,623
Fannie Mae	7.000%	12/1/09 to 11/1/12	—	M	1
Fannie Mae	8.000%	5/1/15	29		31
Fannie Mae	5.500%	4/1/18 to 8/1/36	74,067		71,556
Fannie Mae	4.500%	7/1/18 to 9/1/35	12,339		11,400
Fannie Mae	9.500%	2/25/20	—	M	—	K
Fannie Mae	4.000%	8/1/20 to 9/1/20	5,427		5,022
Fannie Mae	5.000%	8/1/20 to 6/1/36	228,860		217,071
Fannie Mae	5.500%	12/1/22 to 12/1/37	395,000		381,631	N
Fannie Mae	6.000%	12/1/22 to 12/1/37	393,970		389,789	N
Fannie Mae	7.500%	6/1/25 to 5/1/28	577		606
Fannie Mae	6.000%	1/1/26 to 2/1/37	295,696		292,770
Fannie Mae	7.500%	7/1/26	—	M	—	K
Fannie Mae	7.500%	7/1/27	1		1
Fannie Mae	6.500%	7/1/28 to 7/1/35	9,901		10,055
Fannie Mae	5.000%	12/1/37	1,359,920		1,274,075	N
Fannie Mae	6.500%	12/1/37	310,170		313,078	N
Freddie Mac	9.750%	7/1/08	5		5
Freddie Mac	6.000%	3/1/09	—	M	—	K
Freddie Mac	6.000%	3/1/09 to 5/1/29	1,088		1,094
Freddie Mac	5.500%	12/1/13 to 8/1/35	34,217		33,112
Freddie Mac	9.300%	4/15/19	133		139
Freddie Mac	5.000%	9/1/20 to 8/1/33	55,644		52,838

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Freddie Mac	7.000%	4/1/24 to 5/1/32	$2,937		$3,035
Freddie Mac	6.500%	6/1/32	49		50
Government National Mortgage Association	10.000%	11/15/09	—	M	—	K
Government National Mortgage Association	8.000%	10/15/16 to 7/15/17	136		143
Government National Mortgage Association	8.000%	4/15/17	—	M	—	K
Government National Mortgage Association	7.500%	10/15/22 to 8/15/32	292		306
Government National Mortgage Association	7.000%	6/15/23 to 5/15/32	358		372
Government National Mortgage Association	6.500%	10/15/23 to 3/15/33	17,270		17,621
Government National Mortgage Association	6.000%	3/15/26 to 8/15/35	32,462		32,361
Government National Mortgage Association	5.500%	1/15/33	250		243
Government National Mortgage Association	5.000%	6/15/35 to 9/15/35	64,164		60,764

					3,178,792

Indexed SecuritiesB — 2.3%
Fannie Mae	4.780%	6/1/35	11,956		11,920
Fannie Mae	4.326%	8/1/35	1,316		1,305
Fannie Mae	4.606%	9/1/35	7,419		7,358
Fannie Mae	4.690%	9/1/35	2,990		2,971
Fannie Mae	4.575%	10/1/35	2,271		2,255
Fannie Mae	4.649%	10/1/35	2,352		2,339
Fannie Mae	4.738%	10/1/35	4,049		4,025
Fannie Mae	4.830%	10/1/35	2,085		2,084
Fannie Mae	7.038%	10/1/35 to 11/1/35	24,448		25,324
Fannie Mae	7.024%	11/1/35	6,910		7,158
Fannie Mae	7.026%	11/1/35	6,069		6,286
Fannie Mae	7.028%	11/1/35	6,968		7,217
Fannie Mae	7.036%	11/1/35	6,240		6,464
Fannie Mae	5.516%	2/1/37	64,406		64,179
Freddie Mac	4.853%	10/1/35	4,363		4,338

					155,223

Stripped Securities — N.M.
Fannie Mae	9.500%	2/1/17	14		3	J1
Fannie Mae	0.000%	8/25/21	—	M	1	J1
Fannie Mae	0.000%	5/25/22	111		95	J2
Financing Corp.	0.000%	4/5/19	1,150		609	J2
Freddie Mac	10.000%	3/1/21	81		17	J1
Freddie Mac	0.000%	7/15/22	14		12	J2

					737

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $3,378,794)					3,334,752

Yankee BondsI — 6.9%
Aerospace and Defense — N.M.
Systems 2001 Asset Trust	6.664%	9/15/13	2,944		3,051	C

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — 2.9%
Eksportfinans ASA	5.500%	5/25/16	$10,700	$10,755
Glitnir Banki Hf	6.330%	7/28/11	6,080	6,188	C
Glitnir Banki Hf	6.693%	6/15/16	11,830	12,185	C,D
HBOS Treasury Services PLC	3.500%	11/30/07	48,500	48,183	C
HSBC Capital Funding LP	4.610%	6/27/49	1,630	1,528	C,D
Kaupthing Bank Hf	6.045%	4/12/11	17,140	17,273	B,C
Kaupthing Bank Hf	5.750%	10/4/11	2,960	2,950	C
Kaupthing Bank Hf	7.125%	5/19/16	30,520	32,240	C
Korea Development Bank	4.250%	11/13/07	6,045	6,008
Landsbanki Islands Hf	6.100%	8/25/11	17,170	17,387	C
Resona Preferred Global Securities	7.191%	12/29/49	13,670	13,978	C,D
RSHB Capital SA	6.299%	5/15/17	15,740	15,406	C
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	9,980	9,704	C,D

				193,785

Diversified Financial Services — 0.6%
Aiful Corp.	5.000%	8/10/10	4,030	3,928	C
CVRD Finance Ltd.	6.006%	10/15/07	1,048	1,048	B,C
MUFG Captial Finance 1 Ltd.	6.346%	7/29/49	4,660	4,579	D
SMFG Preferred Capital	6.078%	1/29/49	13,800	13,276	C,D
TNK-BP Finance SA	7.500%	7/18/16	726	748	C
TNK-BP Finance SA	7.500%	7/18/16	9,940	10,248	C
TNK-BP Finance SA	6.625%	3/20/17	4,830	4,679	C
TNK-BP Finance SA	6.625%	3/20/17	318	308	C

				38,814

Diversified Telecommunication Services — 0.3%
British Telecommunications PLC	8.625%	12/15/10	1,755	1,918	F
Deutsche Telekom International Finance BV	5.750%	3/23/16	5,370	5,238	A
Koninklijke (Royal) KPN NV	8.000%	10/1/10	8,240	8,819
Telecom Italia Capital SpA	5.250%	11/15/13	965	920
Telecom Italia Capital SpA	4.950%	9/30/14	2,570	2,381
Telecom Italia Capital SpA	5.250%	10/1/15	2,060	1,916

				21,192

Electric Utilities — N.M.
Hydro-Quebec	6.300%	5/11/11	570	589

Foreign Government — 0.8%
Russian Federation	7.500%	3/31/30	18,617	20,507	C
United Mexican States	5.625%	1/15/17	160	157	A
United Mexican States	7.500%	4/8/33	302	350
United Mexican States	6.750%	9/27/34	26,862	28,648	A

				49,662

Gas Utilities — 0.2%
Intergas Finance BV	6.375%	5/14/17	13,221	12,659	C

Industrial Conglomerates — 1.1%
Tyco International Group SA	6.125%	11/1/08	820	828
Tyco International Group SA	6.125%	1/15/09	330	334
Tyco International Group SA	6.750%	2/15/11	26,549	27,823
Tyco International Group SA	6.375%	10/15/11	6,560	6,758

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Industrial Conglomerates — Continued
Tyco International Group SA	6.000%	11/15/13	$2,950		$3,029
Tyco International Group SA	7.000%	6/15/28	3,380		3,936
Tyco International Group SA	6.875%	1/15/29	24,710		28,520

					71,228

Metals and Mining — 0.2%
Corporacion Nacional del Cobre—Codelco	4.750%	10/15/14	1,750		1,634	C
Vale Overseas Ltd.	8.250%	1/17/34	330		386
Vale Overseas Ltd.	6.875%	11/21/36	14,189		14,262

					16,282

Oil, Gas and Consumable Fuels — 0.7%
Anadarko Finance Co.	7.500%	5/1/31	730		784
Conoco Funding Co.	6.350%	10/15/11	400		413
Conoco Funding Co.	7.250%	10/15/31	350		395
Gazprom	6.212%	11/22/16	15,410		15,009	C
Gazprom	6.510%	3/7/22	12,230		12,071	C
Petrobras International Finance Co.	6.125%	10/6/16	10,020		9,820
Petrozuata Finance Inc.	8.220%	4/1/17	3,950		3,950	C
YPF Sociedad Anonima	7.750%	8/27/07	3,250		3,250

					45,692

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC	5.000%	9/15/15	6,040		5,614

Total Yankee Bonds (Cost — $454,868)					458,568

Preferred Stocks — 0.2%
Fannie Mae	5.375%		—	Msh	4,362	H
General Motors Corp.	5.250%		293		6,469	H
Home Ownership Funding Corp.	1.000%		6		768	C
Home Ownership Funding Corp. II	1.000%		5		689	C

Total Preferred Stocks (Cost — $18,532)					12,288

Total Long-Term Securities (Cost — $7,543,812)					7,448,852

Investment of Collateral From Securities Lending — 8.9%
State Street Navigator Securities Lending Prime Portfolio			591,450		591,450

Total Investment of Collateral From Securities Lending (Cost — $591,450)					591,450

Short-Term Securities — 24.6%
Corporate Bonds and Notes — 1.4%
BankAmerica Corp.	5.225%	8/10/07	60,000		59,652
Washington Mutual	5.340%	9/17/07	30,800		30,800

					90,452

U.S. Government and Agency Obligations — 6.7%
Fannie Mae	0.000%	3/17/08	46,710		45,023	E,O
Federal Home Loan Bank	0.000%	7/2/07	400,000		399,947	E
Options PurchasedP — 0.2%
Eurodollar Futures Call, December 2007, Strike Price $94.00			145	Q	250

	Rate	Maturity Date	Par/Shares		Value
Short-Term Securities — Continued
Options Purchased — Continued
Eurodollar Futures Call, December 2007, Strike Price $94.50			1,500	Q	$900
Eurodollar Futures Call, December 2007, Strike Price $94.00			5,260	Q	8,810
Eurodollar Futures Call, September 2007, Strike Price $94.50			1,898	Q	819
Eurodollar Futures Call, September 2007, Strike Price $94.75			1,080	Q	61
Eurodollar Futures Put, December 2007, Strike Price $93.75			1,000	Q	325
Eurodollar Futures Put, September 2007, Strike Price $94.00			1,000	Q	6
Swaption Call, January 2008, Strike Price $5.1577			30,590,000	Q	118
Swaption Call, November 2007, Strike Price $5.2725			70,900,000	Q	305
U.S. Treasury Note Futures Call, August 2007, Strike Price $103.00			588	Q	717
U.S. Treasury Note Futures Call, August 2007, Strike Price $104.50			370	Q	121

					12,432

Repurchase Agreement — 16.3%
Deutsche Bank 5.2%, dated 6/29/07, to be repurchased at $1,082,817 on 7/2/07 (Collateral: $496,150 Federal Home Loan Bank bonds, 4.875% to 5.625%, due 11/19/08 to 6/11/21, value $498,934; $300,000 Freddie Mac notes, 5.75%, due 1/15/12, value $312,627; $300,000; Fannie Mae notes, 2.50% due 6/15/08, value $292,434)	1,082,348	1,082,348

Total Short-Term Securities (Cost — $1,634,670)		1,630,202

Total Investments — 145.9% (Cost — $9,769,932)R		9,670,504
Obligation to Return Collateral for Securities Loaned — ( 8.9%)		(591,450)
Other Assets Less Liabilities — (37.0)%		(2,450,027)

Net Assets — 100.0%		$6,629,027

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedP
Eurodollar Futures	September 2007	1,100	(230)
Eurodollar Futures	December 2007	5,800	(1,641)
Eurodollar Futures	March 2008	3,341	22
Eurodollar Futures	September 2008	10	(13)
U.S. Treasury Bond Futures	September 2007	1,670	2,390

			$528

Futures Contracts WrittenP
U.S. Treasury Notes Futures	September 2007	6,891	(3,098)
U.S. Treasury Notes Futures	September 2007	1,579	(179)
U.S. Treasury Notes Futures	December 2007	117	(160)

			$(3,437)

Options WrittenP
Eurodollar Futures Call, Strike Price $95.00	September 2007	292	46
Eurodollar Futures Call, Strike Price $95.00	March 2008	1,081	(90)
Eurodollar Futures Call, Strike Price $95.25	September 2007	1,971	470
Eurodollar Futures Call, Strike Price $95.50	December 2007	1,392	193
Eurodollar Futures Put, Strike Price $94.75	September 2007	1,127	(111)
Swaption Call, Strike Price $1.05	September 2007	38,900,000	—	K
Swaption Put, Strike Price $1.00	July 2007	45,250,000	(66)
Swaption Put, Strike Price $1.05	August 2007	13,900,000	(14)
Swaption Put, Strike Price $1.05	August 2007	29,100,000	(23)

Options Written — Continued
Swaption Put, Strike Price $1.05	September 2007	38,900,000	—	K
U.S. Treasury Bond Futures Call, Strike Price $108.00	July 2007	452	(165)
U.S. Treasury Bond Futures Call, Strike Price $108.00	August 2007	1,283	(706)
U.S. Treasury Bond Futures Call, Strike Price $109.00	August 2007	2,555	(607)
U.S. Treasury Bond Futures Call, Strike Price $110.00	August 2007	169	(18)
U.S. Treasury Bond Futures Call, Strike Price $111.00	August 2007	500	5
U.S. Treasury Bond Futures Call, Strike Price $111.00	November 2007	444	(92)
U.S. Treasury Bond Futures Call, Strike Price $112.00	August 2007	469	122
U.S. Treasury Bond Futures Call, Strike Price $114.00	August 2007	94	47
U.S. Treasury Bond Futures Call, Strike Price $115.00	August 2007	188	64
U.S. Treasury Bond Futures Put, Strike Price $104.00	August 2007	421	57
U.S. Treasury Bond Futures Put, Strike Price $105.00	August 2007	2,798	807
U.S. Treasury Note Futures Call, Strike Price $104.00	August 2007	220	(48)
U.S. Treasury Note Futures Call, Strike Price $105.00	August 2007	200	4
U.S. Treasury Note Futures Call, Strike Price $106.00	July 2007	1,071	(132)
U.S. Treasury Note Futures Call, Strike Price $106.00	August 2007	2,847	(719)
U.S. Treasury Note Futures Call, Strike Price $106.00	November 2007	547	(191)
U.S. Treasury Note Futures Call, Strike Price $107.00	August 2007	885	(5)
U.S. Treasury Note Futures Call, Strike Price $107.00	November 2007	2,546	(565)
U.S. Treasury Note Futures Call, Strike Price $108.00	August 2007	342	7
U.S. Treasury Note Futures Call, Strike Price $108.00	November 2007	1,683	(27)
U.S. Treasury Note Futures Call, Strike Price $109.00	August 2007	1,335	669
U.S. Treasury Note Futures Call, Strike Price $110.00	August 2007	1,534	477
U.S. Treasury Note Futures Put, Strike Price $102.00	August 2007	271	41
U.S. Treasury Note Futures Put, Strike Price $102.00	November 2007	450	124
U.S. Treasury Note Futures Put, Strike Price $103.00	August 2007	1,043	430
U.S. Treasury Note Futures Put, Strike Price $103.00	November 2007	263	19
U.S. Treasury Note Futures Put, Strike Price $104.00	July 2007	713	209
U.S. Treasury Note Futures Put, Strike Price $104.00	August 2007	1,230	391
U.S. Treasury Note Futures Put, Strike Price $104.00	November 2007	187	(45)

			$558

N.M.	Not Meaningful.
A	All or a portion of this security is on loan.
B	Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2007.
C	Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 8.39% of net assets.
D	Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
E	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
F	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
G	The coupon rates shown on variable rate securities are the rates at June 30, 2007. These rates vary with the weighted average coupon of the underlying loans.
H	Convertible Security—Security may be converted into the issuer’s common stock.
I	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
J	Stripped Security—Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
K	Amount represents less than $1.
L	Treasury Inflation-Protected Security—Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
M	Amount represents less than .50.
N	When-issued Security—Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
O	All or a portion of this security is collateral to cover futures and options contracts written.
P	Options and futures are described in more detail in the notes to financial statements.
Q	Par represents actual number of contracts.
R	Aggregate cost for federal income tax purpose is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$23,962
Gross unrealized depreciation	(123,390)

Net unrealized appreciation/(depreciation)	$(99,428)

Portfolio of Investments

Western Asset Core Plus Bond Portfolio

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — 108.5%
Corporate Bonds and Notes — 15.8%
Aerospace and Defense — N.M.
DRS Technologies Inc.	6.625%	2/1/16	$10		$10
L-3 Communications Corp.	7.625%	6/15/12	852		872

					882

Airlines — 0.2%
Continental Airlines Inc.	6.545%	8/2/20	7,982		8,121
Continental Airlines Inc.	5.983%	4/19/22	7,300		7,099
Delta Air Lines Inc.	7.570%	5/18/12	70		73
Northwest Airlines Inc.	5.848%	2/6/15	1,276		1,250	A
United Air Lines Inc.	7.032%	4/1/12	575		581
United Air Lines Inc.	7.186%	10/1/12	723		739
United Air Lines Inc.	6.602%	3/1/15	5,766		5,809

					23,672

Auto Components — N.M.
Visteon Corp.	8.250%	8/1/10	2,050		2,035	B

Automobiles — 0.6%
DaimlerChrysler NA Holding Corp.	4.050%	6/4/08	610		601
DaimlerChrysler NA Holding Corp.	7.200%	9/1/09	620		640
DaimlerChrysler NA Holding Corp.	5.875%	3/15/11	500		502
DaimlerChrysler NA Holding Corp.	7.300%	1/15/12	3,315		3,516
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	1,390		1,436
Ford Motor Co.	7.450%	7/16/31	30,335		24,230	B
Ford Motor Co.	4.250%	12/15/36	175		219	C
General Motors Corp.	8.250%	7/15/23	8,240		7,509	B
General Motors Corp.	8.375%	7/5/33	9,520	EUR	12,208	B
General Motors Corp.	8.375%	7/15/33	32,690		29,830	A,B

					80,691

Building Products — N.M.
Masco Corp.	7.125%	8/15/13	5,830		6,086

Capital Markets — 0.7%
E*Trade Financial Corp.	7.375%	9/15/13	590		599
Goldman Sachs Group Inc.	5.625%	1/15/17	1,420		1,361
Goldman Sachs Group LP	4.500%	6/15/10	1,450		1,414
Lehman Brothers Holdings Inc.	5.250%	2/6/12	5,630		5,534
Merrill Lynch and Co. Inc.	3.375%	9/14/07	3,130		3,117
Merrill Lynch and Co. Inc.	3.125%	7/15/08	3,115		3,041
Merrill Lynch and Co. Inc.	5.450%	8/22/08	42,800		42,835	A
Merrill Lynch and Co. Inc.	6.375%	10/15/08	2,670		2,699
Morgan Stanley	5.484%	1/18/08	12,000		12,008	A
Morgan Stanley	3.625%	4/1/08	120		118
Morgan Stanley	5.625%	1/9/12	110		110
Morgan Stanley	4.750%	4/1/14	8,460		7,900
Morgan Stanley	5.809%	10/18/16	7,290		7,282	A

1

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Capital Markets — Continued
The Bear Stearns Cos. Inc.	5.550%	1/22/17	$60	$57
The Goldman Sachs Group Inc.	6.600%	1/15/12	2,810	2,910

				90,985

Chemicals — N.M.
Georgia Gulf Corp.	9.500%	10/15/14	1,550	1,542	B
Lyondell Chemical Co.	8.000%	9/15/14	1,175	1,207
Lyondell Chemical Co.	8.250%	9/15/16	670	700
Westlake Chemical Corp.	6.625%	1/15/16	1,265	1,199

				4,648

Commercial Banks — 0.6%
Bank One Corp.	4.125%	9/1/07	2,780	2,774
Bank One Corp.	7.875%	8/1/10	150	160
Bank One Corp.	5.900%	11/15/11	2,000	2,029
Firstar Bank NA	7.125%	12/1/09	350	364
HBOS Treasury Services PLC	5.250%	2/21/17	4,570	4,483	D
HSBC Bank USA	7.000%	11/1/11	2,212	2,248	D,E
HSBC Bank USA	7.000%	11/1/11	2,129	2,144	D,E
Rabobank Capital Funding Trust II	5.260%	12/31/49	590	566	D,F
Rabobank Capital Funding Trust III	5.254%	12/29/49	4,140	3,876	D,F
SunTrust Capital VIII	6.100%	12/15/36	2,660	2,436	F
U.S. Bancorp	3.125%	3/15/08	8,290	8,158
U.S. Bank	5.255%	2/8/08	27,200	27,192	A
Wachovia Capital Trust III	5.800%	3/15/42	9,480	9,439	F
Wachovia Corp.	5.250%	8/1/14	210	204
Wells Fargo and Co.	5.300%	8/26/11	2,520	2,502
Wells Fargo and Co.	5.000%	11/15/14	130	124
Wells Fargo Capital X	5.950%	12/15/36	6,895	6,431	F

				75,130

Commercial Services and Supplies — 0.3%
PHH Corp.	7.125%	3/1/13	8,640	9,127
Waste Management Inc.	7.125%	10/1/07	10,940	10,971
Waste Management Inc.	6.500%	11/15/08	4,340	4,389
Waste Management Inc.	6.875%	5/15/09	8,000	8,182
Waste Management Inc.	7.375%	8/1/10	6,055	6,344
Waste Management Inc.	6.375%	11/15/12	1,770	1,810
Waste Management Inc.	7.125%	12/15/17	500	520
Waste Management Inc.	7.750%	5/15/32	90	99

				41,442

Communications Equipment — 0.1%
Motorola Inc.	8.000%	11/1/11	10,850	11,711

Computers and Peripherals — N.M.
International Business Machines Corp.	4.750%	11/29/12	40	39

Consumer Finance — 2.5%
American Express Co.	6.800%	9/1/66	8,385	8,646	F
Ford Motor Credit Co.	5.800%	1/12/09	4,180	4,092
Ford Motor Credit Co.	7.375%	10/28/09	60	59
Ford Motor Credit Co.	7.875%	6/15/10	3,560	3,559

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Consumer Finance — Continued
Ford Motor Credit Co.	7.375%	2/1/11	$19,135		$18,694
Ford Motor Credit Co.	10.610%	6/15/11	5,724		6,183	A
Ford Motor Credit Co.	7.250%	10/25/11	14,030		13,503
Ford Motor Credit Co.	7.800%	6/1/12	19,090		18,623
Ford Motor Credit Co.	8.000%	12/15/16	22,000		21,073
GMAC LLC	6.125%	8/28/07	630		630
GMAC LLC	5.125%	5/9/08	345		341
GMAC LLC	6.625%	5/15/12	280		270
GMAC LLC	8.000%	11/1/31	142,420		145,636
HSBC Finance Corp.	4.625%	1/15/08	220		219
John Deere Capital Corp.	7.000%	3/15/12	80		85
SLM Corp.	5.320%	5/12/08	40,000		39,740	A,D
SLM Corp.	3.900%	4/1/09	11,220		10,507	A
SLM Corp.	5.000%	10/1/13	15,130		12,909
SLM Corp.	5.375%	5/15/14	24,585		21,068
SLM Corp.	5.050%	11/14/14	4,690		3,900
SLM Corp.	5.000%	4/15/15	740		608
SLM Corp.	5.625%	8/1/33	3,340		2,604

					332,949

Diversified Consumer Services — 0.1%
Service Corp. International	6.750%	4/1/16	1,530		1,450
Service Corp. International	7.625%	10/1/18	400		405
Service Corp. International	7.500%	4/1/27	5,385		5,075	D

					6,930

Diversified Financial Services — 2.1%
AAC Group Holding Corp.	0.000%	10/1/12	770		693	B,F
AIG-Fp Matched Funding	5.310%	12/17/07	32,700		32,700	A,D
Air 2 US	8.027%	10/1/19	10,608		10,979	D
American General Finance Corp.	5.478%	6/27/08	18,300		18,326	A
American Honda Finance Corp.	5.440%	5/12/08	28,000		28,041	A,D
Banca Italease SpA	4.213%	2/2/10	49,100	EUR	65,507	A
Bank of America Corp.	5.375%	8/15/11	70		70
Bank of America Corp.	5.420%	3/15/17	7,030		6,739
CIT Group Inc.	5.750%	9/25/07	80		80
Citigroup Inc.	5.100%	9/29/11	3,010		2,964
Citigroup Inc.	5.000%	9/15/14	150		143
DI Finance LLC	9.500%	2/15/13	1,004		1,068	B
Dryden Investor Trust	7.157%	7/23/08	1,109		1,128
General Electric Capital Corp.	4.250%	1/15/08	80		80
General Electric Capital Corp.	4.125%	9/1/09	3,490		3,405
General Electric Capital Corp.	6.000%	6/15/12	220		224
General Electric Capital Corp.	5.450%	1/15/13	1,155		1,143
HSBC Finance Corp.	6.400%	6/17/08	20		20
HSBC Finance Corp.	6.500%	11/15/08	40		41
HSBC Finance Corp.	8.000%	7/15/10	70		75
HSBC Finance Corp.	6.375%	8/1/10	1,000		1,024
HSBC Finance Corp.	7.000%	5/15/12	160		168
HSBC Finance Corp.	6.375%	11/27/12	520		534
ILFC E-Capital Trust II	6.250%	12/21/65	7,220		7,042	B,D,F
JPMorgan Chase and Co.	6.750%	2/1/11	10		10

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
JPMorgan Chase and Co.	5.600%	6/1/11	$140	$140
JPMorgan Chase and Co.	5.750%	1/2/13	4,430	4,431
JPMorgan Chase and Co.	5.125%	9/15/14	200	192
JPMorgan Chase and Co.	5.150%	10/1/15	110	105
Mizuho Preferred Capital Co. LLC	8.790%	12/29/49	3,380	3,479	D,F
Residential Capital Corp.	6.000%	2/22/11	9,495	9,188
Residential Capital Corp.	6.500%	6/1/12	3,040	2,966
SB Treasury Co. LLC	9.400%	12/29/49	360	372	D,F
Sigma Finance Inc.	8.500%	8/11/16	29,650	29,595	D,F
Sigma Finance Inc.	8.000%	6/22/17	37,320	37,320	D,F
Unilever Capital Corp.	7.125%	11/1/10	1,450	1,520

				271,512

Diversified Telecommunication Services — 0.4%
AT&T Inc.	5.100%	9/15/14	8,640	8,241
BellSouth Corp.	4.750%	11/15/12	640	612
BellSouth Corp.	5.200%	9/15/14	8,250	7,917
Cincinnati Bell Inc.	7.000%	2/15/15	2,257	2,212
Citizens Communications Co.	9.250%	5/15/11	530	572
Citizens Communications Co.	7.125%	3/15/19	1,980	1,871
Citizens Communications Co.	7.875%	1/15/27	2,610	2,538
Intelsat Corp.	9.000%	6/15/16	1,690	1,770
Level 3 Financing Inc.	9.250%	11/1/14	2,590	2,616
Level 3 Financing Inc.	8.750%	2/15/17	2,105	2,081	D
Qwest Communications International Inc.	8.860%	2/15/09	20	20	A
Qwest Communications International Inc.	7.500%	2/15/14	1,900	1,924
Qwest Corp.	7.500%	10/1/14	2,680	2,747
Qwest Corp.	6.875%	9/15/33	5,600	5,250
Verizon Global Funding Corp.	7.375%	9/1/12	45	49
Verizon New York Inc.	6.875%	4/1/12	3,942	4,110
Windstream Corp.	8.625%	8/1/16	4,380	4,632

				49,162

Electric Utilities — 0.4%
Duke Energy Corp.	6.250%	1/15/12	50	51
Duke Energy Corp.	5.625%	11/30/12	970	970
Edison Mission Energy	7.000%	5/15/17	20	19	D
Edison Mission Energy	7.200%	5/15/19	4,730	4,446	D
Edison Mission Energy	7.625%	5/15/27	10	9	D
Exelon Corp.	5.625%	6/15/35	7,240	6,468
FirstEnergy Corp.	6.450%	11/15/11	3,550	3,640
FirstEnergy Corp.	7.375%	11/15/31	15,850	17,158
Niagara Mohawk Power Corp.	7.750%	10/1/08	500	513
Pacific Gas and Electric Co.	6.050%	3/1/34	4,990	4,834
Pacific Gas and Electric Co.	5.800%	3/1/37	11,750	10,960
Progress Energy Inc.	7.100%	3/1/11	52	55
The Cleveland Electric Illuminating Co.	5.700%	4/1/17	1,080	1,042
The Detroit Edison Co.	5.200%	10/15/12	10	10
TXU Energy Co.	7.000%	3/15/13	10	10

				50,185

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Energy Equipment and Services — N.M.
Pacific Energy Partners	7.125%	6/15/14	$630	$652
Pride International Inc.	7.375%	7/15/14	1,440	1,443

				2,095

Food and Staples Retailing — 0.2%
CVS Lease Pass-Through Trust	5.880%	1/10/28	5,896	5,660	D
CVS Lease Pass-Through Trust	6.036%	12/10/28	20,252	19,655	D
CVS/Caremark Corp.	5.298%	1/11/27	627	582	D
Wal-Mart Stores Inc.	4.125%	2/15/11	3,160	3,034

				28,931

Food Products — 0.2%
H.J. Heinz Co.	6.428%	12/1/08	11,660	11,776	D
Sara Lee Corp.	6.250%	9/15/11	9,750	9,920

				21,696

Gas Utilities — 0.1%
AmeriGas Partners LP	7.250%	5/20/15	990	980
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.	7.125%	5/20/16	10	10
Southern Natural Gas Co.	5.900%	4/1/17	20	20	D
Southern Natural Gas Co.	8.000%	3/1/32	9,410	10,672
Suburban Propane Partners LP	6.875%	12/15/13	2,000	1,930

				13,612

Health Care Equipment and Supplies — 0.1%
Boston Scientific Corp.	5.450%	6/15/14	6,260	5,891
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	938	943
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	681	705
Mallinckrodt Inc.	6.500%	11/15/07	2,345	2,350

				9,889

Health Care Providers and Services — 0.6%
AmerisourceBergen Corp.	5.625%	9/15/12	6,330	6,203
AmerisourceBergen Corp.	5.875%	9/15/15	7,070	6,798
Cardinal Health Inc.	5.800%	10/15/16	6,260	6,063	D
Community Health Systems Inc.	8.875%	7/15/15	7,910	8,019	D
DaVita Inc.	6.625%	3/15/13	4,435	4,330	D
HCA Inc.	8.750%	9/1/10	256	267
HCA Inc.	6.250%	2/15/13	1,243	1,122
HCA Inc.	5.750%	3/15/14	86	73
HCA Inc.	9.125%	11/15/14	1,280	1,346	D
HCA Inc.	6.500%	2/15/16	379	321	B
HCA Inc.	9.250%	11/15/16	10,500	11,183	D
HCA Inc.	9.625%	11/15/16	2,059	2,213	D,G
HCA Inc.	7.690%	6/15/25	723	629
HCA Inc.	7.500%	11/6/33	14,640	12,407
Tenet Healthcare Corp.	6.375%	12/1/11	2,500	2,284	B
Tenet Healthcare Corp.	7.375%	2/1/13	6,222	5,623
Tenet Healthcare Corp.	9.875%	7/1/14	2,668	2,641	B
Tenet Healthcare Corp.	9.250%	2/1/15	12,430	11,808	B

				83,330

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Hotels, Restaurants and Leisure — 0.2%
Boyd Gaming Corp.	6.750%	4/15/14	$10	$10
Boyd Gaming Corp.	7.125%	2/1/16	20	19
Caesars Entertainment Inc.	8.125%	5/15/11	733	765
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	1,070	1,148	B
Mandalay Resort Group	9.500%	8/1/08	80	82
Marriott International Inc.	5.810%	11/10/15	7,950	7,665
MGM MIRAGE	6.750%	9/1/12	435	416
MGM MIRAGE	6.625%	7/15/15	380	345
MGM MIRAGE	7.500%	6/1/16	4,000	3,795
MGM MIRAGE	7.625%	1/15/17	4,670	4,442
Mohegan Tribal Gaming Authority	8.000%	4/1/12	245	253
Premier Entertainment Biloxi LLC	10.750%	2/1/12	810	842
River Rock Entertainment Authority	9.750%	11/1/11	220	231
Starwood Hotels and Resorts Worldwide Inc.	7.875%	5/1/12	5,350	5,571
Station Casinos Inc.	7.750%	8/15/16	7,660	7,584	B

				33,168

Household Durables — 0.1%
Lennar Corp.	5.950%	10/17/11	6,300	6,211
Pulte Homes Inc.	8.125%	3/1/11	4,110	4,355

				10,566

Household Products — N.M.
American Achievement Corp.	8.250%	4/1/12	250	252
Procter and Gamble Co.	8.500%	8/10/09	90	96

				348

Independent Power Producers and Energy Traders — 1.0%
Dynegy Holdings Inc.	7.750%	6/1/19	6,530	6,073	D
NRG Energy Inc.	7.250%	2/1/14	2,130	2,135
NRG Energy Inc.	7.375%	2/1/16	6,791	6,808
NRG Energy Inc.	7.375%	1/15/17	595	597
The AES Corp.	8.750%	5/15/13	18,838	19,874	D
The AES Corp.	7.750%	3/1/14	43,475	43,584
The AES Corp.	9.000%	5/15/15	7,700	8,153	D
TXU Corp.	4.800%	11/15/09	7,760	7,550
TXU Corp.	5.550%	11/15/14	1,560	1,324
TXU Corp.	6.500%	11/15/24	2,850	2,357
TXU Corp.	6.550%	11/15/34	33,925	27,439

				125,894

Industrial Conglomerates — 0.1%
General Electric Co.	5.000%	2/1/13	7,055	6,840

Insurance — 0.3%
ASIF Global Financing XIX	4.900%	1/17/13	2,180	2,113	D
Marsh and McLennan Cos. Inc.	5.150%	9/15/10	5,990	5,849
Merna Re	7.11%	7/1/12	26,450	26,449
MetLife Inc.	6.400%	12/15/66	120	111	F
The Travelers Cos. Inc.	6.250%	3/15/67	100	96	F

				34,618

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Internet and Catalog Retail — 0.2%
Amazon.com Inc.	4.750%	2/1/09	$20,890	$21,282	B,C

IT Services — 0.2%
Electronic Data Systems Corp.	7.125%	10/15/09	21,645	22,276
SunGard Data Systems Inc.	9.125%	8/15/13	1,650	1,689

				23,965

Leisure Equipment and Products — 0.3%
Eastman Kodak Co.	3.625%	5/15/08	1,430	1,391
Eastman Kodak Co.	7.250%	11/15/13	21,284	21,284
Eastman Kodak Co.	3.375%	10/15/33	13,820	14,511	B,C

				37,186

Media — 0.8%
Clear Channel Communications Inc.	4.625%	1/15/08	165	164
Clear Channel Communications Inc.	4.250%	5/15/09	2,760	2,668
Clear Channel Communications Inc.	6.250%	3/15/11	6,600	6,351
Clear Channel Communications Inc.	5.500%	9/15/14	8,120	6,939
Comcast Cable Communications Inc.	6.750%	1/30/11	680	704
Comcast Cable Communications Inc.	8.875%	5/1/17	40	47
Comcast Corp.	6.500%	1/15/15	3,760	3,855
Comcast Corp.	6.500%	1/15/17	560	572
Comcast Corp.	5.875%	2/15/18	10	10
Comcast Corp.	7.050%	3/15/33	7,470	7,710
Comcast MO of Delaware Inc.	9.000%	9/1/08	1,060	1,100
Cox Communications Inc.	7.875%	8/15/09	7,680	8,027	B
CSC Holdings Inc.	6.750%	4/15/12	500	475
CSC Holdings Inc.	7.875%	2/15/18	260	251
CSC Holdings Inc.	7.625%	7/15/18	568	540
DirecTV Holdings LLC	8.375%	3/15/13	2,531	2,648
EchoStar DBS Corp.	7.000%	10/1/13	6,340	6,245
EchoStar DBS Corp.	6.625%	10/1/14	1,185	1,132
EchoStar DBS Corp.	7.125%	2/1/16	20	20
Gannett Co. Inc.	6.375%	4/1/12	4,560	4,642	B
Idearc Inc.	8.000%	11/15/16	8,250	8,332
Lamar Media Corp.	7.250%	1/1/13	1,459	1,455
Lamar Media Corp.	6.625%	8/15/15	2,010	1,904
Liberty Media LLC	7.875%	7/15/09	3,490	3,620
Liberty Media LLC	5.700%	5/15/13	535	503
Liberty Media LLC	3.750%	2/15/30	170	106	C
News America Inc.	6.200%	12/15/34	240	224
News America Inc.	6.750%	1/9/38	200	209
Sinclair Broadcast Group Inc.	8.000%	3/15/12	159	164
Time Warner Entertainment Co. LP	8.375%	7/15/33	20	23
Time Warner Inc.	6.875%	5/1/12	5,950	6,207
Time Warner Inc.	7.625%	4/15/31	440	471
Time Warner Inc.	7.700%	5/1/32	5,554	6,006
Univision Communications Inc.	9.750%	3/15/15	2,100	2,074	D,G
Viacom Inc.	5.750%	4/30/11	14,870	14,848
Viacom Inc.	6.250%	4/30/16	6,600	6,501

				106,747

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Metals and Mining — 0.1%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	$10,140		$10,825
Steel Dynamics Inc.	6.750%	4/1/15	5,890		5,772	D

					16,597

Multi-Utilities — 0.1%
Dominion Resources Inc.	4.125%	2/15/08	2,000		1,984
Dominion Resources Inc.	5.125%	12/15/09	1,260		1,251
Dominion Resources Inc.	4.750%	12/15/10	1,010		986	B
Dominion Resources Inc.	5.700%	9/17/12	5,135		5,139

					9,360

Multiline Retail — N.M.
J.C. Penney Co. Inc.	7.400%	4/1/37	690		726	B
Target Corp.	4.000%	6/15/13	5,340		4,921	B

					5,647

Office Electronics — N.M.
Xerox Corp.	6.750%	2/1/17	1,180		1,210

Oil, Gas and Consumable Fuels — 1.9%
Anadarko Petroleum Corp.	5.760%	9/15/09	21,500		21,519	A
Anadarko Petroleum Corp.	6.450%	9/15/36	33,540		32,260
Chesapeake Energy Corp.	6.375%	6/15/15	1,205		1,149
Chesapeake Energy Corp.	6.250%	1/15/18	1,970		1,840
Complete Production Services Inc.	8.000%	12/15/16	5,355		5,409	D
Conoco Inc.	6.950%	4/15/29	143		156
ConocoPhillips	8.750%	5/25/10	3,100		3,375
ConocoPhillips	4.750%	10/15/12	1,130		1,095
ConocoPhillips	5.900%	10/15/32	10		10	B
El Paso Corp.	7.000%	6/15/17	69,240		68,481
El Paso Corp.	7.800%	8/1/31	4,277		4,331
El Paso Corp.	7.750%	1/15/32	5,074		5,111	B
El Paso Natural Gas Co.	8.375%	6/15/32	2,520		2,955
Gazprom	6.950%	8/6/09	546,352	RUB	21,517
Gazprom	6.790%	10/29/09	71,970	RUB	2,830
Gazprom	7.000%	10/27/11	23,990	RUB	945
Hess Corp.	7.875%	10/1/29	4,020		4,531
Hess Corp.	7.300%	8/15/31	14,505		15,555
Kerr-McGee Corp.	6.875%	9/15/11	800		832
Kerr-McGee Corp.	6.950%	7/1/24	2,560		2,656
Kerr-McGee Corp.	7.875%	9/15/31	10,555		12,197
Kinder Morgan Energy Partners LP	6.300%	2/1/09	10		10
Kinder Morgan Energy Partners LP	6.750%	3/15/11	60		62
Kinder Morgan Energy Partners LP	7.125%	3/15/12	7,565		7,958
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,804		1,707
Kinder Morgan Energy Partners LP	6.000%	2/1/17	8,430		8,250
Peabody Energy Corp.	6.875%	3/15/13	1,085		1,080	B
Peabody Energy Corp.	5.875%	4/15/16	880		823
Pemex Project Funding Master Trust	5.960%	12/3/12	117		119	A,D
Pemex Project Funding Master Trust	6.625%	6/15/35	18,085		18,356
Pogo Producing Co.	6.875%	10/1/17	4,760		4,724
Seariver Maritime Inc.	0.000%	9/1/12	70		53	H

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
Texaco Capital Inc.	5.500%	1/15/09	$1,600	$1,604
The Williams Cos. Inc.	7.500%	1/15/31	110	114
The Williams Cos. Inc.	7.750%	6/15/31	530	561	B
XTO Energy Inc.	7.500%	4/15/12	971	1,044

				255,219

Paper and Forest Products — N.M.
Georgia-Pacific Corp.	8.125%	5/15/11	9	9
Weyerhaeuser Co.	6.750%	3/15/12	1,550	1,604

				1,613

Personal Products — N.M.
The Gillette Co.	2.500%	6/1/08	160	156

Pharmaceuticals — 0.1%
Wyeth	5.950%	4/1/37	19,765	18,889

Real Estate Investment Trusts (REITs) — 0.1%
Health Care Property Investors Inc.	6.450%	6/25/12	6,240	6,351
Host Marriott LP	6.750%	6/1/16	2,065	2,024
Ventas Inc.	8.750%	5/1/09	770	805
Ventas Inc.	6.750%	6/1/10	800	808
Ventas Inc.	9.000%	5/1/12	440	481
Ventas Inc.	6.750%	4/1/17	850	839

				11,308

Real Estate Management and Development — N.M.
Forest City Enterprises Inc.	7.625%	6/1/15	360	363
Forest City Enterprises Inc.	6.500%	2/1/17	597	565

				928

Road and Rail — N.M.
Hertz Corp.	8.875%	1/1/14	3,285	3,425
Horizon Lines LLC	9.000%	11/1/12	855	904
Norfolk Southern Corp.	6.200%	4/15/09	20	20	B

				4,349

Semiconductors and Semiconductor Equipment — N.M.
Freescale Semiconductor Inc.	8.875%	12/15/14	10	10	D

Specialty Retail — 0.3%
Autozone Inc.	6.950%	6/15/16	10,890	11,436
Home Depot Inc.	4.625%	8/15/10	2,720	2,636
Home Depot Inc.	5.400%	3/1/16	8,230	7,715
Limited Brands Inc.	6.125%	12/1/12	16,900	16,863

				38,650

Textiles, Apparel and Luxury Goods — N.M.
Oxford Industries Inc.	8.875%	6/1/11	800	826

Thrifts and Mortgage Finance — 0.4%
Countrywide Financial Corp.	5.460%	4/30/08	25,000	24,999	A
Countrywide Financial Corp.	5.470%	6/18/08	30	30	A

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Thrifts and Mortgage Finance — Continued
Countrywide Financial Corp.	5.490%	1/5/09	$30	$30	A
Countrywide Home Loans Inc.	5.520%	2/27/08	25,070	25,074	A

				50,133

Tobacco — 0.2%
Altria Group Inc.	7.000%	11/4/13	8,325	8,830
Altria Group Inc.	7.750%	1/15/27	5,000	5,848
Philip Morris Capital Corp.	7.500%	7/16/09	190	196
Reynolds American Inc.	7.875%	5/15/09	730	757
Reynolds American Inc.	6.750%	6/15/17	8,430	8,502

				24,133

Wireless Telecommunication Services — 0.2%
Nextel Communications Inc.	6.875%	10/31/13	60	59
Nextel Communications Inc.	5.950%	3/15/14	493	470
Nextel Communications Inc.	7.375%	8/1/15	1,980	1,979
Sprint Capital Corp.	6.125%	11/15/08	130	131
Sprint Capital Corp.	8.375%	3/15/12	17,025	18,547
Sprint Capital Corp.	8.750%	3/15/32	7,935	8,912
Sprint Nextel Corp.	6.000%	12/1/16	770	730

				30,828

Total Corporate Bonds and Notes (Cost — $2,125,282)				2,078,082

Asset-Backed Securities — 7.0%
Fixed Rate Securities — 0.8%
Bank One Issuance Trust 2003-C1	4.540%	9/15/10	470	467
Bay View Auto Trust 2003-LJ1	3.440%	4/25/12	116	113
Citibank Credit Card Issuance Trust 2003-A3 A3	3.100%	3/10/10	330	325
Conseco Finance Securitizations Corp. 2000-4	8.310%	5/1/32	2,200	1,798
Contimortgage Home Equity Trust 1997-4 B1F	7.330%	10/15/28	1,252	1,077
Green Tree Financial Corp. 1992-2 B	9.150%	1/15/18	208	169
Green Tree Financial Corp. 1993-2	8.000%	7/15/18	613	579
Green Tree Financial Corp. 1996-5	8.100%	7/15/27	3,350	629
Green Tree Home Improvement Loan Trust 1996-A	7.400%	2/15/26	367	323
Lehman ABS Manufactured Housing Contract 2001-B A3	4.350%	5/15/14	3,460	3,254
Lehman ABS Manufactured Housing Contract 2001-B A6	6.467%	8/15/28	2,601	2,628
Merrill Lynch Mortgage Investors Inc. 2005-SD1 A2	5.666%	5/25/46	2,448	2,438
Origen Manufactured Housing Contract Trust 2005-B	5.910%	1/15/37	4,797	4,550
Origen Manufactured Housing Contract Trust 2005-B	5.990%	1/15/37	1,500	1,434
Origen Manufactured Housing Contract Trust 2005-B	6.480%	1/15/37	2,100	2,036
Patrons’ Legacy 2003-IV	5.775%	12/23/63	7,900	7,729	D
Pegasus Aviation Lease Securitization 2000-1 A2	8.370%	3/25/30	2,500	1,700	D
Terwin Mortgage Trust 2006-10SL A1	4.750%	10/25/37	67,492	65,938
UCFC Home Equity Loan 1998-C	5.935%	1/15/30	13	13
Vanderbilt Mortgage Finance 1997-B 1B2	8.155%	10/7/26	197	201
Vanderbilt Mortgage Finance 1997-C	7.830%	8/7/27	450	459
WEF Issuer LLC 2006-A	5.190%	12/15/14	958	953	D

				98,813

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed SecuritiesA — 6.1%
Ace Securities Corp. Home Equity Loan Trust 2006-SL3	5.420%	6/25/36	$253	$253
AFC Home Equity Loan Trust 2002-2	5.620%	6/25/30	556	557
Asset Backed Securities Corp. Home Equity Loan Trust 2001-HE3	5.860%	11/15/31	347	347
Bear Stearns Asset Backed Securities Inc. 2005-AQ2	5.480%	9/25/35	4,834	4,835
Bear Stearns Asset Backed Securities Inc. 2005-CL1	5.820%	9/25/34	11,952	11,965
Bear Stearns Asset Backed Securities Inc. 2006-1 A	5.600%	2/25/36	3,444	3,444
Bear Stearns Second Lien Trust 2007-SV1A A3	5.570%	12/25/36	4,276	4,279	D
CDC Mortgage Capital Trust 2002-HE1	5.630%	1/25/33	589	589
Countrywide Asset-Backed Certificates 2002-BC1	5.980%	4/25/32	191	191
Countrywide Asset-Backed Certificates 2003-1	5.660%	6/25/33	470	472
Countrywide Asset-Backed Certificates 2003-BC3	5.940%	9/25/33	637	637
Countrywide Asset-Backed Certificates 2006-SD4 A1	5.660%	12/25/36	304	304	D
Countrywide Home Equity Loan Trust 2002-F	5.670%	11/15/28	776	778
Countrywide Home Equity Loan Trust 2005-H 2A	5.560%	12/15/35	2,559	2,562
Countrywide Home Equity Loan Trust 2006-RES	5.580%	6/15/29	857	857	D
Credit-Based Asset Servicing and Securitization 2007-RP1 A	5.630%	5/25/46	47,130	47,130	D
CS First Boston Mortgage Securities Corp. 2005-AGE1	5.460%	2/25/32	4,709	4,709
EMC Mortgage Loan Trust 2002-B A1	5.970%	2/25/41	673	673	D
Fairbanks Capital Mortgage Loan Trust 1999-1 A	5.920%	5/25/28	1,141	1,142	D
Fleet Home Equity Loan Trust 2003-1	5.570%	1/20/33	4,951	4,955
GMAC Mortgage Corp. Loan Trust 2004-HE3 A2VN	5.560%	10/25/34	90,850	90,905
GMAC Mortgage Corp. Loan Trust 2004-HE4	5.600%	3/25/35	9,729	9,730
GMAC Mortgage Corp. Loan Trust 2005-HE3 A1VN	5.580%	2/25/36	102,876	102,925
GMAC Mortgage Corp. Loan Trust 2006-HE1 A	5.530%	11/25/36	380	380
Greenpoint Mortgage Funding Trust 2005-HE1	5.720%	9/25/34	2,200	2,201
GSRPM Mortgage Loan Trust 2004-1 A1	5.800%	9/25/42	4,337	4,346	D
Indymac Home Equity Loan Asset-Backed Trust 2001-A	5.580%	3/25/31	88	88
Lehman XS Trust 2005-5N	5.620%	11/25/35	26,689	26,745
Lehman XS Trust 2005-5N 3A1A	5.620%	11/25/35	6,832	6,845
Lehman XS Trust 2006-2N 1A1	5.580%	2/25/46	307	308
Lehman XS Trust 2006-4N A2A	5.540%	4/25/46	7,595	7,603
Lehman XS Trust 2007-8H A1	5.450%	6/25/37	112,705	114,500
Merrill Lynch Mortgage Investors Trust 2007-SD1 A1	5.770%	2/25/47	127,175	127,175
MSDWCC Heloc Trust 2005-1	5.510%	7/25/17	2,163	2,164
Option One Mortgage Loan Trust 2003-1	5.740%	2/25/33	17	17
Provident Bank Home Equity Loan Trust 2000-2	5.590%	8/25/31	348	348
RAAC 2006-RP3 A	5.590%	5/25/36	67	67	D
RAAC 2006-RP4 A	5.610%	1/25/46	43,829	43,804	D
Renaissance Home Equity Loan Trust 2005-1	5.650%	5/25/35	3,000	3,010
Residential Asset Mortgage Products Inc. 2003-RS4	5.980%	5/25/33	1,179	1,180
Residential Funding Mortgage Securities II 2003-HS3	5.610%	8/25/33	36	36
Residential Funding Securities Corp. 2002-RP2 A1	6.070%	10/25/32	5,735	5,744	D
SACO I Trust 2006-3 A3	5.550%	4/25/36	4,950	4,951
SACO I Trust 2006-6 A	5.450%	6/25/36	272	272
Salomon Brothers Mortgage Securities VII 2002-CIT1	5.620%	3/25/32	749	750
Securitized Asset Backed Receivables LLC 2007-BR3 A2B	5.540%	4/25/37	70,887	70,887
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2	5.550%	2/25/37	45,274	45,289
SLM Student Loan Trust 2006-10 A2	5.360%	10/25/17	380	380

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
Southern Pacific Secured Asset Corp. 1998-2	5.660%	7/25/29	$27	$27
Structured Asset Securities Corp. 2006-ARS1 A1	5.430%	2/25/36	292	292	D
Truman Capital Mortgage Loan Trust 2006-1	5.580%	3/25/36	32,691	32,583	D
Vanderbilt Mortgage Finance 1999-D	8.570%	1/7/30	4,100	4,345
Wachovia Asset Securitization Inc. 2002-HE1	5.690%	9/27/32	1,133	1,135
Wachovia Asset Securitization Inc. 2002-HE2	5.750%	12/25/32	67	67
Wachovia Asset Securitization Inc. 2003-HE1	5.610%	3/25/33	30	30

				801,808

Stripped Securities — N.M.
Oakwood Mortgage Investors Inc. 2001-E	6.000%	11/15/09	4,847	550	I1

Variable Rate SecuritiesJ — 0.1%
Countrywide Asset-Backed Certificates 2004-15	4.614%	12/25/32	11,882	11,709
Irwin Home Equity Corp. 2005-1 2A2	4.720%	6/25/35	6,879	6,824

				18,533

Total Asset-Backed Securities (Cost — $919,162)				919,704

Mortgage-Backed Securities — 12.3%
Fixed Rate Securities — 2.5%
Asset Securitization Corp. 1996-D2 A1	6.920%	2/14/29	16	16
Banc of America Commercial Mortgage Inc. 2005-5 A4	5.115%	10/10/45	7,630	7,283
Banc of America Commercial Mortgage Inc. 2006-1 A4	5.370%	9/10/45	310	301
Banc of America Funding Corp. 2003-1	6.000%	5/20/33	540	530
Banc of America Funding Corp. 2006-8T2 A2	5.790%	10/25/36	264	263
BlackRock Capital Finance LP 1997-R3	7.220%	11/25/28	11	11	D
Commercial Capital Access One Inc. 2I	12.000%	11/15/27	2,132	768
Commercial Mortgage Pass-Through Certificates 2001-J1A A2	6.457%	2/16/34	373	381	D
Countrywide Alternative Loan Trust 2003-20CB 1A1	5.500%	10/25/33	25,003	23,874
Criimi Mae Commercial Mortgage Trust 1998-C1	7.000%	6/2/33	230	231	D
CS First Boston Mortgage Securities Corp. 1998-C1 A1B	6.480%	5/17/40	2,407	2,423
GMAC Commercial Mortgage Securities Inc. 1998-C1 A2	6.700%	5/15/30	5,673	5,696
GMAC Commercial Mortgage Securities Inc. 1999-C2	6.945%	9/15/33	331	337
GS Mortgage Securities Corp. II 1998-C1	6.620%	10/18/30	3,875	3,900
GS Mortgage Securities Corp. II 2005-GG4	4.680%	7/10/39	18,650	17,826
JP Morgan Chase Commercial Mortgage Pass-Through Certificates 2005-CIBC12	4.895%	9/12/37	3,000	2,824
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB15	5.814%	6/12/43	2,370	2,363
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3	5.420%	1/15/49	33,610	32,447
JP Morgan Commercial Mortgage Finance Corp. 1999-C8 A2	7.400%	7/15/31	1,675	1,716
LB-UBS Commercial Mortgage Trust 2000-C3 A2	7.950%	5/15/25	100	105
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	8,640	8,071
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	4,100	3,915
MASTR Reperforming Loan Trust 2005-1 1A1	6.000%	8/25/34	5,804	5,758	D
MASTR Reperforming Loan Trust 2005-1 1A3	7.000%	8/25/34	8,773	8,978	D

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Merrill Lynch/Countrywide Commercial Mortgage 2007-6 A4	5.485%	3/12/51	$29,900	$28,968
Morgan Stanley Capital I 2005-HQ6	4.989%	8/13/42	21,070	19,985
Morgan Stanley Capital I 2007-IQ14 A4	5.692%	4/15/49	43,700	43,038
Prime Mortgage Trust 2006-DR1 2A2	6.000%	11/25/36	85,583	84,072	D
Residential Asset Mortgage Products Inc. 2004-SL2	8.500%	10/25/31	288	299
Residential Asset Mortgage Products Inc. 2004-SL4	7.500%	7/25/32	2,018	2,058
Residential Asset Mortgage Products Inc. 2005-SL2	7.500%	3/25/32	12,483	12,796
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	2,846	2,704

				323,937

Indexed SecuritiesA — 8.3%
American Home Mortgage Assets Trust 2006-3	5.510%	7/25/46	23,371	23,426
American Home Mortgage Investment Trust 2005-4	5.610%	11/25/45	19,768	19,809
Bayview Commercial Asset Trust 2006-2A A1	5.550%	7/25/36	2,189	2,187	D
Bayview Commercial Asset Trust 2006-SP1 A1	5.590%	4/25/36	3,203	3,203	D
Bear Stearns Mortgage Funding Trust 2006-AR5 1A1	5.480%	12/25/36	374	375
Bear Stearns Second Lien Trust 2007-SV1A A1	5.540%	12/25/36	15,875	15,887	D
Citigroup Mortgage Loan Trust Inc. 2005-5	5.435%	8/25/35	258	258
Citigroup Mortgage Loan Trust Inc. 2005-HE2	5.720%	7/25/35	14,144	14,194	D
Countrywide Alternative Loan Trust 2004-J9 3A4	5.710%	10/25/34	317	318
Countrywide Alternative Loan Trust 2005-38 A3	5.670%	9/25/35	21,458	21,497
Countrywide Alternative Loan Trust 2005-44 1A1	5.650%	10/25/35	26,512	26,532
Countrywide Alternative Loan Trust 2005-44 2A1	5.630%	10/25/35	14,959	14,968
Countrywide Alternative Loan Trust 2005-56 3A1	5.610%	11/25/35	18,221	18,263
Countrywide Alternative Loan Trust 2005-56 4A1	5.630%	11/25/35	7,808	7,835
Countrywide Alternative Loan Trust 2005-59 1A1	5.650%	11/20/35	7,471	7,498
Countrywide Alternative Loan Trust 2005-72 A1	5.590%	1/25/36	6,089	6,089
Countrywide Alternative Loan Trust 2005-J12	5.590%	8/25/35	1,290	1,293
Countrywide Alternative Loan Trust 2006-0A2 A5	5.550%	5/20/46	8,890	8,890
Countrywide Alternative Loan Trust 2006-OA1 2A1	5.530%	3/20/46	368	368
Countrywide Alternative Loan Trust 2006-OA17	5.515%	12/20/46	71,208	71,190
Countrywide Alternative Loan Trust 2006-OA18 A2	5.560%	12/25/46	406	407
Countrywide Alternative Loan Trust 2006-OC2 2A3	5.610%	2/25/36	9,400	9,405
Countrywide Home Loans 2005-09 1A1	5.620%	5/25/35	10,628	10,643
Countrywide Home Loans 2005-R3	5.720%	9/25/35	7,662	7,711	D
Countrywide Home Loans 2006-OA5 1A1	5.520%	4/25/46	6,570	6,576
DSLA Mortgage Loan Trust 2006-AR1 1A1A	5.949%	3/19/46	1,905	1,905
DSLA Mortgage Loan Trust 2006-AR1 1A1B	5.949%	3/19/47	1,905	1,905
GMAC Mortgage Corp. Loan Trust 2005-AR6 2A1	5.209%	11/19/35	339	337
Greenpoint Mortgage Funding Trust 2006-AR3 3A1	5.550%	4/25/36	8,207	8,225
Greenpoint Mortgage Funding Trust 2007-AR2 1A1	5.450%	4/25/47	79,715	79,769
GSMPS Mortgage Loan Trust 2005-RP2	5.670%	3/25/35	24,080	23,989	D
GSMPS Mortgage Loan Trust 2005-RP3	5.670%	9/25/35	37,289	37,466	D
Harborview Mortgage Loan Trust 2005-3	5.560%	6/19/35	21,298	21,322
Harborview Mortgage Loan Trust 2005-7	6.149%	6/19/45	9,066	9,108
Harborview Mortgage Loan Trust 2006-13 A	5.500%	11/19/46	260	260
Harborview Mortgage Loan Trust 2007-4 2A1	5.540%	7/19/47	38,467	38,462
Impac CMB Trust 2003-4 1A1	5.960%	10/25/33	267	267
Indymac Index Mortgage Loan Trust 2004-AR2 2A1	5.630%	6/25/34	119	120
Indymac Index Mortgage Loan Trust 2006-AR15 A1	5.440%	7/25/36	346	345
La Hipotecaria SA 2007-1GA A	5.750%	12/23/36	379	377	D

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Lehman XS Trust 2006-GP2 1A1A	5.390%	6/25/46	$1,363	$1,362
Luminent Mortgage Trust 2006-7 2A1	5.490%	12/25/36	5,768	5,763
MASTR Adjustable Rate Mortgages Trust 2004-13	3.790%	11/21/34	430	421
MASTR Reperforming Loan Trust 2005-2 1A1F	5.670%	5/25/35	6,962	6,990	D
Medallion Trust 2000-2G	5.560%	12/18/31	309	310
MLCC Mortgage Investors Inc. 2003-B	5.660%	4/25/28	3,956	3,970
Nomura Asset Acceptance Corp. Series 2005-AP3	5.450%	8/25/35	779	779
Residential Accredit Loans Inc. 2005-QO3 A1	5.720%	10/24/45	2,959	2,967
Residential Accredit Loans Inc. 2006-QO10 A1	5.480%	1/25/37	370	370
Residential Accredit Loans Inc. 2006-QO5 3A1	5.390%	5/25/46	125	125
Residential Accredit Loans Inc. 2007-QO4 A1A	5.510%	5/25/47	15,412	15,410
Sequoia Mortgage Trust A4	5.680%	11/22/24	16	16
Structured Asset Mortgage Investments Inc. 2006-AR3 11A1	5.530%	4/25/36	7,598	7,605
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A	5.530%	8/25/36	46,394	46,355
Thornburg Mortgage Securities Trust 2005-4 A4	5.520%	12/25/35	76,495	76,475
Thornburg Mortgage Securities Trust 2006-1	5.490%	1/25/36	100,324	100,237
Thornburg Mortgage Securities Trust 2006-1 A2	5.470%	1/25/36	7,673	7,664
WaMu Mortgage Pass-Through Certificates, 2005-AR06 2A1A	5.550%	4/25/45	15,987	16,008
WaMu Mortgage Pass-Through Certificates, 2005-AR08 1A1A	5.590%	7/25/45	8,411	8,422
WaMu Mortgage Pass-Through Certificates, 2005-AR1 A1A	5.640%	1/25/45	3,715	3,721
WaMu Mortgage Pass-Through Certificates, 2005-AR11	5.640%	8/25/45	43,114	43,211
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1A1	5.610%	10/25/45	24,823	24,865
WaMu Mortgage Pass-Through Certificates, 2005-AR13 B10	6.520%	10/25/45	6,547	6,081	D
WaMu Mortgage Pass-Through Certificates, 2005-AR15 A1A1	5.580%	11/25/45	23,093	23,169
WaMu Mortgage Pass-Through Certificates, 2005-AR15 A1A2	5.600%	11/25/45	35,880	36,008
WaMu Mortgage Pass-Through Certificates, 2005-AR17 A1A2	5.610%	12/25/45	22,684	22,770
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A1	5.590%	12/25/45	33,963	34,049
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A2	5.610%	12/25/45	37,540	37,644
WaMu Mortgage Pass-Through Certificates, 2007-OA5 A1A	5.869%	5/25/47	1,700	1,700
Zuni Mortgage Loan Trust 2006-OA1	5.450%	8/25/36	40,581	40,561

				1,097,707

Stripped Securities — 0.1%
Diversified REIT Trust 2001-1A	0.755%	3/8/10	10,587	213	D,I1
FFCA Secured Lending Corp. 1999-1A	1.433%	9/18/25	355	15	D,I1
GE Capital Commercial Mortgage Corp. 2005-C4	5.512%	11/10/45	15,020	14,609	I1
GMAC Commercial Mortgage Securities Inc. 1999-CTL1	0.632%	12/15/16	666	2	D,I1

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Stripped Securities — Continued
LB-UBS Commercial Mortgage Trust 2001-C3 X	0.940%	6/15/36	$8,659	$277	D,I1

				15,116

Variable Rate SecuritiesJ — 1.4%
Banc of America Commercial Mortgage Inc. 2006-2 A4	5.930%	5/10/45	28,805	28,719
Banc of America Funding Corp. 2005-F 2A1	5.221%	9/20/35	27,219	27,278
Commercial Mortgage Asset Trust 1999-C2	7.546%	11/17/32	330	340
Countrywide Home Loan Mortgage Pass Through Trust 2006-HYB1 2A1	5.340%	3/20/36	264	262
Credit Suisse Mortgage Capital Certificates 2006-C1 A4	5.550%	2/15/39	310	304
GSR Mortgage Loan Trust 2005-AR7 1A1	5.118%	11/25/35	4,086	4,112
Harborview Mortgage Loan Trust 2006-2	5.431%	2/25/36	7,806	7,771
IndyMac INDX Mortgage Loan Trust 2004-AR15	5.039%	2/25/35	843	843
IndyMac INDX Mortgage Loan Trust 2005-AR1 1A1	5.259%	3/25/35	177	177
IndyMac INDX Mortgage Loan Trust 2005-AR13	4.442%	8/25/35	976	971
IndyMac INDX Mortgage Loan Trust 2005-AR15	5.099%	9/25/35	11,081	10,791
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13	5.472%	1/12/43	11,800	11,438
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 HS	5.941%	5/15/47	5,000	4,444	D
MASTR Adjustable Rate Mortgages Trust 2006-2 3A1	4.845%	1/25/36	197	193
Merrill Lynch Mortgage Investors Trust 2006-A1 1A1	5.855%	3/25/36	40,953	40,918
Merrill Lynch Mortgage Trust 2005-CKI1	5.240%	11/12/37	17,880	17,296
Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	15,240	14,223
Merrill Lynch Mortgage Trust 2006-C1 A4	5.659%	5/12/39	130	129
Morgan Stanley Mortgage Loan Trust 2005-3AR	5.199%	7/25/35	10,211	10,294
Prime Mortgage Trust 2005-2	7.396%	10/25/32	790	806
Thornburg Mortgage Securities Trust 2004-1	6.321%	3/25/44	146	147
WaMu Mortgage Pass-Through Certificates 2005-AR14 1A1	5.060%	12/25/35	327	324
WaMu Mortgage Pass-Through Certificates 2007-HY4 4A1	5.518%	9/25/36	161	160

				181,940

Total Mortgage-Backed Securities (Cost — $1,630,543)				1,618,700

Loan Participations and AssignmentsA — 0.2%
Commercial Services and Supplies — N.M.
Allied Waste North America Inc., Credit Linked Deposit, Tranche A	7.070%	7/2/07	554	555
Allied Waste North America Inc., Term Loan	7.060% to 7.150%	11/21/07	1,019	1,021

				1,576

Communications Equipment — N.M.
Panamsat Corp., Term Loan, Tranche A	7.349%	7/3/12	1,900	1,909

Computers and Peripherals — N.M.
SunGard Data Systems Inc., Term Loan, Tranche B	7.356%	8/8/07	1,985	1,991

Containers and Packaging — N.M.
Amscan Holdings Inc., Term Loan, Tranche B	7.570% to 7.620%	10/25/07	1,000	1,000

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Loan Participations and Assignments — Continued
Diversified Consumer Services — N.M.
Thomson Medical Education, First Lien Term Loan	8.070%	8/6/07	$1,000	$1,000

Diversified Financial Services — N.M.
CCM Merger Inc., Term Loan, Tranche B	7.360%	9/28/07	990	994

Health Care Providers and Services — 0.1%
Davita Inc., Term Loan, Tranche B1	6.850% to 6.880%	12/31/07	2,000	2,001
Healthsouth Corp., Term Loan, Tranche B	7.850% to 9.750%	3/10/13	906	909
Sheridan Healthcare Inc., Term Loan, Tranche B	7.820%	7/16/07	1,000	996
Vanguard Health Holding Co. II, Replacement Term Loan	7.610%	9/28/07	1,980	1,987

				5,893

Hotels, Restaurants and Leisure — N.M.
Metro-Goldwyn-Mayer Studios Inc., Term Loan, Tranche B	8.610%	9/28/07	1,485	1,487

Media — 0.1%
Carmike Cinemas Inc., Delayed Draw Term Loan	8.610%	9/10/07	835	839
Cedar Fair LP, Term Loan, Tranche B	7.320%	7/31/07	990	993
Charter Communications Operating LLC, Term Loan	7.320%	7/30/07	2,000	1,981
Citadel Communication Group, Term Loan, Tranche B	6.985%	9/28/07	1,000	991
CSC Holdings Inc., Incremental Term Loan	7.070%	7/2/07	992	991
Idearc Inc., Term Loan, Tranche B	7.360%	9/28/07	995	998
Nielsen Finance LLC, Term Loan, Tranche B	7.607%	8/9/07	1,985	1,995
Tribune Co., Tranche B	8.366%	10/5/07	1,000	976
Univision Communications, Term Loan, Tranche B	7.610%	10/31/07	1,000	985
UPC Broadband Holding, Term Loan, Tranche N	7.130%	1/2/08	1,000	994

				11,743

Paper and Forest Products — N.M.
Georgia-Pacific Corp., First Lien Term Loan	7.110%	9/28/07	990	992

Road and Rail — N.M.
Swift Transportation, Term Loan	8.375%	5/15/14	1,000	986

Semiconductors and Semiconductor Equipment — N.M.
Sensata Technologies, Term Loan, Tranche B	7.105%	7/27/07	1,485	1,481

Total Loan Participations and Assignments (Cost — $31,062)				31,052

U.S. Government and Agency Obligations — 16.6%
Fixed Rate Securities — 10.8%
Fannie Mae	3.125%	12/15/07	35,000	34,649	B
Fannie Mae	6.625%	9/15/09	25,210	25,952	B
Fannie Mae	5.200%	11/8/10	17,470	17,410
Fannie Mae	6.000%	5/15/11	12,340	12,665	B
Fannie Mae	5.625%	5/19/11	31,580	31,689
Fannie Mae	4.610%	10/10/13	40,690	38,770
Farmer Mac	5.125%	8/25/16	410	402
Federal Home Loan Bank	3.875%	8/22/08	8,640	8,508
Federal Home Loan Bank	5.100%	9/19/08	800	798
Federal Home Loan Bank	5.400%	1/2/09	22,690	22,673

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Fixed Rate Securities — Continued
Federal Home Loan Bank	5.400%	1/16/09	$38,000	$37,974
Federal Home Loan Bank	5.500%	5/21/09	300	300
Federal Home Loan Bank	5.000%	12/21/15	240	233
Federal Home Loan Bank	5.500%	7/15/36	3,040	2,988	B
Freddie Mac	3.500%	11/15/07	100	99
Freddie Mac	5.875%	11/15/07	750	751
Freddie Mac	6.875%	9/15/10	8,000	8,390 B
Freddie Mac	4.750%	1/18/11	9,890	9,746
Freddie Mac	5.250%	2/24/11	16,000	15,919	B
Freddie Mac	5.625%	3/15/11	25,450	25,790	B
Freddie Mac	5.125%	4/18/11	14,440	14,387	B
Freddie Mac	4.650%	10/10/13	47,200	45,065
Freddie Mac	5.450%	11/21/13	18,230	18,039
Freddie Mac	5.300%	5/12/20	75,000	71,621
Freddie Mac	5.625%	11/23/35	19,270	18,025	B
Tennessee Valley Authority	6.250%	12/15/17	40	42
Tennessee Valley Authority	7.125%	5/1/30	840	1,005
Tennessee Valley Authority	5.980%	4/1/36	120	126
United States Treasury Bonds	8.875%	8/15/17	10	13
United States Treasury Bonds	4.500%	2/15/36	38,985	35,300	B
United States Treasury Bonds	4.750%	2/15/37	211,836	199,738	B
United States Treasury Notes	3.750%	5/15/08	25,460	25,182	B
United States Treasury Notes	5.000%	7/31/08	5,835	5,833	B
United States Treasury Notes	4.500%	3/31/09	29,550	29,335	B
United States Treasury Notes	4.750%	5/31/09	48,800	48,785	B
United States Treasury Notes	6.000%	8/15/09	34,850	35,604	B
United States Treasury Notes	3.375%	10/15/09	5,910	5,718	B
United States Treasury Notes	4.625%	11/15/09	180,120	179,022	B
United States Treasury Notes	4.750%	2/15/10	42,750	42,593	B
United States Treasury Notes	4.000%	4/15/10	10	10
United States Treasury Notes	3.875%	9/15/10	24,700	23,963	B
United States Treasury Notes	4.750%	3/31/11	12,410	12,341	B
United States Treasury Notes	4.500%	9/30/11	29,420	28,937	B
United States Treasury Notes	4.625%	10/31/11	10,580	10,457	B
United States Treasury Notes	4.500%	11/30/11	20	20	B
United States Treasury Notes	4.625%	12/31/11	246,780	243,714	B
United States Treasury Notes	4.500%	3/31/12	9,720	9,542	B
United States Treasury Notes	4.500%	4/30/12	3,500	3,435	B
United States Treasury Notes	4.750%	5/31/12	2,150	2,133
United States Treasury Notes	4.250%	8/15/14	140	134	B
United States Treasury Notes	5.125%	5/15/16	10	10
United States Treasury Notes	4.500%	5/15/17	20,000	19,175	B

				1,425,010

Stripped Securities — 0.3%
United States Treasury Bonds	0.000%	11/15/21	37,190	17,514	B,I2
United States Treasury Bonds	0.000%	11/15/24	32,510	13,104	B,I2
United States Treasury Bonds	0.000%	5/15/30	17,830	5,536	B,I2

				36,154

Treasury Inflation-Protected SecuritiesK — 5.5%
United States Treasury Inflation-Protected Security	3.875%	1/15/09	4,486	4,557	B

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Treasury Inflation-Protected Securities — Continued
United States Treasury Inflation-Protected Security	0.875%	4/15/10	$33	$31
United States Treasury Inflation-Protected Security	2.375%	4/15/11	52	52
United States Treasury Inflation-Protected Security	1.875%	7/15/13	8,427	8,083	B
United States Treasury Inflation-Protected Security	2.000%	1/15/14	1,275	1,225	B
United States Treasury Inflation-Protected Security	1.875%	7/15/15	58,090	54,896	B
United States Treasury Inflation-Protected Security	2.000%	1/15/16	51,455	48,854	B
United States Treasury Inflation-Protected Security	2.500%	7/15/16	7,879	7,791	B
United States Treasury Inflation-Protected Security	2.375%	1/15/17	153,466	149,834	B
United States Treasury Inflation-Protected Security	2.375%	1/15/25	77,122	74,158	B
United States Treasury Inflation-Protected Security	2.000%	1/15/26	101,031	91,512	B
United States Treasury Inflation-Protected Security	2.375%	1/15/27	221,270	212,488	B
United States Treasury Inflation-Protected Security	3.625%	4/15/28	23,981	27,782	B
United States Treasury Inflation-Protected Security	3.875%	4/15/29	27,541	33,251	B
United States Treasury Inflation-Protected Security	3.375%	4/15/32	10,222	11,764	B

				726,278

Total U.S. Government and Agency Obligations (Cost — $2,200,962)				2,187,442

U.S. Government Agency Mortgage-Backed Securities — 47.9%
Fixed Rate Securities — 45.4%
Fannie Mae	6.500%	5/1/14 to 7/1/35	12,034	12,201
Fannie Mae	5.500%	1/1/17 to 10/1/35	42,495	41,261
Fannie Mae	9.500%	11/1/21	1	2
Fannie Mae	5.000%	12/1/22 to 12/1/37	2,818,840	2,644,572	L
Fannie Mae	5.500%	12/1/22 to 12/1/37	739,800	716,819	L
Fannie Mae	6.000%	12/1/22 to 12/1/37	928,360	918,336	L
Fannie Mae	6.000%	3/1/28 to 11/1/36	742,613	735,129
Fannie Mae	7.000%	8/1/29 to 6/1/32	4,502	4,669
Fannie Mae	7.500%	11/1/29	23	24
Fannie Mae	4.500%	12/1/34 to 3/1/35	15,556	14,160
Fannie Mae	5.000%	6/1/35 to 3/1/36	193,006	181,338
Fannie Mae	4.500%	12/1/37	10,800	9,818	L
Fannie Mae	6.500%	12/1/37	366,560	369,997	L
Freddie Mac	6.000%	6/1/08 to 9/1/19	8,013	8,065
Freddie Mac	5.500%	12/1/13 to 5/1/35	13,044	12,638
Freddie Mac	7.000%	10/1/16 to 4/1/32	1,499	1,549
Freddie Mac	6.500%	7/1/29	391	399
Freddie Mac	5.000%	12/1/37	35,000	32,802	L
Freddie Mac	6.000%	12/1/37	4,000	3,963	L
Government National Mortgage Association	7.500%	3/15/23 to 9/15/31	241	253
Government National Mortgage Association	7.000%	7/15/23	0.4	—	M
Government National Mortgage Association	7.000%	8/15/23 to 7/15/31	794	829
Government National Mortgage Association	6.500%	4/15/28 to 4/15/33	16,948	17,288

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Government National Mortgage Association	6.000%	1/15/29 to 11/15/35	$84,953	$84,682
Government National Mortgage Association	8.000%	12/15/30 to 1/15/31	24	26
Government National Mortgage Association	5.000%	7/15/33 to 11/15/35	78,789	74,559
Government National Mortgage Association	5.500%	7/15/33 to 6/15/35	23,078	22,439
Government National Mortgage Association	6.000%	12/1/37	15,100	15,020	L
Government National Mortgage Association	6.500%	12/1/37	45,800	46,516	L

				5,969,354

Indexed SecuritiesA — 2.5%
Fannie Mae	4.780%	6/1/35	17,543	17,489
Fannie Mae	4.326%	8/1/35	1,985	1,968
Fannie Mae	4.606%	9/1/35	11,296	11,203
Fannie Mae	4.690%	9/1/35	4,506	4,478
Fannie Mae	4.575%	10/1/35	3,403	3,379
Fannie Mae	4.649%	10/1/35	3,502	3,483
Fannie Mae	4.738%	10/1/35	6,078	6,042
Fannie Mae	4.830%	10/1/35	3,133	3,132
Fannie Mae	7.019%	10/1/35	23,926	24,782
Fannie Mae	7.032%	10/1/35	5,758	5,964
Fannie Mae	7.038%	10/1/35	38,715	40,102
Fannie Mae	7.010%	11/1/35	16,345	16,930
Fannie Mae	5.285%	12/1/35	551	545
Fannie Mae	6.498%	1/1/37	26,541	26,992
Fannie Mae	5.516%	2/1/37	39,957	39,817
Fannie Mae	5.726%	4/1/37	28,398	28,442
Fannie Mae	5.913%	4/1/37	18,918	19,086
Freddie Mac	4.853%	10/1/35	6,461	6,424
Freddie Mac	5.142%	12/1/35	762	755
Freddie Mac	5.202%	12/1/35	530	522
Freddie Mac	6.573%	1/1/37	150	152
Freddie Mac	5.821%	2/1/37	67	67
Freddie Mac	6.612%	2/1/37	38	38
Freddie Mac	6.099%	3/1/37	40,044	40,274
Freddie Mac	5.830%	5/1/37	5,820	5,822
Freddie Mac	5.895%	5/1/37	17,210	17,236
Freddie Mac	6.039%	5/1/37	140	141
Freddie Mac	5.796%	6/1/37	2,870	2,868
Government National Mortgage Association	5.720%	8/20/31	3	3

				328,136

Stripped Securities — N.M.
Financing Corp.	0.000%	11/30/17 to 4/5/19	1,570	885	G,I2

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $6,361,285)				6,298,375

Yankee BondsN — 7.0%
Aerospace and Defense — N.M.
Systems 2001 Asset Trust	6.664%	9/15/13	2,533	2,626	D

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Automobiles — N.M.
General Motors Nova Scotia Finance Co.	6.850%	10/15/08	$1,550	$1,542

Commercial Banks — 2.4%
Barclays Capital	0.000%	3/20/08	23,100	23,090	A,D
Glitnir Banki Hf	6.330%	7/28/11	10,670	10,860	D
Glitnir Banki Hf	6.693%	6/15/16	19,600	20,187	D,F
HSBC Capital Funding LP	4.610%	6/27/49	2,090	1,959	D,F
ICICI Bank Ltd.	6.375%	4/30/22	10,321	9,769	D,F
ICICI Bank Ltd.	6.375%	4/30/22	14,359	13,645	D,F
Kaupthing Bank Hf	6.045%	4/12/11	27,860	28,076	A,D
Kaupthing Bank Hf	5.750%	10/4/11	5,550	5,531	D
Kaupthing Bank Hf	7.125%	5/19/16	6,060	6,402	D
Korea Development Bank	4.250%	11/13/07	200	199
Korea Development Bank	5.500%	11/13/12	60	59
Landsbanki Islands Hf	6.100%	8/25/11	28,520	28,881	D
Nordea Bank AB	5.310%	4/8/11	52,000	52,015	A,D
Resona Preferred Global Securities	7.191%	12/29/49	11,630	11,892	D,F
RSHB Capital SA	6.299%	5/15/17	30,690	30,039	D
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	18,385	17,876	D,F
TuranAlem Finance BV	8.250%	1/22/37	23,589	22,645	D
TuranAlem Finance BV	8.250%	1/22/37	29,590	28,480	D

				311,605

Diversified Financial Services — 0.4%
Aiful Corp.	5.000%	8/10/10	12,430	12,116	D
Cascadia Ltd.	8.485%	6/13/08	4,100	4,093	A,D
Credit Suisse Guernsey Ltd.	5.860%	5/15/49	40	39	F
European Investment Bank	4.000%	3/3/10	100	97
European Investment Bank	4.625%	3/21/12	50	49
MUFG Captial Finance 1 Ltd.	6.346%	7/29/49	7,400	7,271	F
Pemex Finance Ltd.	9.030%	2/15/11	8	8
TNK-BP Finance SA	7.500%	7/18/16	17,280	17,816	D
TNK-BP Finance SA	7.500%	7/18/16	1,650	1,701	D
TNK-BP Finance SA	6.625%	3/20/17	11,350	10,996	D
TNK-BP Finance SA	6.625%	3/20/17	724	701	D

				54,887

Diversified Telecommunication Services — 0.4%
British Telecommunications PLC	8.625%	12/15/10	2,315	2,530	E
Deutsche Telekom International Finance BV	5.750%	3/23/16	20,000	19,510	B
Intelsat Bermuda Ltd.	9.250%	6/15/16	1,105	1,174
Koninklijke (Royal) KPN NV	8.000%	10/1/10	14,470	15,487
Telecom Italia Capital SpA	5.250%	11/15/13	1,260	1,200
Telecom Italia Capital SpA	4.950%	9/30/14	3,730	3,456
Telecom Italia Capital SpA	5.250%	10/1/15	6,090	5,663

				49,020

Electric Utilities — N.M.
Hydro-Quebec	6.300%	5/11/11	1,720	1,776

Energy Equipment and Services — 0.1%
Compagnie Generale de Geophysique-Veritas	7.500%	5/15/15	1,970	1,970

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Energy Equipment and Services — Continued
Compagnie Generale de Geophysique-Veritas	7.750%	5/15/17	$7,494	$7,588

				9,558

Foreign Government — 1.6%
Federative Republic of Brazil	8.000%	1/15/18	1,030	1,132
Federative Republic of Brazil	8.875%	4/15/24	950	1,183	B
Federative Republic of Brazil	10.125%	5/15/27	4,255	5,999
Federative Republic of Brazil	7.125%	1/20/37	6,746	7,286	B
Federative Republic of Brazil	11.000%	8/17/40	18,738	24,575	B
Province of British Columbia	4.300%	5/30/13	180	171
Province of Ontario	3.500%	9/17/07	110	109
Republic of Colombia	7.375%	9/18/37	2,272	2,522	B
Republic of Panama	7.125%	1/29/26	4,390	4,675
Republic of Panama	9.375%	4/1/29	1,933	2,561	B
Republic of Panama	6.700%	1/26/36	1,139	1,162
Russian Federation	7.500%	3/31/30	65,229	71,850	D,F
United Mexican States	5.625%	1/15/17	374	366
United Mexican States	6.750%	9/27/34	76,506	81,594	B

				205,185

Gas Utilities — 0.2%
Intergas Finance BV	6.375%	5/14/17	25,819	24,722	D

Industrial Conglomerates — 0.8%
Tyco International Group SA	6.125%	11/1/08	1,738	1,754
Tyco International Group SA	6.125%	1/15/09	644	652
Tyco International Group SA	6.750%	2/15/11	35,798	37,516
Tyco International Group SA	6.375%	10/15/11	15,948	16,429
Tyco International Group SA	6.000%	11/15/13	4,808	4,937
Tyco International Group SA	7.000%	6/15/28	945	1,101
Tyco International Group SA	6.875%	1/15/29	31,995	36,928

				99,317

Insurance — 0.1%
Foundation Re Ltd.	9.460%	11/24/08	9,400	8,936	A,D

Media — N.M.
Quebecor Media Inc.	7.750%	3/15/16	560	568
Rogers Cable Inc.	7.875%	5/1/12	687	743
Rogers Cable Inc.	6.750%	3/15/15	130	134
Shaw Communications Inc.	7.250%	4/6/11	630	649
Shaw Communications Inc.	7.200%	12/15/11	395	409
Sun Media Corp.	7.625%	2/15/13	565	568

				3,071

Metals and Mining — 0.2%
Corporacion Nacional del Cobre — Codelco	4.750%	10/15/14	2,590	2,418	D
Vale Overseas Ltd.	8.250%	1/17/34	770	901
Vale Overseas Ltd.	6.875%	11/21/36	29,335	29,487

				32,806

Oil, Gas and Consumable Fuels — 0.7%
Anadarko Finance Co.	7.500%	5/1/31	15,957	17,145

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Oil, Gas and Consumable Fuels — Continued
ChevronTexaco Capital Co.	3.500%	9/17/07	$130		$129
Conoco Funding Co.	6.350%	10/15/11	590		608
Conoco Funding Co.	7.250%	10/15/31	810		915
Gazprom	6.212%	11/22/16	29,470		28,704	D
Gazprom	6.510%	3/7/22	23,180		22,879	D
OPTI Canada Inc.	8.250%	12/15/14	2,405		2,441	D
Petrobras International Finance Co.	6.125%	10/6/16	18,870		18,492
Teekay Shipping Corp.	8.875%	7/15/11	1,729		1,833
YPF Sociedad Anonima	7.750%	8/27/07	1,000		1,000	B

					94,146

Semiconductors and Semiconductor Equipment — N.M.
NXP BV/NXP Funding LLC	7.875%	10/15/14	595		586
NXP BV/NXP Funding LLC	9.500%	10/15/15	2,660		2,620	B

					3,206

Thrifts and Mortgage Finance — N.M.
Willow Re Ltd.	10.455%	6/16/10	250		250	A,D

Wireless Telecommunication Services — 0.1%
Rogers Wireless Inc.	6.375%	3/1/14	1,850		1,870
Vodafone Group PLC	5.000%	9/15/15	10,600		9,852

					11,722

Total Yankee Bonds (Cost — $910,912)					914,375

Foreign Government Obligations — 1.0%
Brazil Nota do Tesouro Nacional	10.000%	1/1/10	—	O BRL	—	M
Canadian Government Bond	5.250%	6/1/12	45,000	CAD	43,679
Canadian Real Return Bond	4.000%	12/1/31	6,948	CAD	8,896	P
Federal Republic of Germany	3.750%	1/4/15	18,440	EUR	23,690
Federative Republic of Brazil	10.000%	7/1/10	55	BRL	26,795
Federative Republic of Brazil	6.000%	5/15/15	19	BRL	15,750
Federative Republic of Brazil	6.000%	5/15/45	22	BRL	18,455

Total Foreign Government Obligations (Cost — $120,269)					137,265

Preferred Stocks — 0.7%
AES Trust III	6.750%		71	shs	3,568	B,C
Fannie Mae	5.375%		—	O	2,875
Ford Motor Co.	7.500%		16		317
General Motors Corp.	1.500%		399		114	B,C
General Motors Corp.	5.250%		207		4,576	C
General Motors Corp.	6.250%		2,701		67,681	C
General Motors Corp.	7.250%		128		2,507
General Motors Corp.	7.250%		56		1,095
General Motors Corp.	7.250%		45		877
General Motors Corp.	7.375%		328		6,412
General Motors Corp.	7.500%		260		5,241
Home Ownership Funding Corp.	1.000%		2		207	D
Home Ownership Funding Corp. II	1.000%		1		179	D

Total Preferred Stocks (Cost — $98,587)					95,649

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Warrants — N.M.
Bear Stearns Trust Certficates 2001-2, Strike Price $97.72			5	wts	$52	Q
Bear Stearns Trust Certficates 2001-3, Strike Price $99.897			5		15	Q

Total Warrants (Cost — $18)					67

Total Long-Term Securities (Cost — $14,398,082)					14,280,711

Investment of Collateral From Securities Lending — 13.5%
State Street Navigator Securities Lending Prime Portfolio			1,770,126	SHS	1,770,126

Total Investment of Collateral From Securities Lending (Cost — $1,770,126)					1,770,126

Short-Term Securities — 28.3%
Corporate Bonds and Notes — 2.1%
Banc of America Corp.	5.225%	7/26/07	70,700		70,443
Banc of America Corp.	5.225%	8/10/07	50,000		49,710
Royal Bank of Scotland	5.260%	9/14/07	50,000		49,996
State Street Bank and Trust	5.100%	12/14/07	52,000		52,000
Washington Mutual	5.340%	9/17/07	49,600		49,600

					271,749

U.S. Government and Agency Obligations — 6.3%
Fannie Mae	0.000%	3/17/08	31,280		30,150	H,R
Federal Home Loan Bank	0.000%	7/2/07	800,000		799,894	H

					830,044

Foreign Government Obligations — 0.4%
Bank Negara Islamic Notes	0.000%	7/5/07	12,357	MYR	3,578	H
Bank Negara Islamic Notes	0.000%	7/12/07	92,372	MYR	26,729	H
Egypt Treasury Bills	0.000%	10/30/07	31,325	EGP	5,380	H
Egypt Treasury Bills	0.000%	2/18/08	41,600	EGP	6,994	H
Egypt Treasury Bills	0.000%	3/25/08	31,325	EGP	5,222	H

					47,903

Options PurchasedS — 0.3%
British Pound Futures Put, September 2007, Strike Price $198.00			1,500	T	741
Bundesobligations Futures Call, August 2007, Strike Price $113.00			44	T	12
Euro Currency Futures Put, September 2007, Strike Price $1.33			50	T	20
Euro Currency Futures Put, September 2007, Strike Price $1.34			625	T	430
Euro Currency Futures Put, September 2007, Strike Price $1.35			500	T	556
Eurobor Put, September 2007, Strike Price 94.875			3,333	T	—	M
Eurodollar Futures Call, September 2007, Strike Price $94.00			15,606	T	26,140
Eurodollar Futures Call, September 2007, Strike Price $94.50			233	T	100
Eurodollar Futures Call, September 2007, Strike Price $94.75			1,883	T	106
Eurodollar Futures Put, December 2007, Strike Price $93.75			7,606	T	2,472
Eurodollar Futures Put, September 2007, Strike Price $94.00			1,500	T	9
Libor Call, December 2007, Strike Price $93.00			2,000	T	3,712
Libor Call, December 2007, Strike Price $93.50			2,000	T	1,430
Libor Call, September 2007, Strike Price $93.50			1,297	T	1,122
Libor Put, March 2008, Strike Price $92.00			5,026	T	—	M
Libor Put, September 2007, Strike Price $92.875			4,314	T	—	M
Libor Put, September 2007, Strike Price $93.00			4,160	T	—	M
Swaption Call, January 2008, Strike Price $5.1577			57,570,000	T	223

	Rate	Maturity Date	Par/Shares†		Value
Short-Term Securities — Continued
Options Purchased — Continued
Swaption Call, November 2007, Strike Price $5.2725			137,100,000	T	$589
U.S. Treasury Note Futures Call, August 2007, Strike Price $103.00			1,716	T	2,091
U.S. Treasury Note Futures Call, August 2007, Strike Price $104.50			720	T	236
USD Call / GBP Put, August 2007, Strike Price $1.973			60,000,000	T	208
USD Call / GBP Put, August 2007, Strike Price $1.99			254,000,000	T	1,048

					41,245

Repurchase Agreements — 19.2%
Deutsche Bank AG 5.2% dated 6/29/07, to be repurchased at $954,587 on 7/2/07 (Collateral: $663,490 Federal Home Loan Bank notes, 5.125% to 5.50% due 2/26/08 to 5/15/19 value $662,221; $250,000 Freddie Mac note, 4.125% due 7/12/10, value $246,860; $65,000 Fannie Mae note, 5.5% due 11/17/16, value $64,176)			954,174		954,174
Goldman Sachs Group, Inc. 5.25% dated 6/29/07, to be repurchased at $947,401 on 7/2/07 (Collateral: $631,785 Federal Home Loan Bank notes, 4.875% to 5.375% due 5/14/10 to 5/18/16, value $630,822; $325,000 Tennessee Valley Authority, 5.88% due 4/1/36, value $335,156)			946,987		946,987
Merrill Lynch Government Securities Inc. 5.15% dated 6/29/07, to be repurchased at $624,283 on 7/02/07 (Collateral:$327,000 Freddie Mac notes, 4.375% to 5.0% due 9/16/08 to 7/17/15, value $317,928; $200,000 Fannie Mae note, 5.25% due 8/1/12, value $201,750; $118,750 Federal Home Loan Bank note, 3.625% due 11/14/08, value $116,818)			624,015		624,015

					2,525,176

Total Short-Term Securities (Cost — $3,730,912)					3,716,117

Total Investments — 150.2% (Cost — $19,899,120)U					19,766,954
Obligation to Return Collateral For Securities Loaned — (13.4)%					(1,770,126)
Other Assets Less Liabilities — (36.8)%					(4,838,701)

Net Assets — 100.0%					$13,158,127

		Expiration	Actual Contracts		Appreciation/ (Depreciation)
Futures Contracts PurchasedS
Australian Treasury Bond Futures		September 2007	99		3
Bundesobligations Futures		September 2007	832		(535)
Canadian Government Bond Futures		September 2007	461		(536)
Euribor Future		September 2007	3,333		(2,447)
Eurodollar Futures		September 2007	1,848		(551)
Eurodollar Futures		December 2007	9,092		(2,605)
Eurodollar Futures		March 2008	6,032		408
Eurodollar Futures		September 2008	20		(27)
Japanese Yen Futures		September 2007	3,901		(2,218)
LIBOR Futures		September 2007	5,120		(4,924)
LIBOR Futures		March 2008	5,500		(3,225)
United Kingdom Treasury Bond Futures		September 2007	218		(854)

					$(17,511)

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts WrittenS
Australian Dollar Futures	September 2007	925	(770)
British Pound Futures	September 2007	3,450	(7,295)
Canadian Dollar Futures	September 2007	789	130
Eurodollar Futures	September 2007	38	(104)
Swiss Franc Futures	September 2007	50	(82)
U.S. Treasury Bond Futures	September 2007	673	(510)
U.S. Treasury Notes Futures	September 2007	10,392	(12,023)
U.S. Treasury Notes Futures	September 2007	1,392	(688)
U.S. Treasury Notes Futures	December 2007	232	(317)

			$(21,660)

Options WrittenS
British Pound Futures Put, Strike Price $193.00	September 2007	62	38
Bundesobligations Futures Call, Strike Price $112.00	August 2007	500	39
Euro Currency Futures Call, Strike Price $1.40	September 2007	250	227
Euro Currency Futures Put, Strike Price $1.30	September 2007	800	232
Eurodollar Futures Call, Strike Price $95.00	September 2007	751	118
Eurodollar Futures Call, Strike Price $95.00	March 2008	1,926	(160)
Eurodollar Futures Call, Strike Price $95.25	September 2007	3,909	895
Eurodollar Futures Call, Strike Price $95.50	December 2007	1,992	276
Eurodollar Futures Put, Strike Price $1.32	September 2007	800	262
Eurodollar Futures Put, Strike Price $94.75	September 2007	2,153	(212)
Japanese Yen Futures Call, Strike Price $84.00	September 2007	125	38
Japanese Yen Futures Call, Strike Price $85.00	September 2007	384	69
Japanese Yen Futures Call, Strike Price $87.00	September 2007	83	120
Japenese Yen Futures Call, Strike Price $86.00	September 2007	500	119
Swaption Call, Strike Price $1.05	September 2007	76,900,000	—
Swaption Put, Strike Price $1.00	July 2007	87,875,000	(127)
Swaption Put, Strike Price $1.05	August 2007	27,100,000	(27)
Swaption Put, Strike Price $1.05	August 2007	56,800,000	(45)
Swaption Put, Strike Price $1.05	September 2007	76,900,000	—
U.S. Treasury Bond Futures Call, Strike Price $108.00	July 2007	875	(318)
U.S. Treasury Bond Futures Call, Strike Price $108.00	August 2007	2,051	(1,121)
U.S. Treasury Bond Futures Call, Strike Price $109.00	August 2007	7,293	(1,954)
U.S. Treasury Bond Futures Call, Strike Price $110.00	August 2007	352	(37)
U.S. Treasury Bond Futures Call, Strike Price $111.00	August 2007	500	5
U.S. Treasury Bond Futures Call, Strike Price $111.00	November 2007	863	(180)
U.S. Treasury Bond Futures Call, Strike Price $112.00	August 2007	928	242
U.S. Treasury Bond Futures Call, Strike Price $114.00	August 2007	184	91
U.S. Treasury Bond Futures Call, Strike Price $115.00	August 2007	364	123
U.S. Treasury Bond Futures Put, Strike Price $104.00	August 2007	1,026	145
U.S. Treasury Bond Futures Put, Strike Price $105.00	August 2007	4,495	1,339
U.S. Treasury Note Futures Call, Strike Price $104.00	August 2007	420	(91)
U.S. Treasury Note Futures Call, Strike Price $105.00	August 2007	392	7
U.S. Treasury Note Futures Call, Strike Price $106.00	July 2007	2,083	(257)
U.S. Treasury Note Futures Call, Strike Price $106.00	August 2007	6,540	(1,745)
U.S. Treasury Note Futures Call, Strike Price $106.00	November 2007	1,061	(370)
U.S. Treasury Note Futures Call, Strike Price $107.00	August 2007	1,756	(11)
U.S. Treasury Note Futures Call, Strike Price $107.00	November 2007	4,984	(1,105)
U.S. Treasury Note Futures Call, Strike Price $108.00	August 2007	674	15
U.S. Treasury Note Futures Call, Strike Price $108.00	November 2007	3,277	(52)
U.S. Treasury Note Futures Call, Strike Price $109.00	August 2007	2,607	1,306
U.S. Treasury Note Futures Call, Strike Price $110.00	August 2007	3,002	932
U.S. Treasury Note Futures Put, Strike Price $102.00	August 2007	527	80

Options Written — Continued
U.S. Treasury Note Futures Put, Strike Price $102.00	November 2007	871	241
U.S. Treasury Note Futures Put, Strike Price $103.00	August 2007	1,544	706
U.S. Treasury Note Futures Put, Strike Price $103.00	November 2007	511	37
U.S. Treasury Note Futures Put, Strike Price $104.00	July 2007	1,389	407
U.S. Treasury Note Futures Put, Strike Price $104.00	August 2007	2,390	759
U.S. Treasury Note Futures Put, Strike Price $104.00	November 2007	363	(87)
USD Call / GBP Put, Strike Price $1.93	September 2007	257,000,000	814

			$1,784

		Contract to
Counterparty	Settlement Date	Receive		Deliver		Unrealized Gain/(Loss)
Credit Suisse First Boston	8/8/07	AUD	33,237	USD	27,454	745
Goldman Sachs International	8/8/07	EUR	28,857	USD	39,287	(176)
UBS AG London	8/8/07	EUR	46,055	USD	62,678	(257)
Credit Suisse First Boston	8/8/07	JPY	6,924,498	USD	59,032	(2,523)
Deutsche Bank AG London	8/8/07	JPY	6,594,775	USD	53,818	(2,654)
Morgan Stanley London	8/8/07	JPY	13,222,000	USD	112,710	(4,809)
UBS AG London	8/8/07	JPY	3,680,000	USD	31,380	(1,349)
Citibank NA	8/8/07	USD	21,830	EUR	16,024	112
Credit Suisse First Boston	8/8/07	USD	25,997	AUD	31,627	(835)
Credit Suisse First Boston	8/8/07	USD	36,964	EUR	27,191	111
JPMorgan Chase Bank	8/8/07	USD	46,047	CAD	51,481	(2,506)
UBS AG London	8/8/07	USD	18,742	CAD	20,929	(998)
UBS AG London	8/8/07	USD	66,613	EUR	50,000	(1,155)

						$(16,294)

N.M.	Not Meaningful.
A	Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2007.
B	All or a portion of this security is on loan.
C	Convertible Security—Security may be converted into the issuer’s common stock.
D	Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 9.37% of net assets.
E	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
G	Pay-in-Kind (“PIK”) security—A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
H	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
I	Stripped Security—Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
J	The coupon rates shown on variable rate securities are the rates at June 30, 2007. These rates vary with the weighted average coupon of the underlying loans.
K	Treasury Inflation-Protected Security—Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
L	When-issued Security—Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
M	Amount represents less than $1.
N	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
O	Amount represents less than .50.
P	Inflation-Protected Security—Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
Q	Non-income producing.
R	All or a portion of this security is collateral to cover futures and options contracts written.
S	Options and futures are described in more detail in the notes to financial statements.
T	Par represents actual number of contracts.
U	Aggregate cost for federal income tax purpose is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$76,198
Gross unrealized depreciation	(191,964)

Net unrealized appreciation/(depreciation)	$(115,766)

†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Dollar
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
USD	— Untied States Dollar

Portfolio of Investments

Western Asset High Yield Portfolio

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 97.1%
Corporate Bonds and Notes — 84.8%
Aerospace and Defense — 1.1%
Alliant Techsystems Inc.	6.750%	4/1/16	$1,680	$1,634
DRS Technologies Inc.	6.625%	2/1/16	1,620	1,563
DRS Technologies Inc.	7.625%	2/1/18	1,500	1,515
L-3 Communications Corp.	7.625%	6/15/12	630	645
L-3 Communications Corp.	6.375%	10/15/15	3,975	3,757
TransDigm Inc.	7.750%	7/15/14	730	737	A

				9,851

Airlines — 0.8%
Continental Airlines Inc.	8.750%	12/1/11	2,330	2,283
Continental Airlines Inc.	7.339%	4/19/14	1,345	1,328
United Air Lines Inc.	7.032%	10/1/10	990	1,000
United Air Lines Inc.	7.186%	10/1/12	2,607	2,665

				7,276

Auto Components — 0.9%
Visteon Corp.	8.250%	8/1/10	7,837	7,778

Automobiles — 2.4%
Ford Motor Co.	8.875%	1/15/22	640	563
Ford Motor Co.	7.450%	7/16/31	3,500	2,796
Ford Motor Co.	8.900%	1/15/32	1,680	1,462
Ford Motor Co.	4.250%	12/15/36	330	413	B
General Motors Corp.	7.200%	1/15/11	1,600	1,538
General Motors Corp.	8.250%	7/15/23	3,265	2,975
General Motors Corp.	8.375%	7/15/33	12,020	10,968

				20,715

Beverages — 0.1%
Constellation Brands Inc.	7.250%	9/1/16	845	824

Building Products — 1.5%
Associated Materials Inc.	9.750%	4/15/12	1,140	1,191
Associated Materials Inc.	0.000%	3/1/14	6,575	4,898	C
Nortek Inc.	8.500%	9/1/14	1,955	1,862
NTK Holdings Inc.	0.000%	3/1/14	6,995	5,072	C

				13,023

Capital Markets — 0.3%
E*Trade Financial Corp.	7.375%	9/15/13	1,850	1,878
E*Trade Financial Corp.	7.875%	12/1/15	987	1,027

				2,905

Chemicals — 1.3%
ARCO Chemical Co.	9.800%	2/1/20	80	87
Equistar Chemicals LP	10.625%	5/1/11	46	48
Georgia Gulf Corp.	9.500%	10/15/14	4,560	4,537

1

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Chemicals — Continued
Huntsman International LLC	7.875%	11/15/14	$1,995	$2,137
Lyondell Chemical Co.	10.500%	6/1/13	1,445	1,561
Lyondell Chemical Co.	8.000%	9/15/14	875	899
Lyondell Chemical Co.	8.250%	9/15/16	720	752
Westlake Chemical Corp.	6.625%	1/15/16	972	921

				10,942

Commercial Services and Supplies — 1.1%
Allied Security Escrow Corp.	11.375%	7/15/11	6,430	6,462
Allied Waste North American Inc.	6.875%	6/1/17	1,246	1,205
Rental Service Corp.	9.500%	12/1/14	2,140	2,183	A

				9,850

Consumer Finance — 3.7%
AmeriCredit Corp.	8.500%	7/1/15	2,690	2,710	A
Ford Motor Credit Co.	8.625%	11/1/10	1,310	1,331
Ford Motor Credit Co.	9.875%	8/10/11	2,800	2,939
Ford Motor Credit Co.	8.105%	1/13/12	5,835	5,820	D
Ford Motor Credit Co.	7.000%	10/1/13	3,000	2,779
Ford Motor Credit Co.	8.000%	12/15/16	1,690	1,619
GMAC LLC	6.875%	8/28/12	1,500	1,466
GMAC LLC	8.000%	11/1/31	13,460	13,764

				32,428

Containers and Packaging — 2.7%
Graham Packaging Co. Inc.	9.875%	10/15/14	5,216	5,275
Graphic Packaging International Corp.	9.500%	8/15/13	5,320	5,526
Greif Inc.	6.750%	2/1/17	3,850	3,763
Owens-Brockway Glass Container Inc.	8.750%	11/15/12	1,790	1,871
Plastipak Holdings Inc.	8.500%	12/15/15	2,810	2,908	A
Smurfit-Stone Container Enterprises Inc.	8.000%	3/15/17	3,905	3,788

				23,131

Distributors — 0.4%
Keystone Automotive Operations Inc.	9.750%	11/1/13	3,730	3,245

Diversified Consumer Services — 1.1%
Education Management LLC	8.750%	6/1/14	1,840	1,886
Education Management LLC	10.250%	6/1/16	4,830	5,084
Service Corp. International	7.875%	2/1/13	270	275
Service Corp. International	6.750%	4/1/16	515	488
Service Corp. International	7.625%	10/1/18	535	542
Service Corp. International	7.500%	4/1/27	1,470	1,385	A

				9,660

Diversified Financial Services — 4.0%
AAC Group Holding Corp.	0.000%	10/1/12	5,510	4,959	C
CCM Merger Inc.	8.000%	8/1/13	3,240	3,224	A
DI Finance LLC	9.500%	2/15/13	6,650	7,074
GrafTech Finance Inc.	10.250%	2/15/12	939	983
Milacron Escrow Corp.	11.500%	5/15/11	5,858	5,668
Rainbow National Services LLC	8.750%	9/1/12	1,373	1,428	A

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
Standard Aero Holdings Inc.	8.250%	9/1/14	$4,240	$4,515
The Williams Cos. Inc. Credit Linked Certificate Trust	8.606%	5/1/09	400	414	A,D
Vanguard Health Holding Co. I LLC	0.000%	10/1/15	486	396	C
Vanguard Health Holding Co. II LLC	9.000%	10/1/14	6,324	6,261

				34,922

Diversified Telecommunication Services — 3.8%
Cincinnati Bell Inc.	7.000%	2/15/15	2,102	2,060
Cincinnati Bell Inc.	6.300%	12/1/28	3,100	2,759
Citizens Communications Co.	7.125%	3/15/19	925	874
Citizens Communications Co.	7.875%	1/15/27	2,890	2,811
Citizens Communications Co.	7.050%	10/1/46	360	295
Hawaiian Telcom Communications Inc.	12.500%	5/1/15	770	874
Intelsat Corp.	9.000%	6/15/16	660	691
Level 3 Financing Inc.	9.250%	11/1/14	2,230	2,252
Level 3 Financing Inc.	9.150%	2/15/15	3,220	3,220	A,D
MetroPCS Wireless Inc.	9.250%	11/1/14	110	114	A
MetroPCS Wireless Inc.	9.250%	11/1/14	1,110	1,146	A
NTL Cable PLC	8.750%	4/15/14	260	268
PAETEC Holding Corp.	9.500%	7/15/15	2,170	2,199	A
Qwest Communications International Inc.	8.860%	2/15/09	480	485	D
Qwest Communications International Inc.	7.250%	2/15/11	2,652	2,672
Qwest Communications International Inc.	7.500%	2/15/14	3,102	3,141
Qwest Corp.	7.875%	9/1/11	255	266
Qwest Corp.	7.500%	10/1/14	1,780	1,824
Windstream Corp.	8.625%	8/1/16	4,650	4,917

				32,868

Electric Utilities — 1.6%
Edison Mission Energy	7.750%	6/15/16	1,960	1,950
Edison Mission Energy	7.200%	5/15/19	1,220	1,147	A
Edison Mission Energy	7.625%	5/15/27	1,310	1,238	A
Elwood Energy LLC	8.159%	7/5/26	2,651	2,784
IPALCO Enterprises Inc.	8.625%	11/14/11	180	193
Midwest Generation LLC	8.560%	1/2/16	1,983	2,114
Orion Power Holdings Inc.	12.000%	5/1/10	3,870	4,373

				13,799

Electrical Equipment — 0.1%
Belden CDT Inc.	7.000%	3/15/17	545	537	A

Energy Equipment and Services — 0.5%
Gulfmark Offshore Inc.	7.750%	7/15/14	2,250	2,272
Pride International Inc.	7.375%	7/15/14	1,890	1,895

				4,167

Food and Staples Retailing — 0.3%
Delhaize America Inc.	9.000%	4/15/31	2,383	2,879

Food Products — 0.5%
Dole Food Co. Inc.	7.250%	6/15/10	4,220	4,072

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Food Products — Continued
Dole Food Co. Inc.	8.750%	7/15/13	$180	$176

				4,248

Gas Utilities — 1.0%
Southern Natural Gas Co.	8.000%	3/1/32	2,250	2,552
Suburban Propane Partners LP	6.875%	12/15/13	6,260	6,041

				8,593

Health Care Equipment and Supplies — 0.4%
Advanced Medical Optics Inc.	7.500%	5/1/17	1,880	1,777	A
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	1,767	1,776
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	150	155

				3,708

Health Care Providers and Services — 4.9%
Community Health Systems Inc.	8.875%	7/15/15	6,930	7,025	A
DaVita Inc.	6.625%	3/15/13	145	142
DaVita Inc.	7.250%	3/15/15	5,000	4,937
HCA Inc.	9.000%	12/15/14	56	57
HCA Inc.	6.500%	2/15/16	2,450	2,073
HCA Inc.	9.250%	11/15/16	2,200	2,343	A
HCA Inc.	9.625%	11/15/16	6,600	7,095	A,E
HCA Inc.	7.690%	6/15/25	1,850	1,609
IASIS Healthcare LLC	8.750%	6/15/14	160	160
Tenet Healthcare Corp.	9.875%	7/1/14	5,510	5,455
Tenet Healthcare Corp.	9.250%	2/1/15	1,830	1,738
Triad Hospitals Inc.	7.000%	11/15/13	4,385	4,610
U.S. Oncology Holdings Inc.	9.797%	3/15/12	3,970	3,901	A,D,E
Universal Hospital Services Inc.	8.500%	6/1/15	840	832	A,E
Universal Hospital Services Inc.	8.759%	6/1/15	870	870	A,D

				42,847

Hotels, Restaurants and Leisure — 5.7%
Boyd Gaming Corp.	7.750%	12/15/12	80	82
Boyd Gaming Corp.	6.750%	4/15/14	495	485
Buffets Inc.	12.500%	11/1/14	3,930	3,763
Denny’s Holdings Inc.	10.000%	10/1/12	1,540	1,625
El Pollo Loco Inc.	11.750%	11/15/13	2,401	2,533
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	10.250%	6/15/15	1,840	1,812	A
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	5,370	5,759
Isle of Capri Casinos Inc.	7.000%	3/1/14	205	194
Las Vegas Sands Corp.	6.375%	2/15/15	180	171
Mandalay Resort Group	9.375%	2/15/10	58	61
MGM MIRAGE	8.500%	9/15/10	85	89
MGM MIRAGE	8.375%	2/1/11	1,750	1,789
MGM MIRAGE	7.500%	6/1/16	1,800	1,708
MGM MIRAGE	7.625%	1/15/17	4,050	3,853
OSI Restaurant Partners Inc.	10.000%	6/15/15	1,750	1,671	A
Pinnacle Entertainment Inc.	8.250%	3/15/12	2,835	2,920
Premier Entertainment Biloxi LLC	10.750%	2/1/12	5,020	5,221
River Rock Entertainment Authority	9.750%	11/1/11	4,008	4,208

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Hotels, Restaurants and Leisure — Continued
Sbarro Inc.	10.375%	2/1/15	$2,145	$2,089
Snoqualmie Entertainment Authority	9.150%	2/1/14	3,000	3,030	A,D
Station Casinos Inc.	6.000%	4/1/12	490	461
Station Casinos Inc.	7.750%	8/15/16	2,645	2,619
Station Casinos Inc.	6.625%	3/15/18	1,135	976
The Choctaw Resort Development Enterprise	7.250%	11/15/19	267	263	A
Turning Stone Casino Resort Enterprise	9.125%	9/15/14	1,700	1,730	A

				49,112

Household Durables — 2.2%
American Greetings Corp.	7.375%	6/1/16	260	262
Interface Inc.	10.375%	2/1/10	5,409	5,815
Jarden Corp.	7.500%	5/1/17	3,065	3,027
K Hovnanian Enterprises Inc.	6.250%	1/15/16	2,245	1,908
K Hovnanian Enterprises Inc.	7.500%	5/15/16	1,400	1,274
K Hovnanian Enterprises Inc.	8.625%	1/15/17	250	240
Norcraft Cos.	9.000%	11/1/11	4,550	4,698
Norcraft Holdings LP	0.000%	9/1/12	1,780	1,629	C

				18,853

Household Products — 0.8%
American Achievement Corp.	8.250%	4/1/12	930	937
Nutro Products Inc.	9.370%	10/15/13	795	839	A,D
Nutro Products Inc.	10.750%	4/15/14	2,475	2,876	A
Visant Holding Corp.	8.750%	12/1/13	1,230	1,279
Yankee Acquisition Corp.	9.750%	2/15/17	1,070	1,036

				6,967

Independent Power Producers and Energy Traders — 3.5%
Dynegy Holdings Inc.	7.750%	6/1/19	6,510	6,054	A
Mirant Americas Generation LLC	8.300%	5/1/11	1,620	1,673
Mirant Mid Atlantic LLC	9.125%	6/30/17	1,337	1,511
Mirant Mid Atlantic LLC	10.060%	12/30/28	604	725
Mirant North America LLC	7.375%	12/31/13	3,570	3,650
NRG Energy Inc.	7.250%	2/1/14	275	276
NRG Energy Inc.	7.375%	2/1/16	8,175	8,196
NRG Energy Inc.	7.375%	1/15/17	3,045	3,056
The AES Corp.	8.750%	5/15/13	1,849	1,951	A
The AES Corp.	7.750%	3/1/14	1,275	1,278
The AES Corp.	9.000%	5/15/15	1,535	1,625	A
TXU Corp.	6.500%	11/15/24	820	678

				30,673

Insurance — 0.1%
Crum and Forster Holdings Corp.	7.750%	5/1/17	990	968	A

Internet and Catalog Retail — 0.2%
FTD Inc.	7.750%	2/15/14	1,900	1,881

IT Services — 0.8%
SunGard Data Systems Inc.	9.125%	8/15/13	210	215

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
IT Services — Continued
SunGard Data Systems Inc.	10.250%	8/15/15	$6,075	$6,424

				6,639

Machinery — 0.1%
American Railcar Industries Inc.	7.500%	3/1/14	1,150	1,144

Media — 9.8%
Affinion Group Inc.	10.125%	10/15/13	4,285	4,574
Affinion Group Inc.	11.500%	10/15/15	2,010	2,171
AMC Entertainment Inc	8.000%	3/1/14	460	451
AMC Entertainment Inc.	11.000%	2/1/16	5,490	6,066
Cablevision Systems Corp.	8.000%	4/15/12	1,880	1,857
CCH I Holdings LLC	11.750%	5/15/14	7,990	7,850
CCH I Holdings LLC	12.125%	1/15/15	1,000	1,010
CCH I Holdings LLC	11.000%	10/1/15	7,084	7,394
CCH II Holdings LLC	10.250%	9/15/10	3,450	3,605
CCO Holdings LLP	8.750%	11/15/13	300	305
Charter Communications Holdings LLC	11.750%	5/15/11	885	903
Charter Communications Holdings LLC	12.125%	1/15/12	1,080	1,114
Charter Communications Operating LLC	8.375%	4/30/14	140	142	A
CMP Susquehanna Corp.	9.875%	5/15/14	3,785	3,785	A
CSC Holdings Inc.	8.125%	7/15/09	300	306
CSC Holdings Inc.	8.125%	8/15/09	290	296
CSC Holdings Inc.	7.625%	4/1/11	845	839
CSC Holdings Inc.	6.750%	4/15/12	3,865	3,672
EchoStar DBS Corp.	7.000%	10/1/13	3,440	3,388
EchoStar DBS Corp.	6.625%	10/1/14	195	186
EchoStar DBS Corp.	7.125%	2/1/16	1,325	1,295
Idearc Inc.	8.000%	11/15/16	3,260	3,293
ION Media Networks Inc.	8.606%	1/15/12	1,760	1,782	A,D
Lamar Media Corp.	6.625%	8/15/15	1,295	1,227
PGS Solutions Inc.	9.625%	2/15/15	2,280	2,305	A
PRIMEDIA Inc.	8.875%	5/15/11	4,135	4,259
R.H. Donnelley Corp.	6.875%	1/15/13	5,295	5,017
R.H. Donnelley Corp.	6.875%	1/15/13	2,980	2,824
R.H. Donnelley Corp.	8.875%	1/15/16	240	250
Sinclair Broadcast Group Inc.	8.000%	3/15/12	616	634
TL Acquisitions Inc.	10.500%	1/15/15	3,850	3,827	A
TL Acquisitions Inc.	13.250%	7/15/15	2,910	2,257	A,C
Univision Communications Inc.	9.750%	3/15/15	1,775	1,753	A,E
WMG Acquisition Corp.	7.375%	4/15/14	2,995	2,785
XM Satellite Radio Inc.	9.856%	5/1/13	625	603	D
XM Satellite Radio Inc.	9.750%	5/1/14	1,475	1,446

				85,471

Metals and Mining — 3.6%
Chaparral Steel Co.	10.000%	7/15/13	3,120	3,405
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	11,870	12,671
Metals USA Holdings Corp.	11.356%	1/15/12	2,615	2,615	A,D,E
Metals USA Holdings Corp.	11.360%	7/1/12	2,420	2,227	A,D,E
Metals USA Inc.	11.125%	12/1/15	4,075	4,442
Noranda Aluminium Holding Corp.	11.146%	11/15/14	2,780	2,665	A,D,E

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Metals and Mining — Continued
Tube City IMS Corp.	9.750%	2/1/15	$2,810	$2,880	A

				30,905

Multiline Retail — 1.1%
Dollar General Corp.	10.625%	7/15/15	3,590	3,464	A
The Neiman-Marcus Group Inc.	9.000%	10/15/15	3,070	3,285	E
The Neiman-Marcus Group Inc.	10.375%	10/15/15	2,865	3,152

				9,901

Oil, Gas and Consumable Fuels — 11.2%
ANR Pipeline Inc.	9.625%	11/1/21	1,364	1,782
Belden and Blake Corp.	8.750%	7/15/12	7,820	8,015
Chesapeake Energy Corp.	6.375%	6/15/15	2,065	1,969
Chesapeake Energy Corp.	6.625%	1/15/16	245	236
Chesapeake Energy Corp.	6.500%	8/15/17	2,525	2,392
Chesapeake Energy Corp.	6.250%	1/15/18	2,345	2,190
Colorado Interstate Gas Co.	6.800%	11/15/15	1,145	1,178
Complete Production Services Inc.	8.000%	12/15/16	3,085	3,116	A
El Paso Corp.	7.750%	6/15/10	1,568	1,627
El Paso Corp.	8.050%	10/15/30	4,040	4,244
El Paso Corp.	7.800%	8/1/31	3,845	3,894
El Paso Natural Gas Co.	8.375%	6/15/32	1,600	1,876
Encore Acquisition Co.	6.250%	4/15/14	310	277
Encore Acquisition Co.	6.000%	7/15/15	1,030	909
Enterprise Products Operating LP	8.375%	8/1/66	3,460	3,693	C
Exco Resources Inc.	7.250%	1/15/11	4,653	4,630
International Coal Group Inc.	10.250%	7/15/14	2,860	2,957
Mariner Energy Inc.	7.500%	4/15/13	1,070	1,049
Mariner Energy Inc.	8.000%	5/15/17	1,340	1,330
Overseas Shipholding Group	8.250%	3/15/13	2,020	2,070
Parker Drilling Co.	9.625%	10/1/13	3,673	3,921
Petrohawk Energy Corp.	9.125%	7/15/13	1,775	1,877
Pogo Producing Co.	7.875%	5/1/13	120	122
Pogo Producing Co.	6.875%	10/1/17	3,075	3,052
Saint Acquisition Corp.	12.500%	5/15/17	6,080	5,746	A
SemGroup LP	8.750%	11/15/15	3,615	3,633	A
SESI LLC	6.875%	6/1/14	120	117
Stone Energy Corp.	8.250%	12/15/11	9,550	9,550
Stone Energy Corp.	6.750%	12/15/14	1,600	1,472
The Williams Cos. Inc.	7.500%	1/15/31	1,350	1,397
The Williams Cos. Inc.	8.750%	3/15/32	7,259	8,402
Transcontinental Gas Pipe Line Corp.	8.875%	7/15/12	1,060	1,187
VeraSun Energy Corp.	9.375%	6/1/17	3,895	3,622	A
W&T Offshore Inc.	8.250%	6/15/14	2,205	2,177	A
Whiting Petroleum Corp.	7.000%	2/1/14	2,200	2,068

				97,777

Paper and Forest Products — 1.6%
Appleton Papers Inc.	8.125%	6/15/11	565	582
Appleton Papers Inc.	9.750%	6/15/14	3,945	4,142
NewPage Corp.	10.000%	5/1/12	1,000	1,080
NewPage Corp.	11.606%	5/1/12	2,610	2,845	D

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Paper and Forest Products — Continued
NewPage Corp.	12.000%	5/1/13	$1,215	$1,327
Verso Paper Holdings LLC	9.125%	8/1/14	1,575	1,626	A
Verso Paper Holdings LLC	11.375%	8/1/16	1,920	2,050	A

				13,652

Personal Products — 0.1%
Playtex Products Inc.	9.375%	6/1/11	1,030	1,058

Pharmaceuticals — 0.7%
Leiner Health Products Inc.	11.000%	6/1/12	6,825	6,450

Real Estate Investment Trusts (REITs) — 0.4%
Ventas Inc.	8.750%	5/1/09	1,616	1,691
Ventas Inc.	9.000%	5/1/12	762	833
Ventas Inc.	6.750%	4/1/17	685	676

				3,200

Real Estate Management and Development — 1.3%
Ashton Woods USA LLC	9.500%	10/1/15	2,005	1,855
Forest City Enterprises Inc.	7.625%	6/1/15	455	458
Forest City Enterprises Inc.	6.500%	2/1/17	2,010	1,904
Kimball Hill Inc.	10.500%	12/15/12	890	810
Realogy Corp.	12.375%	4/15/15	7,020	6,406	A

				11,433

Road and Rail — 1.5%
Hertz Corp.	8.875%	1/1/14	1,860	1,939
Hertz Corp.	10.500%	1/1/16	5,070	5,602
Horizon Lines LLC	9.000%	11/1/12	2,656	2,809
Kansas City Southern Railway	7.500%	6/15/09	2,600	2,581

				12,931

Semiconductors and Semiconductor Equipment — 0.3%
Freescale Semiconductor Inc.	8.875%	12/15/14	3,085	2,946	A

Software — 0.4%
Activant Solutions Inc.	9.500%	5/1/16	3,545	3,483

Specialty Retail — 0.6%
AutoNation Inc.	7.356%	4/15/13	2,010	2,005	D
Blockbuster Inc.	9.000%	9/1/12	2,895	2,678
Eye Care Centers of America Inc.	10.750%	2/15/15	450	496

				5,179

Textiles, Apparel and Luxury Goods — 0.9%
Levi Strauss and Co.	9.750%	1/15/15	3,210	3,435
Levi Strauss and Co.	8.875%	4/1/16	2,275	2,332
Oxford Industries Inc.	8.875%	6/1/11	1,504	1,553
Simmons Co.	0.000%	12/15/14	855	718	C

				8,038

Tobacco — 0.5%
Alliance One International Inc.	8.500%	5/15/12	1,860	1,902	A
Alliance One International Inc.	11.000%	5/15/12	620	680

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Tobacco — Continued
Reynolds American Inc.	6.500%	7/15/10	$1,330	$1,352

				3,934

Trading Companies and Distributors — 1.2%
Ashtead Capital Inc.	9.000%	8/15/16	2,937	3,077	A
H&E Equipment Services Inc.	8.375%	7/15/16	2,490	2,614
Penhall International Corp.	12.000%	8/1/14	4,585	4,952	A

				10,643

Transportation Infrastructure — 0.9%
H-Lines Finance Holding Corp.	0.000%	4/1/13	1,671	1,638	C
Hawker Beechcraft Acquisition Co.	8.875%	4/1/15	2,910	2,997	A,E
Hawker Beechcraft Acquisition Co.	9.750%	4/1/17	3,120	3,260	A

				7,895

Wireless Telecommunication Services — 0.8%
Rural Cellular Corp.	9.875%	2/1/10	1,450	1,515
Rural Cellular Corp.	8.250%	3/15/12	2,515	2,572
Rural Cellular Corp.	8.360%	6/1/13	2,490	2,477	A,D

				6,564

Total Corporate Bonds and Notes (Cost — $737,213)				737,893

Mortgage-Backed Securities — 0.1%
Fixed Rate Securities — N.M.
Ocwen Residential Mortgage Corp. 1998-R1	7.000%	10/25/40	350	28	F
Variable Rate SecuritiesG — 0.1%
BlackRock Capital Finance LP 1996-R1	9.533%	9/25/26	833	584

Total Mortgage-Backed Securities (Cost — $803)				612

U.S. Government and Agency Obligations — 1.0%
Fixed Rate Securities — 1.0%
United States Treasury Notes	4.750%	5/31/12	8,470	8,404

Total U.S. Government and Agency Obligations (Cost — $8,428)				8,404

Yankee BondsH — 10.9%
Chemicals — 0.8%
Methanex Corp.	8.750%	8/15/12	2,312	2,543
Montell Finance Co. BV	8.100%	3/15/27	4,600	4,186	A

				6,729

Commercial Banks — 0.3%
ATF Capital BV	9.250%	2/21/14	800	852	A
TuranAlem Finance BV	8.250%	1/22/37	1,510	1,454	A

				2,306

Containers and Packaging — 0.4%
Smurfit Capital Funding PLC	7.500%	11/20/25	1,325	1,335

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Containers and Packaging — Continued
Smurfit Kappa Funding PLC	7.750%	4/1/15	$1,885	$1,887

				3,222

Diversified Financial Services — 0.9%
Basell AF SCA	8.375%	8/15/15	2,330	2,231	A
JPMorgan Chase	0.000%	11/8/07	3,585	3,504	A,I,J
Petroplus Finance Ltd.	6.750%	5/1/14	1,020	982	A
Petroplus Finance Ltd.	7.000%	5/1/17	1,640	1,578	A

				8,295

Diversified Telecommunication Services — 2.4%
Intelsat Bermuda Ltd.	9.250%	6/15/16	2,385	2,534
Intelsat Bermuda Ltd.	11.250%	6/15/16	6,585	7,375
Nordic Telephone Co. Holdings ApS	8.875%	5/1/16	3,160	3,350	A
NTL Cable PLC	9.125%	8/15/16	4,630	4,850
Wind Acquisition Finance SA	10.750%	12/1/15	2,605	2,989	A

				21,098

Energy Equipment and Services — 0.2%
Compagnie Generale de Geophysique-Veritas	7.500%	5/15/15	1,870	1,870

Foreign Government — 1.0%
Federative Republic of Brazil	8.000%	1/15/18	240	264
Federative Republic of Brazil	11.000%	8/17/40	1,897	2,488
Russian Federation	7.500%	3/31/30	5,612	6,181	A

				8,933

Independent Power Producers and Energy Traders — 0.2%
AES China Generating Co. Ltd.	8.250%	6/26/10	1,540	1,539

Media — 0.7%
Quebecor Media Inc.	7.750%	3/15/16	3,650	3,705
Rogers Cable Inc.	6.750%	3/15/15	2,150	2,217

				5,922

Metals and Mining — 0.6%
Novelis Inc.	7.250%	2/15/15	4,820	4,947

Oil, Gas and Consumable Fuels — 1.1%
Corral Finans AB	6.855%	4/15/10	2,650	2,637	A,D,E
OPTI Canada Inc.	7.875%	12/15/14	640	640	A
OPTI Canada Inc.	8.250%	12/15/14	1,380	1,400	A
Teekay Shipping Corp.	8.875%	7/15/11	1,362	1,444
Western Oil Sands Inc.	8.375%	5/1/12	3,285	3,593

				9,714

Paper and Forest Products — 0.7%
Abitibi-Consolidated Co. of Canada	6.000%	6/20/13	2,110	1,746
Abitibi-Consolidated Co. of Canada	8.375%	4/1/15	270	236
Abitibi-Consolidated Inc.	8.550%	8/1/10	895	855
Abitibi-Consolidated Inc.	7.400%	4/1/18	2,600	2,106
Ainsworth Lumber Co., Ltd.	7.250%	10/1/12	1,125	866

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Paper and Forest Products — Continued
Ainsworth Lumber Co., Ltd.	6.750%	3/15/14	$515		$383

					6,192

Road and Rail — 0.5%
Grupo Transportacion Ferroviaria Mexicana SA de CV	9.375%	5/1/12	2,185		2,338
Grupo Transportacion Ferroviaria Mexicana SA de CV	7.625%	12/1/13	540		539	A
Grupo Transportacion Ferroviaria Mexicana SA de CV	7.375%	6/1/14	1,380		1,369	A

					4,246

Semiconductors and Semiconductor Equipment — 0.3%
NXP BV/NXP Funding LLC	7.875%	10/15/14	1,525		1,502
NXP BV/NXP Funding LLC	9.500%	10/15/15	1,330		1,310

					2,812

Wireless Telecommunication Services — 0.8%
Rogers Wireless Inc.	7.250%	12/15/12	1,060		1,119
True Move Co. Ltd.	10.750%	12/16/13	4,990		5,290	A
True Move Co. Ltd.	10.750%	12/16/13	700		743

					7,152

Total Yankee Bonds (Cost — $94,196)					94,977

Common Stocks and Equity Interests — N.M.
Washington Group International Inc.			1	SHS	56	K

Total Common Stocks and Equity Interests (Cost — $—)L					56

Preferred Stocks — 0.3%
Chesapeake Energy Corp.	6.250%		4		1,125	B
ION Media Networks Inc.	14.250%		0.1		1,280	E

Total Preferred Stocks (Cost — $2,059)					2,405

Warrants — N.M.
Next Generation Network Inc.			3	wts	—	F,K,L

Total Warrants (Cost — $—)L					—	L

Total Long-Term Securities (Cost — $842,699)					844,347

Short-Term Securities — 3.7%
Repurchase Agreement — 3.7%
Goldman, Sachs & Company 5.25%, dated 6/29/07, to be repurchased at $32,610 on 7/2/07 (Collateral: 33,375 Federal Home Loan Bank, 4.63%, due 2/18/11, value 33,250)			$32,596		32,596

Total Short-Term Securities (Cost — $32,596)					32,596

Total Investments — 100.8% (Cost — $875,295)M					876,943
Other Assets Less Liabilities — (0.8)%					(6,993)

Net Assets — 100.0%					$869,950

N.M.	Not Meaningful.
A	Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 21.85% of net assets.
B	Convertible Security—Security may be converted into the issuer’s common stock.
C	Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
D	Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2007.
E	Pay-in-Kind (“PIK”) security—A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
G	The coupon rates shown on variable rate securities are the rates at June 30, 2007. These rates vary with the weighted average coupon of the underlying loans.
H	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
I	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
J	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
K	Non-income producing.
L	Amount represents less than $1.
M	Aggregate cost for federal income tax purpose is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$13,778
Gross unrealized depreciation	(12,130)

Net unrealized appreciation/(depreciation)	$1,648

Portfolio of Investments

Western Asset Inflation Indexed Plus Bond Portfolio

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par†	Value
Long-Term Securities — 95.3%
Corporate Bonds and Notes — 0.7%
Diversified Financial Services — 0.4%
J.P. Morgan and Co. Inc.	2.991%	2/15/12	$2,690	$2,781	A

Oil, Gas and Consumable Fuels — 0.3%
The Williams Cos. Inc.	8.750%	3/15/32	1,900	2,199

Total Corporate Bonds and Notes (Cost — $4,910)				4,980

Asset-Backed Securities — 0.2%
Indexed SecuritiesA — 0.2%
Bear Stearns Asset Backed Securities Inc. 2003-ABF1	5.690%	2/25/34	181	182
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4	6.060%	10/25/32	193	193
Countrywide Asset-Backed Certificates 2002-1	5.880%	8/25/32	48	48
EMC Mortgage Loan Trust 2003-B	5.870%	11/25/41	498	500	B
GSRPM Mortgage Loan Trust 2003-2	6.020%	6/25/33	350	352
Residential Asset Mortgage Products Inc. 2003-RS2	5.660%	3/25/33	61	61

Total Asset-Backed Securities (Cost — $1,332)				1,336

Mortgage-Backed Securities — 0.2%
Indexed SecuritiesA — 0.2%
Credit Suisse First Boston Mortgage Securities Corp. 2001-28	5.970%	11/25/31	571	575
Crusade Global Trust 2003-2	5.540%	9/18/34	858	859	C

Total Mortgage-Backed Securities (Cost — $1,430)				1,434

U.S. Government and Agency Obligations — 90.9%
Treasury Inflation-Protected SecuritiesD — 90.9%
United States Treasury Inflation-Protected Security	3.875%	1/15/09	56,135	57,029
United States Treasury Inflation-Protected Security	4.250%	1/15/10	13,793	14,315
United States Treasury Inflation-Protected Security	0.875%	4/15/10	56,076	53,255	E
United States Treasury Inflation-Protected Security	3.500%	1/15/11	29,166	30,007
United States Treasury Inflation-Protected Security	2.375%	4/15/11	19,302	19,091
United States Treasury Inflation-Protected Security	3.000%	7/15/12	26,595	27,110
United States Treasury Inflation-Protected Security	1.875%	7/15/13	35,474	34,028
United States Treasury Inflation-Protected Security	2.000%	1/15/14	31,560	30,329
United States Treasury Inflation-Protected Security	2.000%	7/15/14	21,794	20,920
United States Treasury Inflation-Protected Security	1.625%	1/15/15	26,049	24,213
United States Treasury Inflation-Protected Security	1.875%	7/15/15	34,281	32,395
United States Treasury Inflation-Protected Security	2.000%	1/15/16	22,363	21,233
United States Treasury Inflation-Protected Security	2.500%	7/15/16	25,151	24,870
United States Treasury Inflation-Protected Security	2.375%	1/15/17	16,108	15,727
United States Treasury Inflation-Protected Security	2.375%	1/15/25	44,634	42,919
United States Treasury Inflation-Protected Security	2.000%	1/15/26	49,537	44,870
United States Treasury Inflation-Protected Security	2.375%	1/15/27	5,359	5,146
United States Treasury Inflation-Protected Security	3.625%	4/15/28	38,316	44,389
United States Treasury Inflation-Protected Security	3.875%	4/15/29	51,788	62,526

1

	Rate	Maturity Date	Par†		Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Total U.S. Government and Agency Obligations (Cost — $622,260)					604,372

Yankee BondsC — 2.2%
Commercial Banks — 1.0%
Glitnir Banki Hf	6.693%	6/15/16	$1,760		$1,813	B,F
Kaupthing Bank Hf	7.125%	5/19/16	2,940		3,106	B
RSHB Capital SA	6.299%	5/15/17	1,500		1,468	B

					6,387

Foreign Government — 1.0%
Federative Republic of Brazil	8.875%	4/15/24	180		224
Federative Republic of Brazil	10.125%	5/15/27	310		437
Federative Republic of Brazil	11.000%	8/17/40	983		1,289
Republic of Colombia	7.375%	9/18/37	410		455
Republic of Panama	7.125%	1/29/26	697		742
Russian Federation	7.500%	3/31/30	3,354		3,695	B,F

					6,842

Metals and Mining — 0.2%
Vale Overseas Ltd.	6.875%	11/21/36	1,463		1,471

Total Yankee Bonds (Cost — $14,129)					14,700

Foreign Government Obligations — 1.1%
Canadian Real Return Bond	3.000%	12/1/36	959	CAD	1,083	G
Federative Republic of Brazil	6.000%	5/15/45	4	BRL	3,039	G
Kingdom of Sweden Inflation-Protected Notes	3.500%	12/1/28	14,480	SEK	2,964	G

Total Foreign Government Obligations (Cost — $6,271)					7,086

Total Long-Term Securities (Cost — $650,332)					633,908

Investment of Collateral From Securities Lending — 12.8%
State Street Navigator Securities Lending Prime Portfolio			85,25	6 SHS	85,256

Total Investment of Collateral From Securities Lending (Cost — $85,256)					85,256

Short-Term Securities — 1.9%
Repurchase Agreement — 1.9%
Nomura Securities International, Inc. 5.24%, dated 6/29/07, to be repurchased at $12,376 on 7/2/07 (Collateral: $450 Fannie Mae notes, 5.50%, due 3/15/11, value $459; $12,275 Freddie Mac notes, 3.63%, due 9/15/08, value $12,168)			12,371		12,371

Total Short-Term Securities (Cost — $12,371)					12,371

Total Investments — 110.0% (Cost — $747,959)H					731,535
Obligation to Return Collateral For Securities Loaned — (12.8)%					(85,256)
Other Assets Less Liabilities — 2.8%					18,880

Net Assets — 100.0%					$665,159

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedI
Bundesobligations Futures	September 2007	75	(97)
Eurodollar Futures	September 2007	248	(166)
Eurodollar Futures	March 2008	105	(92)
U.S. Treasury Bond Futures	September 2007	28	29
U.S. Treasury Note Futures	September 2007	105	(100)
U.S. Treasury Note Futures	September 2007	81	(55)

			$(481)

		Contract to
Counterparty	Settlement Date	Receive		Deliver		Unrealized Gain/(Loss)
UBS AG London	8/8/07	CAD	6,432	USD	5,787	308
Morgan Stanley London	8/8/07	EUR	2,834	USD	3,858	(16)
Credit Suisse First Boston	8/8/07	JPY	278,245	USD	2,372	(101)
Deutsche Bank AG London	8/8/07	JPY	564,264	USD	4,828	(223)
Citibank NA	8/8/07	USD	1,799	EUR	1,320	9
Credit Suisse First Boston	8/8/07	USD	5,456	CAD	6,100	(297)
Credit Suisse First Boston	8/8/07	USD	2,436	EUR	1,792	7
Deutsche Bank AG London	8/8/07	USD	7,306	CAD	8,166	(396)
Deutsche Bank AG London	8/8/07	USD	1,906	SEK	12,850	24
UBS AG London	8/8/07	USD	866	SEK	5,837	11

						$(674)

A	Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2007.
B	Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 1.59% of net assets.
C	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
D	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
E	All or a portion of this security is collateral to cover futures and options contracts written.
F	Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
G	Inflation-Protected Security—Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
H	Aggregate cost for federal income tax purpose is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$2,660
Gross unrealized depreciation	(19,084)

Net unrealized appreciation/(depreciation)	$(16,424)

I	Futures are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
JPY	— Japanese Yen
SEK	— Swedish Krona
USD	— United States Dollar

Portfolio of Investments

Western Asset Intermediate Bond Portfolio

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 81.6%
Corporate Bonds and Notes — 30.1%
Aerospace and Defense — 0.2%
United Technologies Corp.	6.350%	3/1/11	$1,037	$1,067

Airlines — 0.6%
Continental Airlines Inc.	6.545%	8/2/20	1,010	1,028
Delta Air Lines Inc.	6.619%	9/18/12	1,323	1,328
US Airways Pass-Through Trust	6.850%	1/30/18	1,447	1,501

				3,857

Automobiles — 0.6%
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	2,050	2,117
Ford Motor Co.	7.450%	7/16/31	1,159	926	A
General Motors Corp.	8.375%	7/15/33	1,198	1,093

				4,136

Capital Markets — 2.1%
Lehman Brothers Holdings Capital Trust VII	5.857%	12/31/49	2,850	2,792	B
Merrill Lynch and Co. Inc.	5.576%	2/5/10	2,284	2,292	A,C
Morgan Stanley	5.550%	4/27/17	2,340	2,245
The Bear Stearns Cos. Inc.	4.550%	6/23/10	1,118	1,087
The Goldman Sachs Group Inc.	5.650%	6/28/10	5,494	5,525	C

				13,941

Chemicals — 0.7%
The Dow Chemical Co.	5.750%	12/15/08	616	617
The Dow Chemical Co.	5.970%	1/15/09	713	716
The Dow Chemical Co.	6.000%	10/1/12	3,450	3,486

				4,819

Commercial Banks — 1.8%
Comerica Capital Trust II	6.576%	2/20/37	960	898	A,B
SunTrust Capital VIII	6.100%	12/15/36	550	504	B
Wachovia Capital Trust III	5.800%	3/15/42	7,768	7,734	B
Wells Fargo Capital X	5.950%	12/15/36	3,020	2,817

				11,953

Commercial Services and Supplies — 0.9%
Waste Management Inc.	6.875%	5/15/09	2,285	2,337
Waste Management Inc.	7.375%	8/1/10	3,055	3,201

				5,538

Consumer Finance — 4.5%
American Express Co.	6.800%	9/1/66	3,860	3,980	B
Ford Motor Credit Co.	6.180%	9/28/07	7,730	7,729	C
Ford Motor Credit Co.	8.355%	11/2/07	251	253	A,C
Ford Motor Credit Co.	6.625%	6/16/08	9,148	9,142
GMAC LLC	6.125%	8/28/07	3,792	3,795	A
GMAC LLC	6.500%	9/23/08	995	995	C

1

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Consumer Finance — Continued
GMAC LLC	6.750%	12/1/14	$1,556	$1,490	A
Nelnet Inc.	7.400%	9/29/36	1,850	1,844	B

				29,228

Diversified Financial Services — 4.0%
AGFC Capital Trust I	6.000%	1/15/67	6,850	6,551	B,D
Capmark Financial Group Inc.	5.875%	5/10/12	2,500	2,467	D,E
Dryden Investor Trust	7.157%	7/23/08	961	978
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	2,500	2,458	B,D
HSBC Finance Corp.	5.607%	5/10/10	522	524	C
International Lease Finance Corp.	5.000%	4/15/10	4,262	4,212
National Rural Utilities Cooperative Finance Corp.	5.750%	12/1/08	559	562
Residential Capital Corp.	6.660%	11/21/08	5,130	5,144	C
Residential Capital Corp.	6.000%	2/22/11	1,286	1,244
TNK-BP Finance SA	6.125%	3/20/12	210	205	D
ZFS Finance USA Trust II	6.450%	12/15/65	2,060	1,998	B,D

				26,343

Diversified Telecommunication Services — 1.4%
AT&T Inc.	5.300%	11/15/10	3,226	3,211
Embarq Corp.	7.082%	6/1/16	1,880	1,891
Verizon Global Funding Corp.	7.250%	12/1/10	4,051	4,270

				9,372

Electric Utilities — 1.2%
Alabama Power Co.	5.550%	8/25/09	1,134	1,137	C
Duke Energy Corp.	6.250%	1/15/12	1,078	1,106
Duke Energy Corp.	5.625%	11/30/12	729	729
Exelon Corp.	6.750%	5/1/11	2,269	2,338
Niagara Mohawk Power Corp.	7.750%	10/1/08	1,742	1,786
TXU Energy Co.	7.000%	3/15/13	430	444

				7,540

Food and Staples Retailing — 0.3%
Safeway Inc.	6.500%	3/1/11	760	780
The Kroger Co.	6.200%	6/15/12	883	891

				1,671

Food Products — 0.3%
Pepsi Bottling Holdings Inc.	5.625%	2/17/09	1,978	1,985	D

Health Care Equipment and Supplies — 0.3%
Hospira Inc.	5.550%	3/30/12	1,700	1,685

Health Care Providers and Services — 0.8%
HCA Inc.	8.750%	9/1/10	822	858
Quest Diagnostics Inc.	7.500%	7/12/11	2,220	2,351
Universal Health Services Inc.	6.750%	11/15/11	1,720	1,760

				4,969

Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment Inc.	7.500%	9/1/09	802	820	A

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Independent Power Producers and Energy Traders — 0.4%
TXU Corp.	4.800%	11/15/09	$610	$594
TXU Corp.	5.550%	11/15/14	2,480	2,105

				2,699

Insurance — 0.2%
Merna Re	7.11%	7/1/12	1,300	1,300	C

IT Services — 0.4%
Electronic Data Systems Corp.	7.125%	10/15/09	2,625	2,701

Media — 2.1%
Clear Channel Communications Inc.	4.250%	5/15/09	3,347	3,235
Comcast Cable Communications Inc.	6.750%	1/30/11	4,303	4,454
Liberty Media LLC	7.875%	7/15/09	2,820	2,925
Time Warner Inc.	6.875%	5/1/12	1,288	1,344
Turner Broadcasting System Inc.	8.375%	7/1/13	1,483	1,657
Viacom Inc.	5.750%	4/30/11	410	409

				14,024

Multi-Utilities — 0.6%
CenterPoint Energy Inc.	5.875%	6/1/08	1,325	1,327
Dominion Resources Inc.	5.700%	9/17/12	1,596	1,597	A
MidAmerican Energy Holdings Co.	5.875%	10/1/12	827	834

				3,758

Multiline Retail — 0.5%
Federated Retail Holdings Inc.	5.350%	3/15/12	1,050	1,032
JC Penney Corp. Inc.	5.750%	2/15/18	610	589
May Department Stores Co.	5.750%	7/15/14	1,470	1,409	A

				3,030

Office Electronics — 0.3%
Xerox Corp.	5.500%	5/15/12	2,240	2,202

Oil, Gas and Consumable Fuels — 4.4%
Anadarko Petroleum Corp.	5.950%	9/15/16	3,200	3,125
Hess Corp.	6.650%	8/15/11	4,528	4,678
Kinder Morgan Energy Partners LP	7.500%	11/1/10	1,321	1,396	A
Kinder Morgan Energy Partners LP	6.750%	3/15/11	1,337	1,384	A
Kinder Morgan Energy Partners LP	6.000%	2/1/17	700	685
Occidental Petroleum Corp.	6.750%	1/15/12	1,310	1,378
Pemex Project Funding Master Trust	6.125%	8/15/08	319	321
Pemex Project Funding Master Trust	6.655%	6/15/10	4,603	4,723	C,D
Pemex Project Funding Master Trust	5.948%	12/3/12	1,075	1,089	C,D
Pemex Project Funding Master Trust	7.375%	12/15/14	178	193
Sonat Inc.	7.625%	7/15/11	3,954	4,107
The Williams Cos. Inc.	8.125%	3/15/12	1,540	1,634	A
XTO Energy Inc.	7.500%	4/15/12	859	924	A
XTO Energy Inc.	6.250%	4/15/13	1,645	1,681
XTO Energy Inc.	5.650%	4/1/16	1,612	1,565

				28,883

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Paper and Forest Products — 0.3%
Willamette Industries Inc.	7.125%	7/22/13	$1,839	$1,928

Thrifts and Mortgage Finance — 0.6%
Residential Capital Corp.	6.457%	4/17/09	1,300	1,298	C
Washington Mutual Inc.	4.200%	1/15/10	2,423	2,348

				3,646

Tobacco — 0.1%
Altria Group Inc.	5.625%	11/4/08	550	550
Altria Group Inc.	7.000%	11/4/13	340	361

				911

Wireless Telecommunication Services — 0.4%
Sprint Capital Corp.	8.375%	3/15/12	2,669	2,908

Total Corporate Bonds and Notes (Cost — $199,089)				196,914

Asset-Backed Securities — 0.9%
Fixed Rate Securities — 0.5%
ABFS Mortgage Loan Trust 2002-3	4.263%	9/15/33	156	151	B
Conseco Finance Securitizations Corp. 2000-4	8.310%	5/1/32	648	530
Green Tree Financial Corp. 1994-6	8.900%	1/15/20	1,220	1,224
Mego Mortgage Home Loan Trust 1996-2	7.275%	8/25/17	7	7
UCFC Home Equity Loan 1998-D	6.905%	4/15/30	1,085	1,083

				2,995

Indexed SecuritiesC — 0.4%
AFC Home Equity Loan Trust 2003-3	5.670%	10/25/30	856	857	D
AMRESCO Residential Securities Mortgage Loan Trust 1998-2	6.145%	6/25/28	53	53
Countrywide Asset-Backed Certificates 2002-BC1	5.980%	4/25/32	446	446
Indymac Home Equity Loan Asset-Backed Trust 2001-A	5.580%	3/25/31	297	298
MSDWCC Heloc Trust 2003-1	5.590%	11/25/15	734	735
Residential Asset Securities Corp. 2003-KS1	6.060%	1/25/33	215	216

				2,605

Stripped Securities — N.M.
ACA CDS 2002-1 Ltd.	2.742%	7/15/08	6,158	135	F1
Oakwood Mortgage Investors Inc. 2001-C	6.000%	5/15/08	2,771	135	F1

				270

Total Asset-Backed Securities (Cost — $6,023)				5,870

Mortgage-Backed Securities — 5.9%
Fixed Rate Securities — 1.9%
Asset Securitization Corp. 1996-D2 A1	6.920%	2/14/29	1	1
Fannie Mae Grantor Trust 2002-T3	5.763%	12/25/11	3,103	3,151
GMAC Commercial Mortgage Securities Inc. 1998-C1 A2	6.700%	5/15/30	426	427
Prime Mortgage Trust 2006-DR1 2A2	6.000%	11/25/36	1,034	1,016	D
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	3,175	3,016

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Virginia Housing Development Mortgage Bonds Pass-Through Certificates 2006	6.000%	6/25/34	$4,864	$4,794

				12,405

Indexed SecuritiesC — 2.2%
Countrywide Home Loans 2003-49	3.697%	10/25/33	769	756
First Horizon Mortgage Pass-Through Trust 2003-AR2 2A1	4.744%	7/25/33	1,875	1,868
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1	5.042%	9/19/35	1,505	1,487
MASTR Adjustable Rate Mortgages Trust 2004-13	3.787%	11/21/34	6,815	6,677
Wells Fargo Mortgage-Backed Securities Trust 2004-S	3.539%	9/25/34	3,525	3,414

				14,202

Variable Rate SecuritiesG — 1.8%
Banc of America Funding Corp. 2005-B	5.088%	4/25/35	2,143	2,121
Bear Stearns Alt-A Trust 2005-2	4.723%	4/25/35	1,619	1,595
Citigroup Mortgage Loan Trust Inc. 2005-8 1A1A	5.303%	10/25/35	1,847	1,828
Countrywide Home Loans 2004-20	7.442%	9/25/34	996	1,016
Merrill Lynch Mortgage Investors Inc. 2005-A2	4.489%	2/25/35	1,631	1,600
MLCC Mortgage Investors Inc. 2005-1 2A1	4.966%	4/25/35	814	805
MLCC Mortgage Investors Inc. 2005-1 2A2	4.966%	4/25/35	2,534	2,506
WaMu Mortgage Pass-Through Certificates 2004-AR11	4.556%	10/25/34	373	368

				11,839

Total Mortgage-Backed Securities (Cost — $38,828)				38,446

U.S. Government and Agency Obligations — 16.7%
Fixed Rate Securities — 12.9%
Fannie Mae	6.625%	9/15/09	870	895	A
Fannie Mae	7.250%	1/15/10	162	170	A
Fannie Mae	6.250%	2/1/11	5,890	6,087	A
Fannie Mae	4.625%	5/1/13	235	225
Fannie Mae	4.625%	10/15/13	5,600	5,381	A
Fannie Mae	5.125%	1/2/14	1,053	1,029	A
Farmer Mac	4.250%	7/29/08	1,005	994
Farmer Mac	4.875%	4/4/12	2,561	2,518
Farmer Mac	5.125%	4/19/17	2,800	2,699	D
Federal Home Loan Bank	5.800%	3/30/09	485	490
Federal Home Loan Bank	5.375%	10/30/09	2,000	1,998
Federal Home Loan Bank	5.500%	7/15/36	180	177	A
Freddie Mac	4.750%	1/18/11	5,899	5,813	A
Tennessee Valley Authority	5.625%	1/18/11	373	378
Tennessee Valley Authority	6.790%	5/23/12	2,747	2,920
Tennessee Valley Authority	5.980%	4/1/36	70	74
United States Treasury Notes	4.375%	1/31/08	81	81	A
United States Treasury Notes	3.375%	2/15/08	105	104	A
United States Treasury Notes	3.750%	5/15/08	19,642	19,427	A
United States Treasury Notes	3.875%	5/15/09	8,366	8,213	A
United States Treasury Notes	4.500%	5/15/10	4,990	4,938	A
United States Treasury Notes	3.875%	9/15/10	5,956	5,778	A
United States Treasury Notes	4.750%	3/31/11	1,118	1,112	A
United States Treasury Notes	5.125%	6/30/11	2,650	2,670	A

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Fixed Rate Securities — Continued
United States Treasury Notes	4.500%	9/30/11	$1,890	$1,859	A
United States Treasury Notes	4.500%	11/30/11	4,220	4,148	A
United States Treasury Notes	4.500%	4/30/12	4,420	4,338	A
United States Treasury Notes	4.250%	8/15/14	60	57	A
United States Treasury Notes	5.125%	5/15/16	18	18	A

				84,591

Treasury Inflation-Protected SecuritiesH — 3.8%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	513	487	A
United States Treasury Inflation-Protected Security	2.375%	4/15/11	406	402	A
United States Treasury Inflation-Protected Security	1.875%	7/15/13	347	332	A
United States Treasury Inflation-Protected Security	2.000%	1/15/14	3,147	3,024	A
United States Treasury Inflation-Protected Security	2.000%	7/15/14	160	154	A
United States Treasury Inflation-Protected Security	1.875%	7/15/15	2,946	2,784	A
United States Treasury Inflation-Protected Security	2.000%	1/15/16	2,640	2,507	A
United States Treasury Inflation-Protected Security	2.500%	7/15/16	2,538	2,509	A
United States Treasury Inflation-Protected Security	2.375%	1/15/17	2,818	2,751	A
United States Treasury Inflation-Protected Security	2.375%	1/15/25	1,506	1,448	A
United States Treasury Inflation-Protected Security	2.000%	1/15/26	959	869	A
United States Treasury Inflation-Protected Security	2.375%	1/15/27	8,095	7,774	A

				25,041

Total U.S. Government and Agency Obligations (Cost — $111,098)				109,632

U.S. Government Agency Mortgage-Backed Securities — 16.6%
Fixed Rate Securities — 14.5%
Fannie Mae	6.500%	6/1/14 to 4/1/37	1,693	1,710
Fannie Mae	8.000%	9/1/15	43	45
Fannie Mae	9.500%	4/15/21	36	38
Fannie Mae	6.000%	10/1/36	15,436	15,279
Fannie Mae	5.000%	12/1/37	44,100	41,316	I
Fannie Mae	6.000%	12/1/37	30,000	29,644	I
Fannie Mae	6.500%	12/1/37	50	50	I
Freddie Mac	4.375%	11/16/07	4,100	4,085	A
Freddie Mac	4.500%	1/15/13	1,985	1,907	A
Freddie Mac	6.500%	6/1/13 to 11/1/15	53	55
Freddie Mac	7.500%	4/1/17	3	3
Freddie Mac	9.300%	4/15/19	56	59
Freddie Mac	5.000%	11/1/35	482	453
Freddie Mac	5.000%	12/1/37	491	460	I
Government National Mortgage Association	6.000%	12/1/37	300	298	I

				95,402

Indexed SecuritiesC — 2.1%
Fannie Mae	5.672%	3/1/18	23	23
Fannie Mae	4.332%	11/1/34	587	577
Fannie Mae	4.218%	12/1/34	826	812
Fannie Mae	4.858%	1/1/35	3,579	3,562
Fannie Mae	3.734%	3/1/35	1,121	1,092
Fannie Mae	4.767%	4/1/35	919	904
Freddie Mac	5.986%	1/1/19	8	8

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Freddie Mac	4.344%	12/1/34	$306	$301
Freddie Mac	4.464%	12/1/34	1,558	1,535
Freddie Mac	4.080%	1/1/35	308	301
Freddie Mac	4.125%	1/1/35	505	495
Freddie Mac	4.596%	7/1/35	4,136	4,103

				13,713

Stripped Securities — N.M.
Fannie Mae	0.000%	5/25/22	7	7	F2
Freddie Mac	10.000%	3/1/21	6	1	F1

				8

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $110,162)				109,123

Yankee BondsJ — 11.3%
Aerospace and Defense — 0.2%
Systems 2001 Asset Trust	6.664%	9/15/13	1,143	1,185	D

Commercial Banks — 5.2%
Glitnir Banki Hf	5.795%	1/21/11	4,310	4,334	C,D
Glitnir Banki Hf	6.185%	7/28/11	120	122	C,D
Glitnir Banki Hf	6.693%	6/15/16	810	834	B,D
HBOS Treasury Services PLC	4.000%	9/15/09	1,240	1,206	D
HSBC Holdings PLC	7.500%	7/15/09	3,808	3,960
Kaupthing Bank Hf	5.750%	10/4/11	4,090	4,076	D
Landsbanki Islands Hf	6.100%	8/25/11	2,210	2,238	D
Resona Preferred Global Securities	7.191%	12/29/49	3,680	3,763	B,D
Royal Bank of Scotland Group PLC	9.118%	3/31/49	2,431	2,643
RSHB Capital SA	6.299%	5/15/17	270	264	D
Santander Issuances	5.805%	6/20/16	1,030	1,034	B,D
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	5,325	5,178	B,D
TuranAlem Finance BV	6.730%	1/22/09	970	966	A,C,D
VTB Capital SA for Vneshtorgbank	5.955%	8/1/08	3,000	3,003	C,D
VTB Capital SA for Vneshtorgbank	5.955%	8/1/08	240	240	C,D

				33,861

Diversified Financial Services — 1.6%
Aiful Corp.	5.000%	8/10/10	3,371	3,286	D
European Investment Bank	4.625%	3/21/12	730	711
MUFG Captial Finance 1 Ltd.	6.346%	7/29/49	3,402	3,343	B
TNK-BP Finance SA	6.875%	7/18/11	2,783	2,814	D

				10,154

Diversified Telecommunication Services — 2.7%
British Telecommunications PLC	8.625%	12/15/10	3,817	4,171	E
Deutsche Telekom International Finance BV	8.000%	6/15/10	1,612	1,718	E
France Telecom SA	7.750%	3/1/11	2,358	2,519
Koninklijke (Royal) KPN NV	8.000%	10/1/10	4,007	4,289
Telefonica Emisiones S.A.U.	5.650%	2/4/13	5,230	5,228	B

				17,925

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Foreign Government — N.M.
Russian Federation	7.500%	3/31/30	$18		$19	B,D

Health Care Equipment and Supplies — 0.2%
Baxter Finco BV	4.750%	10/15/10	1,370		1,340

Industrial Conglomerates — 0.4%
Tyco International Group SA	6.000%	11/15/13	2,358		2,421

Metals and Mining — 0.5%
Vale Overseas Ltd.	6.250%	1/23/17	3,560		3,531

Oil, Gas and Consumable Fuels — 0.5%
Gazprom	6.212%	11/22/16	1,710		1,665	D
Gazprom	6.510%	3/7/22	940		928	D
Petrozuata Finance Inc.	8.220%	4/1/17	883		883	D

					3,476

Total Yankee Bonds (Cost — $74,162)					73,912

Preferred Stocks — 0.1%
Home Ownership Funding Corp.	1.000%		1	SHS	83	D

Home Ownership Funding Corp. II	1.000%		2		248	D

Total Preferred Stocks (Cost — $1,942)					331

Total Long-Term Securities (Cost — $541,304)					534,228

Investment of Collateral From Securities Lending — 15.6%
State Street Navigator Securities Lending Prime Portfolio			102,285		102,285

Total Investment of Collateral From Securities Lending (Cost — $102,285)					102,285

Short-Term Securities — 33.6%
U.S. Government and Agency Obligations — 0.4%
Fannie Mae	0.000%	7/2/07	130		130	K
Fannie Mae	0.000%	7/6/07	350		349	K
Fannie Mae	0.000%	3/17/08	1,834		1,768	K,L

					2,247

Options PurchasedM — N.M.
Eurodollar Futures Call, September 2007, Strike Price $94.63			357	N	49
Swaption Call, November 2007, Strike Price $5.27			14,900,000	N	63

					112

Repurchase Agreement — 33.2%
Goldman, Sachs & Company 5.25%, dated 6/29/07, to be repurchased at $217,356 on 7/2/07 (Collateral: $155,000 Fannie Mae, 5.25%, due 8/1/12, value $156,938; $64,685 Federal Home Loan Bank, 5.125%, due 6/18/08, value $64,685)			217,261		217,261

Total Short-Term Securities (Cost — $219,701)					219,620

Total Investments — 130.8% (Cost — $863,290)O					856,133
Obligation to return collateral from securities lending — (15.6)%					(102,285)
Other Assets Less Liabilities — (15.2)%					(99,307)

Net Assets — 100.0%					$654,541

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedM
Eurodollar Futures	September 2007	22	(12)
Eurodollar Futures	December 2007	29	(18)
Eurodollar Futures	June 2008	83	23
U.S. Treasury Note Futures	September 2007	567	(67)
U.S. Treasury Note Futures	September 2007	162	(70)
U.S. Treasury Note Futures	September 2007	1,197	(692)

			$(836)

Futures Contracts WrittenM
U.S. Treasury Bond Futures	September 2007	17	23

			$23

Options WrittenM
Swaption Put, Strike Price $1.00	August 2007	11,500,000	(23)
Swaption Put, Strike Price $1.05	August 2007	5,200,000	(7)
Swaption Put, Strike Price $1.05	August 2007	2,100,000	—	P
Swaption Put, Strike Price $1.05	August 2007	1,400,000	(1)
Swaption Put, Strike Price $1.05	August 2007	2,900,000	(2)
U.S. Treasury Note Futures Call, Strike Price $106.00	August 2007	386	(110)
U.S. Treasury Note Futures Put, Strike Price $103.00	August 2007	386	84

			$(59)

N.M.	Not Meaningful.
A	All or a portion of this security is on loan.
B	Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
C	Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2007.
D	Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 9.84% of net assets.
E	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Stripped Security—Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
G	The coupon rates shown on variable rate securities are the rates at June 30, 2007. These rates vary with the weighted average coupon of the underlying loans.
H	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
I	When-issued Security—Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
J	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
K	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L	All or a portion of this security is collateral to cover futures and options contracts written.
M	Options and futures are described in more detail in the notes to financial statements.
N	Par represents actual number of contracts.
O	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$1,526
Gross unrealized depreciation	(8,683)

Net unrealized appreciation/(depreciation)	$(7,157)

P	Amount represents less than $1.
†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

Portfolio of Investments

Western Asset Intermediate Plus Bond Portfolio

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par†	Value
Long-Term Securities — 81.1%
Corporate Bonds and Notes — 31.2%
Airlines — 0.2%
Delta Air Lines Inc.	7.570%	11/18/10	$200	$207

Automobiles — 0.6%
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	260	269
Ford Motor Co.	7.450%	7/16/31	110	88
General Motors Corp.	8.375%	7/5/33	50 EUR	64
General Motors Corp.	8.375%	7/15/33	120	109

				530

Capital Markets — 1.1%
Lehman Brothers Holdings Capital Trust VII	5.857%	5/31/49	230	225	A
Lehman Brothers Holdings Inc.	4.500%	7/26/10	140	136
Merrill Lynch and Co. Inc.	5.576%	2/5/10	160	161	B
Morgan Stanley	5.550%	4/27/17	310	297
The Bear Stearns Cos. Inc.	4.550%	6/23/10	250	243

				1,062

Chemicals — 0.7%
The Dow Chemical Co.	5.750%	12/15/08	100	100
The Dow Chemical Co.	5.970%	1/15/09	70	70
The Dow Chemical Co.	6.000%	10/1/12	460	465

				635

Commercial Banks — 1.7%
Comerica Capital Trust II	6.576%	2/20/37	130	122	A
SunTrust Capital VIII	6.100%	12/15/36	80	73	A
Wachovia Capital Trust III	5.800%	8/29/49	1,030	1,026	A
Wells Fargo Capital X	5.950%	12/15/36	410	382

				1,603

Commercial Services and Supplies — 0.8%
Waste Management Inc.	6.875%	5/15/09	250	256
Waste Management Inc.	7.375%	8/1/10	460	482

				738

Consumer Finance — 6.0%
American Express Co.	6.800%	9/1/66	550	567	A
Caterpillar Financial Services Corp.	3.450%	1/15/09	120	117
Ford Motor Credit Co.	8.105%	1/13/12	940	938	B
Ford Motor Credit Co.	9.806%	4/15/12	1,000	1,072	B
GMAC LLC	6.125%	8/28/07	370	370
GMAC LLC	6.875%	9/15/11	700	689
GMAC LLC	6.000%	12/15/11	850	808
GMAC LLC	6.750%	12/1/14	40	38
John Deere Capital Corp.	5.100%	1/15/13	100	97
Nelnet Inc.	7.400%	9/29/36	250	249	A

1

	Rate	Maturity Date	Par†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Consumer Finance — Continued
SLM Corp.	5.655%	1/27/14	$700	$607	B

				5,552

Diversified Financial Services — 4.1%
AGFC Capital Trust I	6.000%	1/15/67	800	765	A,C
Capmark Financial Group Inc.	5.875%	5/10/12	350	345	C,D
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	340	334	A,C
HSBC Finance Corp.	5.607%	5/10/10	454	456	B
International Lease Finance Corp.	5.000%	4/15/10	510	504
Residential Capital Corp.	6.660%	11/21/08	80	80	B
Residential Capital Corp.	6.000%	2/22/11	300	290
Residential Capital LLC	6.460%	5/22/09	90	90	B
Residential Capital LLC	6.375%	6/30/10	330	326
The Williams Cos. Inc. Credit Linked Certificate Trust	6.750%	4/15/09	170	172	C
The Williams Cos. Inc. Credit Linked Certificate Trust	8.606%	5/1/09	255	264	B,C
ZFS Finance USA Trust II	6.450%	12/15/65	240	233	A,C

				3,859

Diversified Telecommunication Services — 2.0%
AT&T Inc.	5.300%	11/15/10	460	458
Embarq Corp.	7.082%	6/1/16	250	251
Qwest Communications International Inc.	8.860%	2/15/09	133	134	B
Telefonica Emisiones S.A.U.	6.450%	2/4/13	680	680
Verizon Global Funding Corp.	7.250%	12/1/10	350	369

				1,892

Electric Utilities — 1.0%
Alabama Power Co.	5.550%	8/25/09	120	121	B
Duke Energy Corp.	6.250%	1/15/12	200	205
Duke Energy Corp.	5.625%	11/30/12	160	160
Exelon Corp.	6.750%	5/1/11	300	309
Niagara Mohawk Power Corp.	7.750%	10/1/08	50	51
TXU Energy Co.	7.000%	3/15/13	50	52

				898

Food and Staples Retailing — 0.1%
Safeway Inc.	6.500%	3/1/11	110	113

Food Products — 0.3%
Pepsi Bottling Holdings Inc.	5.625%	2/17/09	320	321	C

Health Care Equipment and Supplies — 0.2%
Hospira Inc.	5.550%	3/30/12	200	198

Health Care Providers and Services — 1.1%
HCA Inc.	8.750%	9/1/10	50	52
HCA Inc.	6.250%	2/15/13	130	117
HCA Inc.	6.750%	7/15/13	70	64
HCA Inc.	9.125%	11/15/14	10	11	C
HCA Inc.	9.250%	11/15/16	90	96	C
HCA Inc.	9.625%	11/15/16	60	64	C,E
Quest Diagnostics Inc.	7.500%	7/12/11	320	339

	Rate	Maturity Date	Par†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Health Care Providers and Services — Continued
Universal Health Services Inc.	6.750%	11/15/11	$240	$246

				989

Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment Inc.	7.500%	9/1/09	90	92

Independent Power Producers and Energy Traders — 0.6%
The AES Corp.	9.500%	6/1/09	150	157
TXU Corp.	4.800%	11/15/09	170	165
TXU Corp.	5.550%	11/15/14	280	238

				560

IT Services — 0.4%
Electronic Data Systems Corp.	7.125%	10/15/09	330	340

Leisure Equipment and Products — N.M.
Eastman Kodak Co.	3.625%	5/15/08	10	10

Media — 2.0%
Clear Channel Communications Inc.	4.250%	5/15/09	480	464
Comcast Cable Communications Inc.	6.750%	1/30/11	510	528
Liberty Media LLC	7.875%	7/15/09	440	456
Time Warner Inc.	6.875%	5/1/12	200	209
Turner Broadcasting System Inc.	8.375%	7/1/13	130	145
Viacom Inc.	5.750%	4/30/11	60	60

				1,862

Metals and Mining — 0.5%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	400	427

Multi-Utilities — 0.4%
CenterPoint Energy Inc.	5.875%	6/1/08	120	120
Dominion Resources Inc.	5.700%	9/17/12	280	280

				400

Multiline Retail — 0.5%
Federated Retail Holdings Inc.	5.350%	3/15/12	140	138
JC Penney Corp. Inc.	5.750%	2/15/18	80	77
May Department Stores Co.	5.750%	7/15/14	210	201

				416

Office Electronics — 0.3%
Xerox Corp.	5.500%	5/15/12	300	295

Oil, Gas and Consumable Fuels — 5.1%
El Paso Corp.	7.000%	5/15/11	730	744
El Paso Corp.	6.875%	6/15/14	540	537
El Paso Corp.	7.000%	6/15/17	200	198
Kerr-McGee Corp.	6.875%	9/15/11	650	676
Kinder Morgan Energy Partners LP	7.500%	11/1/10	290	306
Kinder Morgan Energy Partners LP	6.750%	3/15/11	80	83
Kinder Morgan Energy Partners LP	6.000%	2/1/17	70	68
Occidental Petroleum Corp.	6.750%	1/15/12	200	210
Pemex Project Funding Master Trust	6.125%	8/15/08	322	324
Pemex Project Funding Master Trust	5.960%	12/3/12	220	223	B,C

	Rate	Maturity Date	Par†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
Pemex Project Funding Master Trust	7.375%	12/15/14	$230	$250
The Williams Cos. Inc.	6.375%	10/1/10	60	60	C
The Williams Cos. Inc.	7.349%	10/1/10	280	289	B,C
XTO Energy Inc.	7.500%	4/15/12	100	108
XTO Energy Inc.	6.250%	4/15/13	190	194
XTO Energy Inc.	5.650%	4/1/16	460	447

				4,717

Thrifts and Mortgage Finance — 0.4%
Residential Capital Corp.	6.457%	4/17/09	130	130	B
Washington Mutual Inc.	4.200%	1/15/10	290	281

				411

Tobacco — 0.6%
Altria Group Inc.	5.625%	11/4/08	170	170
Altria Group Inc.	7.000%	11/4/13	320	340

				510

Wireless Telecommunication Services — 0.4%
Sprint Capital Corp.	8.375%	3/15/12	370	403

Total Corporate Bonds and Notes (Cost — $29,333)				29,040

Mortgage-Backed Securities — 3.0%
Fixed Rate Securities — N.M.
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1	7.000%	3/25/34	22	22

Indexed SecuritiesB — 0.8%
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1	5.040%	9/19/35	152	150
MASTR Adjustable Rate Mortgages Trust 2004-13	3.786%	11/21/34	550	539
MLCC Mortgage Investors Inc. 2004-B	6.987%	5/25/29	18	18

				707

Variable Rate SecuritiesF — 2.2%
Banc of America Funding Corp. 2005-B	5.089%	4/20/35	175	173
Bear Stearns Alt-A Trust 2005-2	4.714%	4/25/35	122	121
Countrywide Home Loans 2004-20	7.468%	9/25/34	24	24
JP Morgan Mortgage Trust 2004-A3	4.300%	7/25/34	540	532
MLCC Mortgage Investors Inc. 2005-1 2A1	4.966%	4/25/35	60	59
MLCC Mortgage Investors Inc. 2005-1 2A2	4.966%	4/25/35	195	193
Structured Adjustable Rate Mortgage Loan Trust 2004-6 3A2	4.716%	6/25/34	176	175
Washington Mutual Inc. 2005-AR12	4.836%	10/25/35	458	450
Washington Mutual Inc. 2005-AR4	4.672%	4/25/35	300	291

				2,018

Total Mortgage-Backed Securities (Cost — $2,766)				2,747

U.S. Government and Agency Obligations — 20.8%
Fixed Rate Securities — 17.3%
Fannie Mae	6.625%	9/15/09	130	134
Fannie Mae	4.625%	10/15/13	430	413

	Rate	Maturity Date	Par†	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Fixed Rate Securities — Continued
Farmer Mac	4.250%	7/29/08	$80	$79
Farmer Mac	5.125%	4/19/17	400	386	C
Federal Home Loan Bank	5.125%	6/13/08	140	140
Federal Home Loan Bank	5.000%	12/21/15	540	523
Federal Home Loan Bank	5.500%	7/15/36	20	20
Freddie Mac	4.750%	1/18/11	710	700
Tennessee Valley Authority	5.625%	1/18/11	10	10
Tennessee Valley Authority	6.790%	5/23/12	210	223
Tennessee Valley Authority	5.980%	4/1/36	10	10
United States Treasury Bonds	8.875%	8/15/17	10	13
United States Treasury Notes	4.375%	1/31/08	120	120
United States Treasury Notes	3.000%	2/15/08	2,250	2,222
United States Treasury Notes	3.750%	5/15/08	3,940	3,897
United States Treasury Notes	3.375%	10/15/09	760	735
United States Treasury Notes	6.500%	2/15/10	40	42
United States Treasury Notes	3.875%	9/15/10	2,650	2,571
United States Treasury Notes	4.750%	3/31/11	80	80
United States Treasury Notes	5.125%	6/30/11	310	312
United States Treasury Notes	4.500%	9/30/11	870	856
United States Treasury Notes	4.500%	11/30/11	460	452
United States Treasury Notes	4.500%	4/30/12	940	922
United States Treasury Notes	4.250%	8/15/14	1,300	1,243
United States Treasury Notes	5.125%	5/15/16	31	31

				16,134

Treasury Inflation-Protected SecuritiesG — 3.5%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	65	62
United States Treasury Inflation-Protected Security	2.375%	4/15/11	52	51
United States Treasury Inflation-Protected Security	2.000%	1/15/14	637	613
United States Treasury Inflation-Protected Security	2.000%	7/15/14	11	11
United States Treasury Inflation-Protected Security	1.875%	7/15/15	308	291
United States Treasury Inflation-Protected Security	2.000%	1/15/16	333	316
United States Treasury Inflation-Protected Security	2.500%	7/15/16	358	354
United States Treasury Inflation-Protected Security	2.375%	1/15/17	367	358
United States Treasury Inflation-Protected Security	2.375%	1/15/25	77	74
United States Treasury Inflation-Protected Security	2.000%	1/15/26	104	94
United States Treasury Inflation-Protected Security	2.375%	1/15/27	1,117	1,073

				3,297

Total U.S. Government and Agency Obligations (Cost — $19,618)				19,431

U.S. Government Agency Mortgage-Backed Securities — 15.0%
Fixed Rate Securities — 13.9%
Fannie Mae	5.000%	12/1/37	6,600	6,183	H
Fannie Mae	6.000%	12/1/37	6,400	6,326	H
Freddie Mac	4.375%	11/16/07	370	368
Freddie Mac	5.000%	12/1/37	100	94	H

				12,971

Indexed SecuritiesB — 1.1%
Fannie Mae	4.255%	12/1/34	595	585
Fannie Mae	4.607%	9/1/35	322	320

	Rate	Maturity Date	Par†	Value
Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Freddie Mac	4.086%	1/1/35	$22	$22
Freddie Mac	4.125%	1/1/35	37	37

				964

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $14,013)				13,935

Yankee BondsI — 11.1%
Commercial Banks — 4.3%
Banco Santiago SA	5.710%	12/9/09	200	201	B,C
Glitnir Banki Hf	5.795%	1/21/11	640	644	B,C
HSBC Holdings PLC	7.500%	7/15/09	120	125
Kaupthing Bank Hf	5.750%	10/4/11	580	578	C
Landsbanki Islands Hf	6.100%	8/25/11	330	334	C
Resona Preferred Global Securities	7.191%	12/29/49	520	532	A,C
Royal Bank of Scotland Group PLC	9.118%	3/31/49	180	196
Santander Issuances	5.805%	6/20/16	140	141	A,C
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	750	729	A,C
TuranAlem Finance BV	6.730%	1/22/09	130	129	B,C
VTB Capital SA for Vneshtorgbank	5.955%	8/1/08	430	430	B,C

				4,039

Diversified Financial Services — 1.4%
Aiful Corp.	5.000%	8/10/10	390	380	C
European Investment Bank	4.625%	3/21/12	100	98
MUFG Captial Finance 1 Ltd.	6.346%	7/29/49	450	442	A
TNK-BP Finance SA	6.875%	7/18/11	380	384	C

				1,304

Diversified Telecommunication Services — 3.4%
British Telecommunications PLC	8.625%	12/15/10	350	383	D
Deutsche Telekom International Finance BV	8.000%	6/15/10	440	469	D
France Telecom SA	7.750%	3/1/11	400	427
Koninklijke (Royal) KPN NV	8.000%	10/1/10	490	524
Telefonica Emisiones S.A.U.	5.650%	2/4/13	1,360	1,360	B

				3,163

Foreign Government — 0.5%
Federative Republic of Brazil	8.875%	4/15/24	20	25
Federative Republic of Brazil	10.125%	5/15/27	22	31
Federative Republic of Brazil	11.000%	8/17/40	123	161
Republic of Colombia	7.375%	9/18/37	100	111
Republic of Panama	7.125%	1/29/26	55	58
Russian Federation	7.500%	3/31/30	40	44	C
United Mexican States	6.750%	9/27/34	9	10

				440

Health Care Equipment and Supplies — 0.2%
Baxter Finco BV	4.750%	10/15/10	220	215

Industrial Conglomerates — 0.5%
Tyco International Group SA	6.000%	11/15/13	460	472

	Rate	Maturity Date	Par†		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Metals and Mining — 0.5%
Vale Overseas Ltd.	6.250%	1/23/17	$460		$456

Oil, Gas and Consumable Fuels — 0.3%
Gazprom	6.212%	11/22/16	190		185	C
Gazprom	6.510%	3/7/22	110		109	C

					294

Total Yankee Bonds (Cost — $10,398)					10,383

Total Long-Term Securities (Cost — $76,128)					75,536

Short-Term Securities — 29.5%
U.S. Government and Agency Obligations — 0.5%
Fannie Mae	0.000%	3/17/08	525		506	J,K

Options PurchasedL — N.M.
Bundesobligations Futures Call, August 2007, Strike Price $113.00			7	M	2
Euribor Call, September 2007, Strike Price $95.875			24	M	—	N
Eurodollar Futures Call, September 2007, Strike Price $94.625			48	M	7
Swaption Call, November 2007, Strike Price $5.27			1,900,000	M	8

					17

Repurchase Agreement — 29.0%
Goldman Sachs Group Inc. 5.25% dated 6/29/07, to be repurchased at $27,050 on 7/2/07 (Collateral: 26,330 Freddie Mae notes, 6.625%, due 9/15/09, value $27,581)			27,038		27,038

Total Short-Term Securities (Cost — $27,583)					27,561

Total Investments — 110.6% (Cost — $103,711)O					103,097
Other Assets Less Liabilities — (10.6)%					(9,910)

Net Assets — 100.0%					$93,187

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedL
Eurodollar Futures	September 2007	3	(2)
Eurodollar Futures	December 2007	4	(2)
Eurodollar Futures	June 2008	11	3
LIBOR Futures	March 2008	73	(61)
U.S. Treasury Note Futures	September 2007	64	61
U.S. Treasury Note Futures	September 2007	26	(11)
U.S. Treasury Note Futures	September 2007	140	(42)

			$(54)

Futures Contracts WrittenL
U.S. Treasury Bond Futures	September 2007	4	5

			$5

Options WrittenL
Swaption Put, Strike Price $1.00	August 2007	1,500,000	(3)
Swaption Put, Strike Price $1.05	August 2007	700,000	(1)

Options Written — Continued
Swaption Put, Strike Price $1.05	August 2007	200,000	—	N
Swaption Put, Strike Price $1.05	August 2007	400,000	—	N
U.S. Treasury Note Futures Call, Strike Price $106.00	August 2007	52	(15)
U.S. Treasury Note Futures Put, Strike Price $103.00	August 2007	52	11

			$(8)

Counterparty	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
Credit Suisse First Boston	8/8/07	AUD	289	USD	239	6
UBS AG London	8/8/07	CAD	498	USD	468	3
Credit Suisse First Boston	8/8/07	EUR	660	USD	897	(3)
Credit Suisse First Boston	8/8/07	JPY	104,502	USD	878	(25)
Credit Suisse First Boston	8/8/07	JPY	52,620	USD	439	(9)
Citibank NA	8/8/07	USD	622	EUR	456	3
Credit Suisse First Boston	8/8/07	USD	301	EUR	221	1
Credit Suisse First Boston	8/8/07	USD	651	GBP	328	(6)
UBS AG London	8/8/07	USD	224	AUD	272	(7)
UBS AG London	8/8/07	USD	446	CAD	498	(24)
UBS AG London	8/8/07	USD	647	EUR	475	3

						$(58)

N.M.	Not Meaningful.
A	Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
B	Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2007.
C	Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 8.99% of net assets.
D	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
E	Pay-in-Kind (“PIK”) security—A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
F	The coupon rates shown on variable rate securities are the rates at June 30, 2007. These rates vary with the weighted average coupon of the underlying loans.
G	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
H	When-issued Security—Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
I	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
J	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
K	All or a portion of this security is collateral to cover futures and options contracts written.
L	Options and futures are described in more detail in the notes to financial statements.
M	Par represents actual number of contracts.
N	Amount represents less than $1.
O

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$228
Gross unrealized depreciation	(842)

Net unrealized appreciation/(depreciation)	$(614)

†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Portfolio of Investments

Western Asset Limited Duration Bond Portfolio

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par	Value
Long-Term Securities — 103.6%
Corporate Bonds and Notes — 16.0%
Airlines — 0.4%
Northwest Airlines Inc.	6.110%	5/20/14	$480	$487	A

Capital Markets — 0.3%
Goldman Sachs Capital III	6.130%	9/19/49	340	340	A

Commercial Banks — 1.5%
HSBC Bank PLC	8.190%	7/20/12	500	500	A
SunTrust Capital VIII	6.100%	12/15/36	60	55	B
Wachovia Capital Trust III	5.800%	8/29/42	960	956	B
Wells Fargo Capital X	5.950%	12/15/36	150	140	B

				1,651

Commercial Services and Supplies — 0.4%
Waste Management Inc.	7.375%	8/1/10	450	472

Consumer Finance — 3.1%
American Express Co.	6.800%	9/1/66	300	310	B
Ford Motor Credit Co.	6.625%	6/16/08	1,510	1,509
GMAC LLC	6.500%	9/23/08	1,340	1,340	A
Nelnet Inc.	7.400%	9/29/36	280	279	B

				3,438

Diversified Financial Services — 1.5%
AGFC Capital Trust I	6.000%	1/15/67	630	602	B,C
Capmark Financial Group Inc.	5.875%	5/10/12	300	296	C,D
Residential Capital Corp.	6.660%	11/21/08	700	702	A

				1,600

Health Care Equipment and Supplies — 0.2%
Hospira Inc.	5.550%	3/30/12	200	198

Health Care Providers and Services — 0.2%
Quest Diagnostics Inc.	5.125%	11/1/10	180	176

Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment Inc.	7.500%	9/1/09	130	133
Harrah’s Operating Co. Inc.	5.956%	2/8/08	120	120	A,C

				253

Independent Power Producers and Energy Traders — 0.7%
TXU Corp.	4.800%	11/15/09	750	730

IT Services — 0.3%
Electronic Data Systems Corp.	7.125%	10/15/09	290	298

Leisure Equipment and Products — N.M.
Eastman Kodak Co.	7.250%	11/15/13	10	10

Media — 1.7%
Clear Channel Communications Inc.	6.625%	6/15/08	60	60
Clear Channel Communications Inc.	4.250%	5/15/09	550	532

1

	Rate	Maturity Date	Par	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Media — Continued
Comcast Cable Communications Inc.	6.875%	6/15/09	$300	$307
Comcast Cable Communications Inc.	6.750%	1/30/11	200	207
Comcast MO of Delaware Inc.	9.000%	9/1/08	100	104
Liberty Media LLC	7.875%	7/15/09	300	311
Time Warner Inc.	5.500%	11/15/11	400	396

				1,917

Multi-Utilities — 0.6%
CenterPoint Energy Inc.	5.875%	6/1/08	150	150
Dominion Resources Inc.	4.750%	12/15/10	400	391
Sempra Energy	5.830%	5/21/08	90	90	A

				631

Multiline Retail — 0.2%
Federated Retail Holdings Inc.	5.350%	3/15/12	150	147
May Department Stores Co.	5.750%	7/15/14	50	48

				195

Office Electronics — 0.2%
Xerox Corp.	5.500%	5/15/12	170	167

Oil, Gas and Consumable Fuels — 2.2%
Devon Financing Corp. ULC	6.875%	9/30/11	260	271
El Paso Natural Gas Co.	5.950%	4/15/17	370	358	C
Hess Corp.	6.650%	8/15/11	320	331
Kinder Morgan Energy Partners LP	6.750%	3/15/11	310	321
Pemex Project Funding Master Trust	6.125%	8/15/08	172	173
Pemex Project Funding Master Trust	6.660%	6/15/10	140	144	A,C
Pemex Project Funding Master Trust	5.960%	12/3/12	543	550	A,C
XTO Energy Inc.	5.650%	4/1/16	290	282

				2,430

Paper and Forest Products — N.M.
Weyerhaeuser Co.	5.950%	11/1/08	40	40

Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.	4.000%	8/15/08	100	98

Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial Inc.	5.700%	9/15/09	300	300	A
iStar Financial Inc.	5.650%	9/15/11	500	493

				793

Thrifts and Mortgage Finance — 0.7%
Countrywide Financial Corp.	5.580%	3/24/09	300	300	A
Residential Capital Corp.	6.457%	4/17/09	510	509	A

				809

Tobacco — 0.3%
Altria Group Inc.	5.625%	11/4/08	310	310

Wireless Telecommunication Services — 0.5%
Sprint Capital Corp.	6.125%	11/15/08	200	201

	Rate	Maturity Date	Par	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Wireless Telecommunication Services — Continued
Vodafone Group PLC	5.350%	2/27/12	$400	$393

				594

Total Corporate Bonds and Notes (Cost — $17,739)				17,637

Asset-Backed Securities — 15.1%
Fixed Rate Securities — 2.1%
Countryplace Manufactured Housing Contract Trust 2007-1 A1	5.484%	7/15/37	576	574	C
Countryplace Manufactured Housing Contract Trust 2007-1 A2	5.232%	7/15/37	500	494	C
GMAC Mortgage Corp. Loan Trust 2005-HE2 A3	4.622%	11/25/35	580	574
MBNA Practice Solutions Owner Trust 2005-2	4.100%	5/15/09	158	157	C
Prestige Auto Receivables Trust 2005-1A	4.370%	6/15/12	172	170	C
Prestige Auto Receivables Trust 2006-1A	5.120%	2/15/10	144	144	C
UCFC Home Equity Loan 1998-D	6.905%	4/15/30	58	58
UPFC Auto Receivables Trust 2004-A	3.270%	9/15/10	159	158

				2,329

Indexed SecuritiesA — 13.0%
AESOP Funding II LLC 2004-2A	5.540%	4/20/10	500	501	C
Bayview Financial Acquisition Trust 2004-C	5.740%	5/28/44	127	127
Bayview Financial Acquisition Trust 2006-D 2A4	5.600%	12/28/36	838	837
Bear Stearns Asset-Backed Securities Inc. 2005-AQ2	5.590%	9/25/35	500	500
Bear Stearns Asset-Backed Securities Inc. 2007-SD2 2A1	5.720%	9/25/46	471	473
Bear Stearns Asset-Backed Securities Trust 2006-SD2	5.520%	6/25/36	492	492
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4	6.060%	10/25/32	22	22
Citibank Credit Card Issuance Trust 2002-C3	6.500%	12/15/09	160	161
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A	5.720%	11/25/46	956	956	C
Countrywide Asset-Backed Certificates 2002-3	6.060%	5/25/32	7	7
Countrywide Asset-Backed Certificates 2007-SE1 1A1	5.870%	5/25/47	1,000	1,000	C
Countrywide Home Equity Loan Trust 2004-J	5.610%	12/15/33	44	44
Countrywide Home Equity Loan Trust 2004-O	5.600%	2/15/34	80	80
First Franklin Mortgage Loan Asset-Backed Certificates 2004-FF10	5.720%	12/25/32	45	45
FLAC Holdings LLC 2006-1 A1	5.580%	12/15/18	500	499	C
GSAA Home Equity Trust 2005-8 A2	5.540%	6/25/35	1,000	1,000
Ixis Real Estate Capital Trust 2006-HE2 A3	5.480%	8/25/36	900	900
Long Beach Mortgage Loan Trust 2006-A A1	5.410%	5/25/36	573	560
MASTR Specialized Loan Trust 2006-3 A	5.580%	6/25/46	713	713	C
Morgan Stanley Mortgage Loan Trust 2006-12XS	5.440%	10/25/36	583	583
Origen Manufactured Housing 2006-A	5.470%	11/15/18	411	411
RAAC Series 2007-RP2 A	5.670%	2/25/46	810	808	C
RAAC Series 2007-RP2 M1	5.970%	2/25/46	600	596	C
Rental Car Finance Corp. 2004-1A	5.520%	6/25/09	750	751	C
Residential Asset Mortgage Products Inc. 2002-RS6	6.220%	11/25/32	14	14
SACO I Trust 2006-3 A3	5.550%	4/25/36	1,000	1,000
Securitized Asset Backed Receivables LLC 2006-FR3 A2	5.460%	5/25/36	800	800

	Rate	Maturity Date	Par		Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
Superior Wholesale Inventory Financing Trust 2004-A10	5.420%	9/15/11	$500		$499

					14,379

Total Asset-Backed Securities (Cost — $16,736)					16,708

Mortgage-Backed Securities — 23.1%
Fixed Rate Securities — 0.9%
Asset Securitization Corp. 1996-D2 A1	6.920%	2/14/29	—	E	—	F
Countrywide Alternative Loan Trust 2004-J1	6.000%	2/25/34	35		35
Residential Asset Mortgage Products Inc. 2004-SL1	7.000%	11/25/31	286		290
Residential Asset Mortgage Products Inc. 2004-SL2	8.500%	10/25/31	32		33
Residential Asset Mortgage Products Inc. 2005-SL1	8.000%	5/25/32	601		632

					990

Indexed SecuritiesA — 18.5%
American Home Mortgage Investment Trust 2005-4 5A	5.350%	11/25/45	1,011		1,002
American Home Mortgage Investment Trust 2005-SD1	5.770%	9/25/35	529		531	C
Banc of America Mortgage Securities 2003-D	4.569%	5/25/33	168		166
Banc of America Mortgage Securities 2005-F	5.011%	7/25/35	795		785
Bear Stearns Alt-A Trust 2007-1 1A1	5.480%	1/25/47	1,219		1,218
Bear Stearns ARM Trust 2004-10	4.453%	1/25/35	536		533
Bear Stearns Second Lien Trust 2007-SV1A A1	5.540%	12/25/36	707		708	C
CBA Commercial Small Balance Commercial Trust 2005-1A	5.640%	7/25/35	484		484	C
Citigroup Mortgage Loan Trust Inc. 2005-5	5.432%	7/25/35	258		258
Countrywide Alternative Loan Trust 2005-38 A3	5.670%	9/25/35	346		346
Countrywide Alternative Loan Trust 2005-51 2A1	5.620%	11/20/35	374		374
Countrywide Alternative Loan Trust 2006-0A22 A1	5.480%	2/25/47	1,148		1,145
Countrywide Asset-Backed Certificates 2005-IM1	5.600%	11/25/35	580		581
Countrywide Home Loans 2005-R3	5.720%	9/25/35	594		598	C
Credit Suisse/Morgan Stanley Commercial Mortgage Trust 2006-HC1A	5.510%	5/15/23	600		601	C
Crusade Global Trust 2003-2	5.550%	9/18/34	62		62	G
CS First Boston Mortgage Securities Corp. 2003-AR26 9A1	5.700%	11/25/33	49		49
Granite Mortgages PLC 2003-1	5.548%	1/20/20	66		66	G
GSMPS Mortgage Loan Trust 2005-RP3	5.670%	9/25/35	460		463	C
Harborview Mortgage Loan Trust 2006-13 A	5.500%	11/19/46	650		650
Harborview Mortgage Loan Trust 2006-7	5.520%	10/19/37	708		708
JPMorgan Mortgage Trust 2003-A1	4.337%	10/25/33	259		252
Luminent Mortgage Trust 2006-2	5.520%	2/25/46	613		614
Luminent Mortgage Trust 2006-7 2A2	5.540%	12/25/36	1,210		1,211
MASTR Adjustable Rate Mortgages Trust 2004-13	3.786%	11/21/34	350		343
MASTR Specialized Loan Trust 2006-2	5.580%	2/25/36	462		462	C
Medallion Trust 2000-2G	5.560%	12/18/31	69		69	G
Medallion Trust 2003-1G	5.540%	12/21/33	64		64	G
MLCC Mortgage Investors Inc. 2003-H	6.998%	1/25/29	29		29
Provident Funding Mortgage Loan Trust 2005-1 1A1	4.140%	5/25/35	—	E	—	F
Sequoia Mortgage Trust 2003-2 A2	5.701%	6/20/33	34		34
Structured Adjustable Rate Mortgage Loan Trust 2005-16XS	5.660%	8/25/35	220		220

	Rate	Maturity Date	Par	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS	5.620%	10/25/35	$264	$265
Structured Asset Mortgage Investments Inc. 2006-AR5 2A1	5.530%	5/25/36	417	418
Structured Asset Mortgage Investments Inc. 2006-AR6	5.510%	7/25/36	766	767
Thornburg Mortgage Securities Trust 2005-2 A4	5.570%	7/25/45	932	932
Thornburg Mortgage Securities Trust 2005-3	5.560%	10/25/35	650	651
Wachovia Mortgage Loan Trust LLC 2005-A	4.751%	8/20/35	299	297
WaMu Mortgage Pass-Through Certificates 2003-AR10	4.060%	10/25/33	600	597
WaMu Mortgage Pass-Through Certificates 2005-AR15 A1A2	5.600%	11/25/45	551	553
WaMu Mortgage Pass-Through Certificates 2005-AR19	5.730%	12/25/45	500	502
WaMu Mortgage Pass-Through Certificates 2006-AR11	6.522%	9/25/46	667	669
Zuni Mortgage Loan Trust 2006-OA1	5.450%	8/25/36	248	248

				20,525

Variable Rate SecuritiesH — 3.7%
Banc of America Funding Corp. 2004-B	4.180%	12/25/34	213	213
Banc of America Funding Corp. 2005-F	5.221%	9/20/35	1,190	1,192
Countrywide Alternative Loan Trust 2004-33 1A1	4.971%	12/25/34	70	71
Countrywide Alternative Loan Trust 2004-33 2A1	4.952%	12/25/34	36	36
Countrywide Alternative Loan Trust 2005-14	3.300%	5/25/35	99	98
IndyMac INDX Mortgage Loan Trust 2004-AR15	5.039%	2/25/35	361	361
Prime Mortgage Trust 2005-2	7.396%	10/25/32	158	161
Residential Funding Mortgage Securities I 2005-SA3	4.918%	8/25/35	469	471
Small Business Administration Series 2004-2	8.080%	9/25/18	468	496
Structured Asset Securities Corp. 2004-SC1	9.966%	12/25/29	94	100	C
WaMu Mortgage Pass-Through Certificates 2007-HY3 4A1	5.354%	3/25/37	861	853

				4,052

Total Mortgage-Backed Securities (Cost — $25,567)				25,567

U.S. Government and Agency Obligations — 15.6%
Fixed Rate Securities — 11.6%
Fannie Mae	5.000%	9/15/08	150	150
Federal Home Loan Bank	5.000%	2/20/09	320	319
Freddie Mac	5.000%	6/11/09	4,200	4,185
United States Treasury Notes	5.000%	7/31/08	2,000	1,999
United States Treasury Notes	4.750%	12/31/08	4,000	3,988
United States Treasury Notes	4.500%	5/15/10	1,500	1,484
United States Treasury Notes	4.500%	9/30/11	550	541
United States Treasury Notes	4.625%	10/31/11	220	217

				12,883

Treasury Inflation-Protected SecuritiesI — 4.0%
United States Treasury Inflation-Protected Security	1.875%	7/15/15	106	101
United States Treasury Inflation-Protected Security	2.500%	7/15/16	716	708
United States Treasury Inflation-Protected Security	2.375%	1/15/17	2,257	2,204

	Rate	Maturity Date	Par	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Treasury Inflation-Protected Securities — Continued
United States Treasury Inflation-Protected Security	2.375%	1/15/25	$1,436	$1,381

				4,394

Total U.S. Government and Agency Obligations (Cost — $17,367)				17,277

U.S. Government Agency Mortgage-Backed Securities — 26.1%
Fixed Rate Securities — 20.2%
Fannie Mae	5.000%	12/1/22 to 12/1/37	10,480	9,850	J
Fannie Mae	5.500%	12/1/22 to 12/1/37	4,000	3,886	J
Fannie Mae	6.000%	12/1/37	5,450	5,389	J
Fannie Mae	6.500%	12/1/37	1,500	1,512	J
Freddie Mac	5.000%	12/1/37	100	94	J
Government National Mortgage Association	5.000%	8/15/33	76	72
Government National Mortgage Association	6.000%	12/1/37	1,500	1,492	J

				22,295

Indexed SecuritiesA — 5.9%
Fannie Mae	4.206%	12/1/34	136	134
Fannie Mae	4.242%	12/1/34	131	129
Fannie Mae	4.330%	1/1/35	148	146
Fannie Mae	4.855%	1/1/35	255	254
Fannie Mae	4.781%	2/1/35	576	574
Fannie Mae	4.542%	3/1/35	269	266
Fannie Mae	5.052%	3/1/35	436	435
Fannie Mae	4.720%	7/1/35	4,287	4,237
Freddie Mac	4.356%	12/1/34	63	62
Freddie Mac	4.086%	1/1/35	45	44
Freddie Mac	4.125%	1/1/35	73	72
Freddie Mac	4.487%	1/1/35	205	202

				6,555

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $28,993)				28,850

Yankee BondsG — 7.7%
Commercial Banks — 2.3%
Glitnir Banki Hf	5.795%	1/21/11	720	724	A,C
Kaupthing Bank Hf	6.045%	4/12/11	300	302	A,C
Kaupthing Bank Hf	5.750%	10/4/11	290	289	C
Landsbanki Islands Hf	6.100%	8/25/11	410	415	C
Resona Preferred Global Securities	7.191%	12/29/49	360	368	B,C
TuranAlem Finance BV	6.730%	1/22/09	130	130	A,C
VTB Capital SA for Vneshtorgbank	5.955%	8/1/08	300	300	A,C

				2,528

Diversified Financial Services — 1.0%
Aiful Corp.	5.000%	8/10/10	500	487	C
MUFG Captial Finance 1 Ltd.	6.346%	7/29/49	240	236	B
TNK-BP Finance SA	6.875%	7/18/11	370	374	C

				1,097

	Rate	Maturity Date	Par		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Diversified Telecommunication Services — 2.3%
British Telecommunications PLC	8.625%	12/15/10	$400		$437	D
Deutsche Telekom International Finance BV	8.000%	6/15/10	400		426
France Telecom SA	7.750%	3/1/11	400		428	D
Koninklijke (Royal) KPN NV	8.000%	10/1/10	400		428
Telefonica Emisiones S.A.U.	5.660%	6/19/09	410		411	A
Telefonica Emisiones S.A.U.	5.650%	2/4/13	400		400	A

					2,530

Foreign Government — 0.4%
Russian Federation	3.000%	5/14/08	180		176
Russian Federation	8.250%	3/31/10	247		256	C
Russian Federation	8.250%	3/31/10	27		28	C

					460

Health Care Equipment and Supplies — 0.2%
Baxter Finco BV	4.750%	10/15/10	260		254

Industrial Conglomerates — 0.3%
Tyco International Group SA	6.375%	10/15/11	300		309

Metals and Mining — 0.6%
Vale Overseas Ltd.	6.250%	1/23/17	620		615

Oil, Gas and Consumable Fuels — 0.6%
Anadarko Finance Co.	6.750%	5/1/11	700		723

Total Yankee Bonds (Cost — $8,536)					8,516

Total Long-Term Securities (Cost — $114,938)					114,555

Short-Term Securities — 16.9%
U.S. Government and Agency Obligations — 0.2%
Fannie Mae	0.000%	3/17/08	200		193	K

Options PurchasedL — N.M.
Swaption Call, November 2007, Strike Price $5.27			2,200,000	M	9

Repurchase Agreement — 16.7%
Goldman Sachs Group Inc. 5.25% dated 6/29/07, to be repurchased at $18,572 on 7/2/07 (Collateral: 18,485 Federal Home Loan Bank, 6.120%, due 5/21/09, value $18,878)			18,504		18,504

Total Short-Term Securities (Cost — $18,714)					18,706

Total Investments — 120.5% (Cost — $133,652)N					133,261
Other Assets Less Liabilities — (20.5)%					(22,634)

Net Assets — 100.0%					$110,627

		Expiration	Actual Contracts		Appreciation/ (Depreciation)
Futures Contracts PurchasedL
U.S. Treasury Note Futures		September 2007	45		(5)

					$(5)

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts WrittenL
U.S. Treasury Note Futures	September 2007	34	(20)
U.S. Treasury Note Futures	September 2007	88	(13)

			$(33)

Options WrittenL
Swaption Put, Strike Price $1.00	August 2007	1,600,000	(3)
Swaption Put, Strike Price $1.05	August 2007	700,000	(1)
Swaption Put, Strike Price $1.05	August 2007	200,000	—	F
Swaption Put, Strike Price $1.05	August 2007	400,000	(1)

			$(5)

N.M.	Not Meaningful.
A	Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2007.
B	Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
C	Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 15.41% of net assets.
D	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
E	Amount represents less than .50.
F	Amount represents less than $1.
G	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
H	The coupon rates shown on variable rate securities are the rates at June 30, 2007. These rates vary with the weighted average coupon of the underlying loans.
I	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
J	When-issued Security—Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
K	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L	Options and futures are described in more detail in the notes to financial statements.
M	Par represents actual number of contracts.
N	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$124
Gross unrealized depreciation	(515)

Net unrealized appreciation/(depreciation)	$(391)

Portfolio of Investments

Western Asset Non-U.S. Opportunity Bond Portfolio

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par†		Value
Long-Term Securities — 92.6%
Corporate Bonds and Notes — 26.1%
Capital Markets — 1.0%
Lehman Brothers Holdings Inc.	4.625%	3/14/19	$1,300	EUR	$1,681	A

Commercial Banks — 9.1%
Banco Popolare di Verona e Novara Scrl	6.156%	6/29/49	150	EUR	205	A
Deutsche Postbank IV	5.983%	6/29/49	1,150	EUR	1,557	A
Dexia Municipal Agency	1.550%	10/31/13	929,000	JPY	7,449
European Investment Bank	4.250%	12/7/10	2,280	GBP	4,312
HSH Nordbank Luxembourg	7.408%	6/29/49	1,100	EUR	1,646	A

					15,169

Diversified Financial Services — 15.0%
Banca Italease SpA	4.146%	2/11/08	100	EUR	135	B
Banca Italease SpA	4.295%	5/27/08	200	EUR	269	B
Banca Italease SpA	4.302%	3/2/09	50	EUR	67	B
Banca Italease SpA	4.218%	10/15/09	50	EUR	67	B
Banca Italease SpA	4.213%	2/2/10	250	EUR	334	B
Banca Italease SpA	4.328%	11/23/10	200	EUR	266	B
Banca Italease SpA	4.336%	2/8/12	50	EUR	66s
Banca Italease SpA	4.392%	3/14/12	50	EUR	66s
Caisse Refinancement de l’Habitat	4.200%	4/25/11	2,000	EUR	2,663
Eksportfinans ASA	1.600%	3/20/14	730,000	JPY	5,871
Eurohypo Capital Funding Trust 1	6.445%	5/29/49	61	EUR	87	A
Irish Nationwide Building Society	5.875%	12/15/08	200	GBP	398
Japan Finance Corp. for Municipal Enterprises	1.350%	11/26/13	181,000	JPY	1,447
Kreditanstalt fuer Wiederaufbau	5.250%	1/4/10	1,800	EUR	2,477
Kreditanstalt fuer Wiederaufbau	2.050%	2/16/26	570,000	JPY	4,455
Landesbank Hessen-Thueringen Girozentrale	5.375%	3/7/12	200	GBP	390
Network Rail MTN Finance PLC	4.875%	3/6/09	3,000	GBP	5,907
Resona Bank Ltd.	4.125%	9/29/49	200	EUR	257	A,C

					25,222

Diversified Telecommunication Services — 0.1%
British Telecommunications PLC	5.250%	6/23/14	150	EUR	203

Insurance — 0.6%
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	5.767%	6/29/49	700	EUR	934	A

Thrifts and Mortgage Finance — 0.3%
Hypo Real Estate International Trust I	5.864%	6/14/49	350	EUR	466	A

Total Corporate Bonds and Notes (Cost — $41,673)					43,675

U.S. Government and Agency Obligations — 0.8%
Fixed Rate Securities — 0.8%
Freddie Mac	5.750%	9/15/10	900	EUR	1,255

Total U.S. Government and Agency Obligations (Cost — $868)					1,255

1

	Rate	Maturity Date	Par†			Value
Long-Term Securities — Continued
Foreign Government Obligations — 65.7%
Bundesrepublik Deutschland	4.250%	1/4/14	$191	EUR		$254
Bundesrepublik Deutschland	4.250%	7/4/17	350	EUR		462
Canadian Real Return Bond	4.500%	6/1/15	4,348	CAD		4,081	D
Canadian Real Return Bond	4.000%	12/1/31	195	CAD		250	D
Federal Republic of Germany	4.125%	7/4/08	6,720	EUR		9,070
Federal Republic of Germany	3.500%	10/10/08	2,130	EUR		2,850
Federal Republic of Germany	3.500%	4/8/11	602	EUR		786
Federal Republic of Germany	3.750%	1/4/15	4,764	EUR		6,120
Federal Republic of Germany	4.750%	7/4/34	1,600	EUR		2,177
France Government Bond OAT	3.750%	4/25/17	1,544	EUR		1,947
France Government Bond OAT	4.000%	4/25/55	7,760	EUR		9,118
Government of Canada	4.000%	6/1/16	4,130	CAD		3,735
Government of Poland	5.000%	10/24/13	1,340	PLN		467
Government of Poland	6.250%	10/24/15	7,204	PLN		2,691
Government of Poland	5.750%	9/23/22	8,680	PLN		3,165
Japan Development Bank	2.300%	3/19/26	560,000	JPY		4,545
Kingdom of Denmark	5.000%	11/15/13	17,460	DKK		3,245
Kingdom of Norway	6.500%	5/15/13	10,000	NOK		1,803
Kingdom of Norway	5.000%	5/15/15	29,280	NOK		4,921
Kingdom of Norway	4.250%	5/19/17	9,370	NOK		1,480
Kingdom of Spain	5.750%	7/30/32	1,970	EUR		3,041
Kingdom of the Netherlands	5.500%	1/15/28	1,270	EUR		1,887
Queensland Treasury Corp.	6.000%	6/14/11	16,640	AUD		13,804	D
Republic of France	5.000%	10/25/16	3,359	EUR		4,674	D
Republic of France	4.750%	4/25/35	2,220	EUR		3,004	D
United Kingdom of Great Britain and Northern Ireland	8.000%	6/7/21	960	GBP		2,425
United Kingdom Treasury Stock	5.000%	3/7/12	9,350	GBP		18,223

Total Foreign Government Obligations (Cost — $106,991)						110,225

Total Long-Term Securities (Cost — $149,532)						155,155

Short-Term Securities — 1.5%
Options PurchasedE — N.M.
Euribir Call, September 2007, Strike Price $95.50				68	F	33

Repurchase Agreement — 1.5%
Deutsche Bank AG 5.20%, dated 6/29/07, to be repurchased at $2,527 on 7/2/07 (Collateral: $2,550 Federal Home Loan Bank note, 5.50%, due 3/19/10 value $2,577)			2,526			2,526

Total Short-Term Securities (Cost — $2,615)						2,559

Total Investments — 94.1% (Cost — $152,147)G						157,714
Other Assets Less Liabilities — 5.9%						9,955

Net Assets — 100.0%						$167,669

			Expiration	Actual Contracts		Appreciation/ (Depreciation)
Futures Contracts PurchasedE
Australian Treasury Bond Futures			September 2007	136		45
Bundesobligations Futures			September 2007	234		3
Bundesobligations Futures			September 2007	91		(4)

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased — Continued
LIBOR Futures	March 2008	109	(115)

			$(71)

Futures Contracts WrittenE
U.K. Treasury Bond Futures	September 2007	6	22
U.S. Treasury Note Futures	September 2007	135	(169)
U.S. Treasury Note Futures	September 2007	211	(126)

			$(273)

		Contract to
Counterparty	Settlement Date	Receive		Deliver		Unrealized Gain/(Loss)
Credit Suisse First Boston	8/8/07	CAD	1,216	USD	1,143	4
JPMorgan Chase Bank	8/8/07	CAD	12,000	USD	10,811	507
UBS AG London	8/8/07	DKK	38,000	USD	6,979	(59)
JPMorgan Chase Bank	8/8/07	EUR	3,000	USD	4,095	(29)
Morgan Stanley London	8/8/07	EUR	594	USD	809	(3)
Citibank NA	8/8/07	GBP	1,212	USD	2,421	9
JPMorgan Chase Bank	8/8/07	GBP	1,750	USD	3,484	25
UBS AG London	8/8/07	NOK	2,238	USD	376	4
Credit Suisse First Boston	8/8/07	SEK	12,242	USD	1,814	(21)
Citibank NA	8/8/07	USD	2,036	DKK	11,155	4
Citibank NA	8/8/07	USD	26,094	EUR	19,161	123
Citibank NA	8/8/07	USD	9,956	JPY	1,191,731	231
Citibank NA	8/8/07	USD	2,208	NOK	13,219	(34)
Citibank NA	8/8/07	USD	6,616	PLN	18,520	(43)
Credit Suisse First Boston	8/8/07	USD	9,583	CAD	10,713	(522)
Credit Suisse First Boston	8/8/07	USD	8,862	GBP	4,442	(46)
Deutsche Bank AG London	8/8/07	USD	24,804	GBP	12,433	(127)
Deutsche Bank AG London	8/8/07	USD	8,654	NOK	51,720	(124)
Goldman Sachs International	8/8/07	USD	15,820	AUD	19,236	(500)
Goldman Sachs International	8/8/07	USD	1,243	CAD	1,391	(69)
Goldman Sachs International	8/8/07	USD	499	GBP	250	(2)
Goldman Sachs International	8/8/07	USD	8,313	JPY	1,000,000	152
Goldman Sachs International	8/8/07	USD	1,252	ZAR	8,983	(17)
JPMorgan Chase Bank	8/8/07	USD	12,648	CAD	13,875	(438)
JPMorgan Chase Bank	8/8/07	USD	3,779	DKK	20,691	11
JPMorgan Chase Bank	8/8/07	USD	23,607	EUR	17,346	97
JPMorgan Chase Bank	8/8/07	USD	6,387	GBP	3,200	(30)
UBS AG London	8/8/07	USD	4,680	DKK	25,614	16
UBS AG London	8/8/07	USD	18,670	EUR	13,743	44
UBS AG London	8/8/07	USD	2,204	GBP	1,104	(10)
Goldman Sachs International	8/8/07	ZAR	8,983	USD	1,256	13

						$(834)

AUD—Australian dollar

CAD—Canadian dollar

DKK—Danish krona

EUR—Euro

GBP—British Pound

JPY—Japanese yen

NOK—Norwegian krone

PLN—Polish zloty

SEK—Swedish krona

USD—United States dollar

ZAR—South African rand

N.M.	Not Meaningful.
A	Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
B	Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2007.
C	Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 0.15% of net assets.
D	Inflation-Protected Security—Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
E	Options and futures are described in more detail in the notes to financial statements.
F	Par represents actual number of contracts.
G	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$7,157
Gross unrealized depreciation	(1,590)

Net unrealized appreciation/(depreciation)	$5,567

†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

PLN — Polish Zloty

Swap Agreements

The Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Credit default swaps (denoted in the table on the following pages by a superscript 1) involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. Interest rate swap contracts (denoted in the table on the following pages by a superscript 2) involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Commodity swaps, (denoted in the table on the following pages by a superscript 3), are agreements to exchange cash flows at specified intervals to gain investment exposure to the relevant spread of commodity reference prices. Total return swaps, (denoted in the table on the following pages by a superscript 4), are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Funds will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with swap contracts. Risks may exceed amounts recognized on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

WESTERN ASSET INFLATION INDEXED BOND PLUS PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (CDX HY 4)[1]	June 20, 2010	Specified amount upon credit event noticeF	3.6% Quarterly	9,500	494
Deutsche Bank AG (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.75% Quarterly	14,700	(56)
J.P. Morgan Chase & Co. (Ford Motor Credit Company, 7.%, due 8/15/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	2.9% Quarterly	5,000	60
Merrill Lynch & Co., Inc. (El Paso Corporation, 7%, due 5/15/11)[1]	June 20, 2010	Specified amount upon credit event noticeF	3.625% Quarterly	2,500	180
Merrill Lynch & Co., Inc. (Ford Motor Credit Company, 7.375%, due 10/28/9)[1]	June 20, 2010	Specified amount upon credit event noticeB	5.5% Quarterly	2,500	197
Merrill Lynch & Co., Inc. (General Motors Acceptance Corporation, 7.75%, due 1/19/10)[1]	March 20, 2010	Specified amount upon credit event noticeB	3.55% Quarterly	5,000	230
The Goldman Sachs Group, Inc. (Eastman Kodak Corporation, 7.25%, due 11/15/13)[1]	March 20, 2011	Specified amount upon credit event noticeB	2.57% Quarterly	4,800	152
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	4.5% Quarterly	7,500	550

				$51,500	$1,807

WESTERN ASSET INTERMEDIATE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (Nadarko Petroleum Corp., 5.95%, due 9/15/16)[1]	December 20, 2007	Specified amount upon credit event noticeB	0.1% Quarterly	$1,900	$(0)
Deutsche Bank AG (Freddie Mac, 5%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event noticeB	0.29% Quarterly	$1,945	$23
Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event noticeB	0.87% Quarterly	$1,296	$1
Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event noticeB	0.9% Quarterly	$405	$0
Morgan Stanley and Company, Inc. (SLM Corp., 5.125%, due 2/15/12)[1]	April 23, 2007	Specified amount upon credit event noticeB	3% Quarterly	$800	$0
Morgan Stanley and Company, Inc. (iBoxx IG Hi-Vol8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.75% Quarterly	$32,100	$(180)
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2012	Specified amount upon credit event noticeF	1% Quarterly	$7,811	$158
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.75% Quarterly	$2,800	$(8)
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol8)[1]	June 20, 2012	Specified amount upon credit event noticeF	1% Quarterly	$5,500	$(21)

				$54,558	$(28)

WESTERN ASSET INTERMEDIATE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (Nadarko Petroleum Corp., 5.95%, due 9/15/16)[1]	July 20, 2007	Specified amount upon credit event noticeB	0.87% Quarterly	200	(0)
Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event noticeB	0.87% Quarterly	200	0
Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event noticeB	0.9% Quarterly	100	0
Merrill Lynch & Co., Inc. (iBoxx HY3)[1]	December 20, 2009	Specified amount upon credit event noticeF	3.75% Quarterly	384	12
Morgan Stanley and Company, Inc. (SLM Corp., 5.125%, due 2/15/12)[1]	July 20, 2007	Specified amount upon credit event noticeB	0.9% Quarterly	100	0
Morgan Stanley and Company, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.75% Quarterly	4,500	(25)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.75% Quarterly	400	(1)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.75% Quarterly	700	(3)
The Goldman Sachs Group, Inc. (iBoxx HY2)[1]	September 20, 2009	Specified amount upon credit event noticeF	4.3% Quarterly	238	9

				$6,822	$(8)

WESTERN ASSET CORE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (Heinz Co., 6.428%, due 12/1/8)[1]	December 20, 2008	0.165% Quarterly	Specified amount upon credit event noticeJ	6,650	(9)
Banc of America Securities LLC (Lehnnar Corporation, 5.95%, due 10/17/11 )[1]	September 20, 2011	0.67% Quarterly	Specified amount upon credit event noticeJ	3,700	41
Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12 )[1]	December 20, 2015	0.73% Quarterly	Specified amount upon credit event noticeJ	4,400	(8)
Banc of America Securities LLC (PHH Corp., 7.125%, due 3/1/13 )[1]	March 20, 2013	1.05% Quarterly	Specified amount upon credit event noticeJ	5,010	(166)
Banc of America Securities LLC[2]	November 10, 2015	4.864% Semi-annually	3-month LIBORD	4,400	221
Banc of America Securities LLC[2]	December 1, 2008	5.03% Semi-annually	3-month LIBORD	6,650	32
Banc of America Securities LLC[2]	March 1, 2013	5.104% Semi-annually	3-month LIBORD	4,700	95
Banc of America Securities LLC[2]	October 17, 2011	5.293% Semi-annually	3-month LIBORD	3,700	24
Barclays Capital Inc. (AmerisourceBergen Corp., 5.625%, due 9/15/12)[1]	September 20, 2012	0.5% Quarterly	Specified amount upon credit event noticeC	3,520	8
Barclays Capital Inc. (Boston Scientific Inc., 5.45%, due 6/15/14)[1]	June 20, 2014	0.88% Quarterly	Specified amount upon credit event noticeJ	3,530	12
Barclays Capital Inc. (Cardinal Health Inc., 5.85%, due 12/15/17)[1]	September 20, 2016	0.49% Quarterly	Specifieds amount upon credit event noticeJ	3,530	31
Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 6/25/12)[1]	June 20, 2012	0.63% Quarterly	Specified amount upon credit event noticeJ	3,550	(34)

WESTERN ASSET CORE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (Motorola Inc., 6.5%, due 9/1/25)[1]	December 20, 2011	0.32% Quarterly	Specified amount upon credit event noticeJ	5,600	(6)
Barclays Capital Inc.[2]	June 25, 2012	5.06% Semi-annually	3-month LIBORD	3,550	66
Barclays Capital Inc.[2]	September 15, 2012	5.189% Semi-annually	3-month LIBORD	3,520	50
Barclays Capital Inc.[2]	June 15, 2014	5.264% Semi-annually	3-month LIBORD	3,530	62
Barclays Capital Inc.[2]	October 20, 2016	5.326% Semi-annually	3-month LIBORD	3,530	82
Barclays Capital Inc.[2]	November 1, 2011	5.439% Semi-annually	3-month LIBORD	5,600	5
Bear Stearns, Inc. (Bell South Corp., 6%, due 10/15/11)[1]	September 20, 2014	0.28% Quarterly	Specified amount upon credit event noticeJ	4,270	(8)
Bear Stearns, Inc. (Ford Motor Credit Company, 7%, due 10/1/13 )[1]	June 20, 2010	Specified amount upon credit event noticeB	4.83% Quarterly	12,500	772
Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2011	0.59% Quarterly	Specified amount upon credit event notice J	2,500	(28)
Bear Stearns, Inc. (Washington Mutual Inc., 5.25%, due 9/15/17 )[1]	March 20, 2017	Specified amount upon credit event notice B	0.81% Quarterly	9,600	175
Bear Stearns, Inc. (ABX-HE-A 06-2)[1]	May 25, 2046	Specified amount upon credit event noticeF	0.44% Quarterly	25,000	(1,767)
Bear Stearns, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.75% Quarterly	28,500	(38)
Bear Stearns, Inc.[2]	September 15, 2014	5% Semi-annually	3-month LIBORD	4,270	147
Bear Stearns, Inc.[2]	April 30, 2011	5.05% Semi-annually	3-month LIBORD	2,500	33
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8 1-Month LIBOR D + 160 bpG, due 6/25/35)[1]	April 25, 2035	1.28% Monthly	Specified amount upon credit event noticeC	784	47
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9 1-Month LIBOR D + 250 bpG, due 6/25/35)[1]	April 25, 2035	2.05% Monthly	Specified amount upon credit event noticeC	784	61

WESTERN ASSET CORE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (ACE Securities Corp., 2005-HE1 M8 1-Month LIBOR D + 138 bpG, due 2/25/35)[1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event noticeC	784	64
Credit Suisse First Boston USA (ACE Securities Corp., 2005-HE1 M9 1-Month LIBOR D + 220 bpG, due 2/25/35)[1]	February 25, 2035	2.06% Monthly	Specified amount upon credit event noticeC	784	82
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2 1-Month LIBOR D +190 bpG, due 10/25/34)[1]	October 25, 2034	1.37% Monthly	Specified amount upon credit event noticeC	1,046	83
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2 1Month LIBOR D + 130 bpG, due 3/25/35)[1]	March 25, 2035	1.31% Quarterly	Specified amount upon credit event noticeC	784	79
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3 1-Month LIBOR D + 200 bpG, due 3/25/35)[1]	March 25, 2035	2.18% Quarterly	Specified amount upon credit event noticeC	784	132
Credit Suisse First Boston USA (AmerisourceBergen Corp., 8.125%, due 9/1/8)[1]	September 20, 2015	0.9% Quarterly	Specified amount upon credit event noticeC	3,050	(2)
Credit Suisse First Boston USA (Argent Securities Inc., 2004-W4 M3 1-Month LIBOR D + 300 bpG, due 3/25/34)[1]	March 25, 2034	2.2% Monthly	Specified amount upon credit event noticeC	1,041	74
Credit Suisse First Boston USA (Argent Securities Inc., 2004-W11 M9 1-Month LIBOR D + 225 bpG, due 11/25/34)[1]	November 25, 2034	1.33% Monthly	Specified amount upon credit event noticeC	784	34
Credit Suisse First Boston USA (Argent Securities Inc., 2004-W11 M10 1-Month LIBOR D + 350 bpG, due 11/25/34)[1]	November 25, 2034	2.15% Monthly	Specified amount upon credit event noticeC	784	76
Credit Suisse First Boston USA (ConocoPhillips, 4.75%, due 10/15/12)[1]	September 20, 2012	Specified amount upon credit event noticeB	0.27% Quarterly	1,000	5
Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event noticeF	1.4% Quarterly	6,500	27
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8 1-Month LIBOR D + 180 bpG, due 11/25/34)[1]	November 25, 2034	1.31% Monthly	Specified amount upon credit event noticeC	784	62
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9 1-Month LIBOR D + 315 bpG, due 11/25/34)[1]	November 25, 2034	2.18% Monthly	Specified amount upon credit event noticeC	437	43
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR D + 135 bpG, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event noticeC	784	77
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR D + 100 bpG, due 1/25/35)[1]	January 25, 2035	2.08% Monthly	Specified amount upon credit event noticeC	784	94
Credit Suisse First Boston USA (Home Depot Inc., 3.75%, due 9/15/9)[1]	September 20, 2010	0.17% Quarterly	Specified amount upon credit event noticeJ	1,380	—

WESTERN ASSET CORE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR D + 190 bpG, due 3/25/35)[1]	March 25, 2035	1.28% Monthly	Specified amount upon credit event noticeC	784	64
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR D + 325 bpG, due 3/25/35)[1]	March 25, 2035	2.05% Monthly	Specified amount upon credit event noticeC	784	81
Credit Suisse First Boston USA (Limited Brands Inc., 6.125%, due 12/1/12)[1]	December 20, 2012	0.6% Quarterly	Specified amount upon credit event noticeJ	5,870	16
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9 1-Month LIBOR D + 350 bpG, due 2/25/34)[1]	February 25, 2034	2.15% Monthly	Specified amount upon credit event noticeC	397	23
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8 1-Month LIBOR D + 170 bpG, due 2/25/35)[1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event noticeC	784	54
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9 1-Month LIBOR D + 275 bpG, due 2/25/35)[1]	February 25, 2035	2.08% Monthly	Specified amount upon credit event noticeC	784	102
Credit Suisse First Boston USA (Marsh and Mclennan Company, Inc., 5.375%, due 7/15/14)[1]	September 20, 2010	0.46% Monthly	Specified amount upon credit event noticeJ	3,070	(7)
Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)[1]	September 20, 2013	0.75% Monthly	Specified amount upon credit event noticeJ	3,320	(10)
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8 1-Month LIBOR D + 153 bpG, due 12/25/34)[1]	December 25, 2034	1.31% Monthly	Specified amount upon credit event noticeC	784	61
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9 1-Month LIBOR D + 240 bpG, due 12/25/34)[1]	December 25, 2034	2.08% Monthly	Specified amount upon credit event noticeC	784	80
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2004-WMC4 B3 1-Month LIBOR D + 375 bpG, due 4/25/35)[1]	April 25, 2035	2.15% Monthly	Specified amount upon credit event noticeC	1,046	44
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B2 1-Month LIBOR D + 135 bpG, due 9/25/35)[1]	September 25, 2035	1.28% Monthly	Specified amount upon credit event noticeC	784	45
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B3 1-Month LIBOR D + 225 bpG, due 9/25/35)[1]	September 25, 2035	2.05% Monthly	Specified amount upon credit event noticeC	784	24
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B2 1-Month LIBOR D + 130 bpG, due 10/25/35)[1]	October 25, 2035	1.28% Monthly	Specified amount upon credit event noticeC	784	67
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B3 1-Month LIBOR D + 205 bpG, due 10/25/35)[1]	October 25, 2035	2.05% Monthly	Specified amount upon credit event noticeC	784	91
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2 1-Month LIBOR D + 130 bpG, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event noticeC	784	55

WESTERN ASSET CORE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3 1-Month LIBOR D + 215 bpG, due 1/25/35)[1]	January 25, 2035	2.18% Monthly	Specified amount upon credit event noticeC	784	68
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9 1-Month LIBOR D + 325 bpG, due 8/25/34)[1]	August 25, 2034	2.15% Monthly	Specified amount upon credit event noticeC	1,046	58
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8 1-Month LIBOR D + 140 bpG, due 3/25/35)[1]	March 25, 2035	1.31% Monthly	Specified amount upon credit event noticeC	784	40
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9 1-Month LIBOR D + 205 bpG, due 3/25/35)[1]	March 25, 2035	2.18% Monthly	Specified amount upon credit event noticeC	784	68
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2 1-Month LIBOR D + 135 bpG, due 6/25/35)[1]	June 25, 2035	1.28% Monthly	Specified amount upon credit event noticeC	784	56
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3 1-Month LIBOR D + 195 bpG, due 6/25/35)[1]	June 25, 2035	2.05% Monthly	Specified amount upon credit event noticeC	784	76
Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8 1-Month LIBOR D + 155 bpG, due 1/25/36)[1]	January 25, 2036	1.36% Monthly	Specified amount upon credit event noticeC	784	75
Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M9 1-Month LIBOR D + 250 bpG, due 1/25/36)[1]	January 25, 2036	2.18% Monthly	Specified amount upon credit event noticeC	784	114
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6 1-Month LIBOR D + 230 bpG, due 6/25/34)[1]	June 25, 2034	1.37% Quarterly	Specified amount upon credit event noticeC	1,046	42
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR D + 165 bpG, due 1/25/35)[1]	January 25, 2035	1.28% Monthly	Specified amount upon credit event noticeC	784	89
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3 1-Month LIBOR D + 260 bpG, due 1/25/35) [1]	January 25, 2035	2.05% Monthly	Specified amount upon credit event noticeC	784	111
Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)[1]	March 20, 2011	0.79% Quarterly	Specified amount upon credit event noticeJ	2,100	30
Credit Suisse First Boston USA (Starwood Hotels, 7.875%, due 5/1/12)[1]	December 20, 2011	1.37% Quarterly	Specified amount upon credit event noticeC	3,050	(22)
Credit Suisse First Boston USA (Vodafone Group, 7.75%, due 2/15/10)[1]	September 20, 2015	0.54% Quarterly	Specified amount upon credit event noticeJ	6,040	(48)
Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeC	24,167	(231)
Credit Suisse First Boston USA[2]	September 15, 2010	5.0025% Semi-annually	3-month LIBORD	3,070	37

WESTERN ASSET CORE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA[2]	May 1, 2012	4.9025% Semi-annually	3-month LIBORD	5,870	167
Credit Suisse First Boston USA[2]	August 15, 2013	5.0225% Semi-annually	3-month LIBORD	3,020	81
Credit Suisse First Boston USA[2]	May 1, 2012	5.085% Semi-annually	3-month LIBORD	2,750	46
Credit Suisse First Boston USA[2]	September 15, 2015	5.1285% Semi-annually	3-month LIBORD	5,740	182
Credit Suisse First Boston USA[2]	September 15, 2015	5.16% Semi-annually	3-month LIBORD	3,050	91
Credit Suisse First Boston USA[2]	March 1, 2011	5.229% Semi-annually	3-month LIBORD	2,110	14
Credit Suisse First Boston USA[2]	August 15, 2010	5.446% Semi-annually	3-month LIBORD	1,380	—
Deutsche Bank AG (Autozone Inc., 6.95%, due 6/15/16)[1]	June 20, 2016	0.58% Quarterly	Specified amount upon credit event noticeJ	5,620	9
Deutsche Bank AG (Countrywide Home Loan Inc., 4%, due 3/22/11)[1]	March 20, 2017	Specified amount upon credit event notice B	0.94% Quarterly	9,600	64
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event notice B	1.25% Quarterly	1,100	0
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event notice B	1.67% Quarterly	1,300	(73)
Deutsche Bank AG (Fannie Mae, 6%, due 5/15/11)[1]	December 20, 2009	Specified amount upon credit event notice B	0.215% Quarterly	11,700	44
Deutsche Bank AG (Ford Motor Credit Company, 7%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event notice B	5.05% Quarterly	17,100	1,215
Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	March 20, 2015	Specified amount upon credit event notice B	2.93% Quarterly	1,700	(234)

WESTERN ASSET CORE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Freddie Mac, 5%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event notice B	0.29% Quarterly	15,600	181
Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit event noticeC	7,400	(51)
Deutsche Bank AG (iBoxx 30 Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeC	7,153	(21)
Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeF	1.25% Quarterly	9,415	91
Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2014	Specified amount upon credit event noticeF	1.3% Quarterly	8,043	69
Deutsche Bank AG2	June 17, 2010	3-month LIBORD	4.3132% Semi-annually	31,430	(924)
Deutsche Bank AG2	October 5, 2008	3-month LIBORD	4.6545% Semi-annually	115,540	(1,043)
Deutsche Bank AG2	October 11, 2010	3-month LIBORD	4.7077% Semi-annually	206,790	(4,361)
Deutsche Bank AG2	June 15, 2016	5.1825% Semi-annually	3-month LIBORD	5,620	179
Deutsche Bank AG2	July 13, 2011	3-month LIBORD	5.6281% Semi-annually	83,870	547
Deutsche Bank AG2	July 21, 2016	3-month LIBORD	5.6931% Semi-annually	77,910	736
JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice B	6% Quarterly	10,500	874
JP Morgan Chase & Co. (Limited Brands Inc., 6.125%, due 12/1/12)[1]	December 20, 2012	0.67% Quarterly	Specified amount upon credit event notice J	3,550	(2)
JP Morgan Chase & Co.[2]	December 1, 2012	5.275% Semi-Annually	3-month LIBORD	3,550	39
JP Morgan Chase & Co.[2]	September 7, 2016	5.3215% Semi-Annually	3-month LIBORD	35,900	857
JP Morgan Chase & Co.[2]	June 8, 2009	3-month LIBORD	5.393% Semi-Annually	157,400	66

WESTERN ASSET CORE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2010	Specified amount upon credit event notice B	5.25% Quarterly	10,000	483
Lehman Brothers Holdings Inc. (Sara Lee Corporation, 6.125%, due 11/1/32)[1]	September 20, 2011	0.44% Quarterly	Specified amount upon credit event notice J	5,500	(25)
Lehman Brothers Holdings Inc. (Sprint Capital Corporation, 8.375%, due 3/15/12)[1]	December 20, 2007	Specified amount upon credit event notice B	0.05% Quarterly	1,230	(0)
Lehman Brothers Holdings Inc. (Sprint Capital Corporation, 8.375%, due 3/15/12)[1]	December 20, 2011	0.45% Quarterly	Specified amount upon credit event noticeJ	2,990	5
Lehman Brothers Holdings Inc. (Sprint Capital Corporation, 8.375%, due 3/15/12)[1]	December 20, 2011	0.53% Quarterly	Specified amount upon credit event noticeJ	3,070	(4)
Lehman Brothers Holdings Inc. (Sprint Capital Corporation, 8.375%, due 3/15/12)[1]	December 20, 2016	Specified amount upon credit event notice B	0.94% Quarterly	1,760	(15)
Lehman Brothers Holdings Inc. (Sprint Capital Corporation, 8.375%, due 3/15/12)[1]	December 20, 2016	Specified amount upon credit event notice B	1.07% Quarterly	1,800	2
Lehman Brothers Holdings Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2011	0.57% Quarterly	Specified amount upon credit event noticeJ	3,580	(38)
Lehman Brothers Holdings Inc. (Washington Mutual Inc., 5.25%, due 9/15/17)[1]	June 20, 2017	Specified amount upon credit event notice F	0.65% Quarterly	9,600	54
Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeC	8,507	(39)
Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol3)[1]	September 20, 2009	1.05% Quarterly	Specified amount upon credit event noticeC	773	(4)
Lehman Brothers Holdings Inc.[2]	October 7, 2007	3-month LIBORD	4.6012% Semi-Annually	630	(2)
Lehman Brothers Holdings Inc.[2]	April 30, 2011	5.0704% Semi-Annually	3-month LIBORD	3,580	45
Lehman Brothers Holdings Inc.[2]	September 15, 2011	5.193% Semi-Annually	3-month LIBORD	5,500	54

WESTERN ASSET CORE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings Inc.[4]	September 1, 2007	1-month LIBORD	LEHM US ABS AAA Floating Home Equities IndexH	83,900	23
Lehman Brothers Holdings Inc.[4]	September 1, 2007	1-month LIBORD	LEHM US ABS AAA Floating Home Equities IndexH	58,800	15
Lehman Brothers Holdings Inc.[4]	September 1, 2007	1-month LIBORD	LEHM US ABS AAA Floating Home Equities IndexH	58,800	15
Merrill Lynch & Co., Inc. (Pacific Gas & Electric Co., 4.8%, due 3/1/14)[1]	June 20, 2009	Specified amount upon credit event noticeF	0.42% Quarterly	2,100	13
Merrill Lynch & Co., Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.82% Quarterly	48,100	(778)
Merrill Lynch & Co., Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.9% Quarterly	16,400	(208)
Morgan Stanley and Company, Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2012	0.36% Monthly	Specified amount upon credit event noticeJ	5,460	0
Morgan Stanley and Company, Inc.[2]	April 30, 2016	5.189% Semi-Annually	3-month LIBORD	3,400	104
RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)[1]	March 20, 2012	Specified amount upon credit event notice B	0.66% Quarterly	39,300	15
RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)[1]	June 20, 2012	Specified amount upon credit event notice B	0.72% Quarterly	25,000	55
RBS Greenwich (DSLA Mortgage Loan Trust 2005 - AR5, 1-Month LIBOR D + 175 bpG, due 8/19/45)[1]	August 19, 2045	4.5% Monthly	Specified amount upon credit event noticeC	1,298	20
RBS Greenwich (Embarq Corporation, 7.082%, due 6/1/16)[1]	March 20, 2008	Specified amount upon credit event notice B	0.15% Quarterly	1,220	0
RBS Greenwich (Embarq Corporation, 7.082%, due 6/1/16)[1]	March 20, 2012	0.66% Monthly	Specified amount upon credit event noticeC	2,960	(8)
RBS Greenwich (Embarq Corporation, 7.082%, due 6/1/16)[1]	March 20, 2017	Specified amount upon credit event notice B	1.43% Quarterly	1,740	12
RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event notice B	4.26% Quarterly	25,000	1,202
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	June 20, 2010	Specified amount upon credit event notice B	4.53% Quarterly	15,000	1,112

WESTERN ASSET CORE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event notice B	4.68% Quarterly	25,000	1,951
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	September 20, 2010	Specified amount upon credit event notice B	5.75% Quarterly	7,500	843
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice B	6.8% Quarterly	5,900	596
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice B	7.1% Quarterly	5,800	632
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice B	7.7% Quarterly	12,500	1,629
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice B	8.4% Quarterly	12,500	1,783
RBS Greenwich (Harborview Mortgage Loan Trust 2005 - 12, 1-Month LIBOR D + 175 bpG, due 10/19/35)[1]	October 19, 2035	2.5% Monthly	Specified amount upon credit event noticeC	1,295	20
RBS Greenwich (Home Depot Inc., 5.4%, due 3/01/16)[1]	March 20, 2016	0.48% Monthly	Specified amount upon credit event noticeJ	4,250	28
RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005 - AR18, 1-Month LIBOR D + 125 bpG, due 10/25/36)[1]	October 25, 2036	2.7% Monthly	Specified amount upon credit event noticeC	1,390	15
RBS Greenwich (Residential Capital Corp., 6.5%, due 4/17/13)[1]	September 20, 2012	Specified amount upon credit event notice B	2.32% Quarterly	25,000	193
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	June 20, 2012	Specified amount upon credit event notice B	1.38% Quarterly	20,000	(1,057)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	June 20, 2012	Specified amount upon credit event notice B	1.78% Quarterly	25,000	(827)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice B	2.35% Quarterly	1,500	(19)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice B	2.4% Quarterly	1,500	(16)

WESTERN ASSET CORE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice B	2.44% Quarterly	25,000	(221)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice B	2.67% Quarterly	10,000	—
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice B	2.67% Quarterly	10,000	—
RBS Greenwich (Time Warner Inc 6.875%, due 5/1/12)[1]	September 20, 2010	Specified amount upon credit event notice B	0.47% Quarterly	5,000	51
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	December 20, 2010	Specified amount upon credit event notice B	0.5% Quarterly	12,500	140
RBS Greenwich (Washington Mutual Inc., 5.25%, due 9/15/17)[1]	March 20, 2017	Specified amount upon credit event notice B	0.64% Quarterly	10,000	56
RBS Greenwich (Washington Mutual 2005 - AR11, 1-Month LIBOR D + 120 bpG, due 8/25/45)[1]	August 25, 2045	2.55% Monthly	Specified amount upon credit event noticeC	542	6
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.75% Quarterly	14,800	(84)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.75% Quarterly	14,600	(36)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.75% Quarterly	17,300	0
RBS Greenwich (iBoxx IG Hi-Vol3)[1]	March 20, 2010	1.05% Quarterly	Specified amount upon credit event noticeC	17,303	293
RBS Greenwich[2]	March 1, 2016	5.12% Semi-annually	3-month LIBORD	4,250	148
The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event notice B	1.67% Quarterly	1,400	(79)
The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event notice B	4.75% Quarterly	1,900	113

WESTERN ASSET CORE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event notice B	6% Quarterly	5,000	561
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	June 20, 2010	Specified amount upon credit event notice B	8.95% Quarterly	5,000	784
The Goldman Sachs Group, Inc. (Washington Mutual Inc., 5.25%, due 9/15/17 )[1]	June 20, 2017	Specified amount upon credit event notice B	0.75% Quarterly	9,600	121
The Goldman Sachs Group, Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.82% Quarterly	48,100	(778)
The Goldman Sachs Group, Inc. (CDX IG HVOL 3)[1]	March 20, 2010	Specified amount upon credit event noticeF	1.05% Quarterly	48,333	719
The Goldman Sachs Group, Inc. (CDX IG HVOL 3)[1]	March 20, 2010	Specified amount upon credit event noticeF	1.05% Quarterly	16,433	317
The Goldman Sachs Group, Inc. (CDX IG HVOL 3)[1]	March 20, 2010	Specified amount upon credit event noticeF	1.05% Quarterly	32,093	1,040
The Goldman Sachs Group, Inc. (CDX IG HVOL 4)[1]	June 20, 2010	0.9% Quarterly	Specified amount upon credit event noticeC	14,200	15
The Goldman Sachs Group, Inc. (CDX IG HVOL 4)[1]	December 20, 2010	0.85% Quarterly	Specified amount upon credit event noticeC	14,200	(13)
The Goldman Sachs Group, Inc. (CDX IG HVOL 5)[1]	December 20, 2010	0.85% Quarterly	Specified amount upon credit event noticeC	30,100	(38)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.75% Quarterly	80,900	(651)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.75% Quarterly	34,000	(110)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.75% Quarterly	14,100	(53)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.75% Quarterly	29,200	(161)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.75% Quarterly	28,200	(17)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.75% Quarterly	19,600	(28)

WESTERN ASSET CORE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event noticeF	0.75% Quarterly	100,000	(81)
The Goldman Sachs Group, Inc.[2]	September 14, 2007	3-month LIBORD	3.215% Semi-annually	26,500	(127)
The Goldman Sachs Group, Inc.2 *	March 10, 2009	3-month LIBORD	4.360% Semi-annually	54,100	(485)
The Goldman Sachs Group, Inc.[2]	November 3, 2011	3-month LIBORD	5.0435% Semi-annually	81,800	(1,315)
The Goldman Sachs Group, Inc.[2]	January 12, 2012	3-month LIBORD	5.0863% Semi-annually	71,000	(1,090)
The Goldman Sachs Group, Inc.[2]	September 19, 2037	3-month LIBORD	5.25% Semi-annually	22,700	666
The Goldman Sachs Group, Inc.[2]	September 19, 2037	3-month LIBORD	5.25% Semi-annually	280,240	4,463
The Goldman Sachs Group, Inc.[2]	January 31, 2012	3-month LIBORD	5.279% Semi-annually	71,100	(560)
The Goldman Sachs Group, Inc.[2]	February 1, 2012	3-month LIBORD	5.315% Semi-annually	81,200	(533)

WESTERN ASSET CORE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc.[2]	February 2, 2017	3-month LIBORD	5.376% Semi-annually	35,200	(738)
The Goldman Sachs Group, Inc.2 **	October 18, 2008	3-month LIBORD	5.55% Semi-annually	229,100	(132)
The Goldman Sachs Group, Inc.2 *****	October 19, 2008	3-month LIBORD	5.55% Semi-annually	223,508	(87)
The Goldman Sachs Group, Inc.[2]	January 10, 2012	3-month LIBORD	5.658% Semi-annually	71,900	(126)
The Goldman Sachs Group, Inc.[2]	July 7, 2011	3-month LIBORD	5.7125% Semi-annually	71,600	682
The Goldman Sachs Group, Inc.2 ***	October 18, 2016	5.67% Semi-annually	3-month LIBORD	55,877	489
The Goldman Sachs Group, Inc.2 ****	October 19, 2016	5.69% Semi-annually	3-month LIBORD	55,877	445

				$3,813,992	12,473

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (Heinz Co., 6.428%, due 12/1/8)[1]	December 20, 2008	0.165% Quarterly	Specified amount upon credit event notice J	11,660	(16)
Banc of America Securities LLC (Lehnnar Corporation, 5.95%, due 10/17/11)[1]	September 20, 2011	0.67% Quarterly	Specified amount upon credit event notice J	6,300	70
Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12)[1]	December 20, 2015	0.73% Quarterly	Specified amount upon credit event notice J	7,950	(15)
Banc of America Securities LLC (PHH Corp., 7.125%, due 3/1/13 )[1]	March 20, 2013	1.05% Quarterly	Specified amount upon credit event notice J	8,640	(286)
Banc of America Securities LLC[2]	November 10, 2015	4.864% Semi-annually	3-month LIBORD	7,950	399
Banc of America Securities LLC[2]	December 1, 2008	5.03% Semi-annually	3-month LIBORD	11,660	56
Banc of America Securities LLC[2]	March 1, 2013	5.104% Semi-annually	3-month LIBORD	8,100	163
Banc of America Securities LLC[2]	October 17, 2011	5.293% Semi-annually	3-month LIBORD	6,300	40
Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 9/15/12)[1]	September 20, 2012	0.5% Quarterly	Specified amount upon credit event notice C	6,330	14
Barclays Capital Inc. (Boston Scientific Inc., 5.45%, due 6/15/14)[1]	June 20, 2014	0.88% Quarterly	Specified amount upon credit event notice J	6,260	20
Barclays Capital Inc. (Cardinal Health Inc., 5.85%, due 12/15/17)[1]	September 20, 2016	0.49% Quarterly	Specified amount upon credit event notice J	6,260	55
Barclays Capital Inc. (General Motors Corp., 7.125%, due 7/15/13)[1]	December 20, 2011	Specified amount upon credit event notice B	4.16% Quarterly	7,000	(102)
Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 6/25/12)[1]	June 20, 2012	0.63% Quarterly	Specified amount upon credit event notice J	6,240	(60)

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (Motorola Inc., 6.5%, due 9/1/25)[1]	December 20, 2011	0.32% Quarterly	Specified amount upon credit event notice J	10,850	(12)
Barclays Capital Inc. (CDX HY 7)[1]	December 20, 2011	3.25% Quarterly	Specified amount upon credit event notice C	38,500	1,089
Barclays Capital Inc.[2]	June 25, 2012	5.06% Semi-annually	3-month LIBORD	6,240	116
Barclays Capital Inc.[2]	September 15, 2012	5.189% Semi-annually	3-month LIBORD	6,330	89
Barclays Capital Inc.[2]	June 15, 2014	5.264% Semi-annually	3-month LIBORD	6,260	110
Barclays Capital Inc.[2]	October 20, 2016	5.326% Semi-annually	3-month LIBORD	6,260	145
Barclays Capital Inc.[2]	November 1, 2011	5.439% Semi-annually	3-month LIBORD	10,850	10
Bear Stearns, Inc. (Bell South Corp., 6%, due 10/15/11)[1]	September 20, 2014	0.28% Quarterly	Specified amount upon credit event notice J	8,250	(15)
Bear Stearns, Inc. (Ford Motor Credit Company 7%, due 10/1/13 )[1]	June 20, 2010	Specified amount upon credit event notice B	4.83% Quarterly	12,500	772
Bear Stearns, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	March 20, 2012	Specified amount upon credit event notice B	3.2% Quarterly	9,900	(234)
Bear Stearns, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	March 20, 2012	Specified amount upon credit event notice B	3.25% Quarterly	18,500	(403)
Bear Stearns, Inc. (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.32% Quarterly	Specified amount upon credit event notice J	2,620	(13)
Bear Stearns, Inc. (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.32% Quarterly	Specified amount upon credit event notice J	3,470	(15)
Bear Stearns, Inc. (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.35% Quarterly	Specified amount upon credit event notice J	790	(4)
Bear Stearns, Inc. (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.36% Quarterly	Specified amount upon credit event notice J	2,620	(16)
Bear Stearns, Inc. (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.36% Quarterly	Specified amount upon credit event notice J	2,620	(16)

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2011	0.59% Quarterly	Specified amount upon credit event notice J	4,300	(48)
Bear Stearns, Inc. (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.33% Quarterly	Specified amount upon credit event notice J	790	(5)
Bear Stearns, Inc. (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.335% Quarterly	Specified amount upon credit event notice J	2,620	(18)
Bear Stearns, Inc. (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.34% Quarterly	Specified amount upon credit event notice J	2,620	(18)
Bear Stearns, Inc. (CDX HY 3)[1]	December 20, 2010	3.95% Quarterly	Specified amount upon credit event notice C	8,352	37
Bear Stearns, Inc. (CDX HY 6B)[1]	June 20, 2011	3% Quarterly	Specified amount upon credit event notice C	11,600	108
Bear Stearns, Inc. (CDX HY 6B)[1]	June 20, 2011	Specified amount upon credit event notice F	3% Quarterly	25,000	60
Bear Stearns, Inc. (CDX HY 7)[1]	December 20, 2011	3.25% Quarterly	Specified amount upon credit event notice C	28,900	745
Bear Stearns, Inc. (CDX HY 7B)[1]	December 20, 2011	3% Quarterly	Specified amount upon credit event notice C	19,000	266
Bear Stearns, Inc. (CDX HY 7B)[1]	December 20, 2011	3% Quarterly	Specified amount upon credit event notice C	23,300	440
Bear Stearns, Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.91% Quarterly	31,750	(403)
Bear Stearns, Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice F	1.01% Quarterly	31,800	(403)
Bear Stearns, Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice F	1.05% Quarterly	12,700	(161)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	56,100	(75)
Bear Stearns, Inc.[2]	December 22, 2011	3-month LIBORD	4.9925% Semi-annually	54,900	(1,025)
Bear Stearns, Inc.[2]	September 15, 2014	5% Semi-annually	3-month LIBORD	8,250	283

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc.[2]	April 30, 2011	5.05% Semi-annually	3-month LIBORD	4,300	57
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8 1-Month LIBOR D + 160 bpG, due 6/25/35)[1]	April 25, 2035	1.28% Monthly	Specified amount upon credit event notice C	1,122	67
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9 1-Month LIBOR D + 250 bpG, due 6/25/35)[1]	April 25, 2035	2.05% Monthly	Specified amount upon credit event notice C	1,122	87
Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR D + 138 bpG, due 2/25/35)[1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice C	1,122	91
Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBOR D + 220 bpG, due 2/25/35)[1]	February 25, 2035	2.06% Monthly	Specified amount upon credit event notice C	1,122	117
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2 1-Month LIBOR D +190 bpG, due 10/25/34)[1]	October 25, 2034	1.37% Monthly	Specified amount upon credit event notice C	1,494	118
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1Month LIBOR D + 130 bpG, due 3/25/35)[1]	March 25, 2035	1.31% Quarterly	Specified amount upon credit event notice C	1,122	112
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR D + 200 bpG, due 3/25/35)[1]	March 25, 2035	2.18% Quarterly	Specified amount upon credit event notice C	1,122	189
Credit Suisse First Boston USA (Amerisource Bergen Corp 8.125%, due 9/1/8)[1]	September 20, 2015	0.9% Monthly	Specified amount upon credit event notice C	5,350	(4)
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3 1-Month LIBOR D + 300 bpG, due 3/25/34)[1]	March 25, 2034	2.2% Monthly	Specified amount upon credit event notice C	1,488	106
Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M9, 1-Month LIBOR D + 225 bpG, due 11/25/34)[1]	November 25, 2034	1.33% Monthly	Specified amount upon credit event notice C	1,122	49
Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M10, 1-Month LIBOR D + 350 bpG, due 11/25/34)[1]	November 25, 2034	2.15% Monthly	Specified amount upon credit event notice C	1,122	109
Credit Suisse First Boston USA (ConocoPhillips, 4.75%, due 10/15/12)[1]	September 20, 2012	Specified amount upon credit event notice B	0.27% Quarterly	1,460	7
Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event notice F	1.4% Quarterly	9,000	37
Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13 )[1]	September 20, 2010	Specified amount upon credit event notice F	2.32% Quarterly	2,400	67
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR D + 180 bpG, due 11/25/34)[1]	November 25, 2034	1.31% Monthly	Specified amount upon credit event notice C	1,122	89

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR D + 315 bpG, due 11/25/34)[1]	November 25, 2034	2.18% Monthly	Specified amount upon credit event notice C	626	62
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR D + 135 bpG, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice C	1,122	110
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR D + 100 bpG, due 1/25/35)[1]	January 25, 2035	2.08% Monthly	Specified amount upon credit event notice C	1,122	135
Credit Suisse First Boston USA (Home Depot Inc., 3.75%, due 9/15/9)[1]	September 20, 2010	0.17% Quarterly	Specified amount upon credit event notice J	2,720	—
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR D + 190 bpG, due 3/25/35)[1]	March 25, 2035	1.28% Monthly	Specified amount upon credit event notice C	1,122	91
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR D + 325 bpG, due 3/25/35)[1]	March 25, 2035	2.05% Monthly	Specified amount upon credit event notice C	1,122	116
Credit Suisse First Boston USA (Limited Brands Inc., 6.125%, due 12/1/12)[1]	December 20, 2012	0.6% Quarterly	Specified amount upon credit event notice J	10,600	28
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR D + 350 bpG, due 2/25/34)[1]	February 25, 2034	2.15% Monthly	Specified amount upon credit event notice C	567	33
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR D + 170 bpG, due 2/25/35)[1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice C	1,122	78
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR D + 275 bpG, due 2/25/35)[1]	February 25, 2035	2.08% Monthly	Specified amount upon credit event notice C	1,122	146
Credit Suisse First Boston USA (Marsh and Mclennan Companies, Inc., 5.375%, due 7/15/14)[1]	September 20, 2010	0.46% Monthly	Specified amount upon credit event notice J	5,990	(14)
Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)[1]	September 20, 2013	0.75% Monthly	Specified amount upon credit event notice J	5,830	(18)
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR D + 153 bpG, due 12/25/34)[1]	December 25, 2034	1.31% Monthly	Specified amount upon credit event notice C	1,122	88
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR D + 240 bpG, due 12/25/34)[1]	December 25, 2034	2.08% Monthly	Specified amount upon credit event notice C	1,122	115
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2004-WMC4 B3, 1-Month LIBOR D + 375 bpG, due 4/25/35)[1]	April 25, 2035	2.15% Monthly	Specified amount upon credit event notice C	1,494	62
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B2, 1-Month LIBOR D + 130 bpG, due 10/25/35)[1]	October 25, 2035	1.28% Monthly	Specified amount upon credit event notice C	1,122	96

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B3, 1-Month LIBOR D + 205 bpG, due 10/25/35)[1]	October 25, 2035	2.05% Monthly	Specified amount upon credit event notice C	1,122	130
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B2, 1-Month LIBOR D + 135 bpG, due 9/25/35)[1]	September 25, 2035	1.28% Monthly	Specified amount upon credit event notice C	1,122	64
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B3, 1-Month LIBOR D + 225 bpG, due 9/25/35)[1]	September 25, 2035	2.05% Monthly	Specified amount upon credit event notice C	1,122	34
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR D + 130 bpG, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice C	1,122	79
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR D + 215 bpG, due 1/25/35)[1]	January 25, 2035	2.18% Monthly	Specified amount upon credit event notice C	1,122	98
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR D + 325 bpG, due 8/25/34)[1]	August 25, 2034	2.15% Monthly	Specified amount upon credit event notice C	1,494	83
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR D + 140 bpG, due 3/25/35)[1]	March 25, 2035	1.31% Monthly	Specified amount upon credit event notice C	1,122	58
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR D + 205 bpG, due 3/25/35)[1]	March 25, 2035	2.18% Monthly	Specified amount upon credit event notice C	1,122	97
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR D + 135 bpG, due 6/25/35)[1]	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice C	1,122	80
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR D + 195 bpG, due 6/25/35)[1]	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice C	1,122	108
Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR D + 155 bpG, due 1/25/36)[1]	January 25, 2036	1.36% Monthly	Specified amount upon credit event notice C	1,122	107
Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M9, 1-Month LIBOR D + 250 bpG, due 1/25/36)[1]	January 25, 2036	2.18% Monthly	Specified amount upon credit event notice C	1,122	163
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR D + 230 bpG, due 6/25/34)[1]	June 25, 2034	1.37% Quarterly	Specified amount upon credit event notice C	1,494	61
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR D + 165 bpG, due 1/25/35)[1]	January 25, 2035	1.28% Monthly	Specified amount upon credit event notice C	1,122	127
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR D + 260 bpG, due 1/25/35) [1]	January 25, 2035	2.05% Monthly	Specified amount upon credit event notice C	1,122	159

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)[1]	March 20, 2011	0.79% Monthly	Specified amount upon credit event notice J	4,080	59
Credit Suisse First Boston USA (Starwood Hotels, 7.875%, due 5/1/12)[1]	December 20, 2011	1.37% Monthly	Specified amount upon credit event notice C	5,350	(39)
Credit Suisse First Boston USA (Vodafone Group, 7.75%, due 2/15/10)[1]	September 20, 2015	0.54% Monthly	Specified amount upon credit event notice C	10,600	(84)
Credit Suisse First Boston USA (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event notice F	1.25% Quarterly	48,333	505
Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event notice C	24,167	(231)
Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice F	4% Quarterly	3,007	265
Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice F	4% Quarterly	3,007	265
Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice F	4% Quarterly	11,264	515
Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice F	4% Quarterly	15,177	808
Credit Suisse First Boston USA[2]	January 19, 2009	Mexican Interbank Deposit RateI	7.69% Monthly	144,500	(55)
Credit Suisse First Boston USA[2]	December 1, 2012	4.9025% Semi-annually	3-month LIBORD	10,600	301
Credit Suisse First Boston USA[2]	September 15, 2010	5.0025% Semi-annually	3-month LIBORD	5,990	72
Credit Suisse First Boston USA[2]	August 15, 2013	5.0225% Semi-annually	3-month LIBORD	5,300	142
Credit Suisse First Boston USA[2]	May 1, 2012	5.085% Semi-annually	3-month LIBORD	4,800	81

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA[2]	September 15, 2015	5.1285% Semi-annually	3-month LIBORD	10,070	320
Credit Suisse First Boston USA[2]	September 15, 2015	5.16% Semi-annually	3-month LIBORD	5,350	160
Credit Suisse First Boston USA[2]	March 1, 2011	5.229% Semi-annually	3-month LIBORD	4,110	27
Credit Suisse First Boston USA[2]	August 15, 2010	5.446% Semi-annually	3-month LIBORD	2,720	—
Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)[1]	December 20, 2016	Specified amount upon credit event notice F	2.2% Quarterly	3,700	306
Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)[1]	December 20, 2016	Specified amount upon credit event notice F	2.21% Quarterly	4,200	345
Deutsche Bank AG (Autozone Inc., 6.95%, due 6/15/16)[1]	June 20, 2016	0.58% Quarterly	Specified amount upon credit event notice J	10,890	17
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event notice B	1.25% Quarterly	1,600	1
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event notice B	1.67% Quarterly	1,900	(107)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event notice B	2.3% Quarterly	3,020	83
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event notice B	2.3% Quarterly	5,430	149
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event notice B	2.32% Quarterly	3,200	90
Deutsche Bank AG (Fannie Mae, 6%, due 5/15/11)[1]	December 20, 2009	Specified amount upon credit event notice B	0.215% Quarterly	17,000	64
Deutsche Bank AG (Ford Motor Credit Company 7%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event notice B	5.05% Quarterly	25,400	1,804
Deutsche Bank AG (Ford Motor Credit Company 7.45%, due 7/16/31)[1]	March 20, 2015	Specified amount upon credit event notice B	2.93% Quarterly	2,600	(358)

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Freddie Mac 5%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event notice B	0.29% Quarterly	25,100	292
Deutsche Bank AG (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.325% Quarterly	Specified amount upon credit event notice J	2,540	(13)
Deutsche Bank AG (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.325% Quarterly	Specified amount upon credit event notice J	2,540	(11)
Deutsche Bank AG (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.34% Quarterly	Specified amount upon credit event notice J	2,540	(13)
Deutsche Bank AG (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.36% Quarterly	Specified amount upon credit event notice J	2,540	(15)
Deutsche Bank AG (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.38% Quarterly	Specified amount upon credit event notice J	2,540	(17)
Deutsche Bank AG (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.34% Quarterly	Specified amount upon credit event notice J	2,540	(18)
Deutsche Bank AG (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.37% Quarterly	Specified amount upon credit event notice J	2,540	(18)
Deutsche Bank AG (iBoxx 100 HY)[1]	March 20, 2009	Specified amount upon credit event notice F	4.25% Quarterly	9,400	413
Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event notice F	1.25% Quarterly	13,301	129
Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2014	Specified amount upon credit event notice F	1.3% Quarterly	11,175	95
Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit event notice C	6,450	(45)
Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit event notice C	9,500	(66)
Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event notice C	9,183	(26)
Deutsche Bank AG (iBoxx HY 2)[1]	September 20, 2009	Specified amount upon credit event notice F	4.8% Quarterly	2,498	205
Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event notice F	5% Quarterly	4,651	209

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event notice F	5% Quarterly	9,302	383
Deutsche Bank AG2	January 10, 2008	3-month LIBORD	3.75381% Semi-annually	143,500	(1,287)
Deutsche Bank AG2	June 17, 2010	3-month LIBORD	4.31323% Semi-annually	41,570	(1,222)
Deutsche Bank AG2	October 5, 2008	3-month LIBORD	4.6545% Semi-annually	194,330	(1,754)
Deutsche Bank AG2	October 11, 2010	3-month LIBORD	4.70765% Semi-annually	299,650	(6,319)
Deutsche Bank AG2	June 15, 2016	5.1825% Semi-annually	3-month LIBORD	10,890	347
Deutsche Bank AG2	July 13, 2011	3-month LIBORD	5.6281% Semi-annually	133,350	869
Deutsche Bank AG2	July 21, 2016	3-month LIBORD	5.6931% Semi-annually	124,720	1,178
JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice B	6% Quarterly	14,300	1,190
JP Morgan Chase & Co. (Limited Brands Inc., 6.125%, due 12/01/12)[1]	December 20, 2012	0.67% Quarterly	Specified amount upon credit event notice J	6,300	(4)
JP Morgan Chase & Co.[2]	November 6, 2011	3-month LIBORD	5.02% Semi-Annually	93,600	(1,593)
JP Morgan Chase & Co.[2]	December 1, 2012	5.275% Semi-Annually	3-month LIBORD	6,300	70
JP Morgan Chase & Co.[2]	September 7, 2016	5.322% Semi-Annually	3-month LIBORD	59,000	1,408
JP Morgan Chase & Co.[2]	June 8, 2009	3-month LIBORD	5.393% Semi-Annually	304,600	128
JP Morgan Chase & Co.[2]	January 19, 2009	Mexican Interbank Deposit RateI	7.69% Monthly	144,500	(55)
Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	March 20, 2010	Specified amount upon credit event notice B	3.65% Quarterly	4,400	213

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings Inc. (Sara Lee Corporation, 6.125%, due 11/1/32)[1]	September 20, 2011	0.44% Quarterly	Specified amount upon credit event notice J	9,750	(44)
Lehman Brothers Holdings Inc. (Sprint Capital Corp., 8.375%, due 3/15/12)[1]	December 20, 2007	Specified amount upon credit event notice B	0.05% Quarterly	2,220	(1)
Lehman Brothers Holdings Inc. (Sprint Capital Corp., 8.375%, due 3/15/12)[1]	December 20, 2011	0.45% Quarterly	Specified amount upon credit event notice J	5,390	9
Lehman Brothers Holdings Inc. (Sprint Capital Corp., 8.375%, due 3/15/12)[1]	December 20, 2011	0.53% Quarterly	Specified amount upon credit event notice J	5,430	(8)
Lehman Brothers Holdings Inc. (Sprint Capital Corp., 8.375%, due 3/15/12)[1]	December 20, 2016	Specified amount upon credit event notice B	0.94% Quarterly	3,170	(26)
Lehman Brothers Holdings Inc. (Sprint Capital Corp., 8.375%, due 3/15/12)[1]	December 20, 2016	Specified amount upon credit event notice B	1.07% Quarterly	3,200	3
Lehman Brothers Holdings Inc. (Viacom Inc., 6.25%, due 4/30/16)1	March 20, 2011	0.57% Quarterly	Specified amount upon credit event notice J	6,270	(66)
Lehman Brothers Holdings Inc. (CDX HY 5)[1]	December 20, 2010	3.95% Quarterly	Specified amount upon credit event notice C	8,928	40
Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event notice C	1,450	(8)
Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event notice C	12,180	(56)
Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice F	4% Quarterly	3,150	191
Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice F	4% Quarterly	3,245	120
Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice F	4% Quarterly	3,245	120
Lehman Brothers Holdings Inc. (iBoxx HY 6)[1]	June 20, 2011	3.45% Quarterly	Specified amount upon credit event notice C	7,920	(68)
Lehman Brothers Holdings Inc. * (iBoxx IG TMT)[1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit event notice C	9,000	(95)
Lehman Brothers Holdings Inc.[2]	October 7, 2007	3-month LIBORD	4.6012% Semi-annually	80,020	(202)
Lehman Brothers Holdings Inc.[2]	April 30, 2011	5.0704% Semi-Annually	3-month LIBORD	6,270	79

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings Inc.[2]	September 15, 2011	5.193% Semi-Annually	3-month LIBORD	9,750	96
Lehman Brothers Holdings Inc.[4]	September 1, 2007	1-month LIBOR	LEHM US ABS AAA Floating Home Equities IndexH	162,300	45
Lehman Brothers Holdings Inc.[4]	September 1, 2007	1-month LIBOR	LEHM US ABS AAA Floating Home Equities IndexH	113,800	29
Lehman Brothers Holdings Inc.[4]	September 1, 2007	1-month LIBOR	LEHM US ABS AAA Floating Home Equities IndexH	113,800	29
Merrill Lynch & Co., Inc. (AES Corp., 7.75%, due 3/1/14)[1]	March 20, 2017	Specified amount upon credit event notice B	2.6% Quarterly	3,600	(218)
Merrill Lynch & Co., Inc. (AES Corp., 7.75%, due 3/1/14)[1]	March 20, 2017	Specified amount upon credit event notice B	2.8% Quarterly	5,600	(308)
Merrill Lynch & Co., Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event notice B	2.3% Quarterly	1,610	44
Merrill Lynch & Co., Inc. (Pacific Gas & Electric Co., 4.8%, due 3/1/14)[1]	June 20, 2009	Specified amount upon credit event notice F	0.42% Quarterly	2,980	19
Merrill Lynch & Co., Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.82% Quarterly	42,600	(689)
Merrill Lynch & Co., Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.92% Quarterly	31,750	(403)
Merrill Lynch & Co., Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice F	1.125% Quarterly	18,800	—
Morgan Stanley & Co., Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2011	Specified amount upon credit event notice B	2.7% Quarterly	5,000	180
Morgan Stanley & Co., Inc. (Gannett Company Inc., 6.375%, due 4/1/12)[1]	March 20, 2012	0.46% Quarterly	Specified amount upon credit event notice J	4,560	(1)
Morgan Stanley & Co., Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2012	0.36% Quarterly	Specified amount upon credit event notice J	10,540	0
Morgan Stanley & Co., Inc.[2]	April 30, 2016	5.189% Semi-Annually	3-month LIBORD	6,600	203
RBS Greenwich (AES Corp., 7.75%, due 3/1/14)[1]	March 20, 2012	Specified amount upon credit event notice F	1.64% Quarterly	4,000	(151)
RBS Greenwich (AES Corp., 7.75%, due 3/1/14)[1]	June 20, 2012	Specified amount upon credit event notice F	1.9% Quarterly	12,000	(382)

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (AES Corp., 7.75%, due 3/1/14)[1]	March 20, 2012	Specified amount upon credit event notice F	2.07% Quarterly	3,900	(81)
RBS Greenwich (AES Corp., 7.75%, due 3/1/14)[1]	June 20, 2012	Specified amount upon credit event notice F	2.14% Quarterly	10,500	(231)
RBS Greenwich (AES Corp., 7.75%, due 3/1/14)[1]	June 20, 2012	Specified amount upon credit event notice F	2.23% Quarterly	6,300	(116)
RBS Greenwich (AES Corp., 7.75%, due 3/1/14)[1]	June 20, 2012	Specified amount upon credit event notice F	2.23% Quarterly	7,400	(136)
RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)[1]	March 20, 2012	Specified amount upon credit event notice B	0.6% Quarterly	7,400	(16)
RBS Greenwich (DSLA Mortgage Loan Trust 2005 - AR5, 1-Month LIBOR D + 175 bpG, due 8/19/45)[1]	August 19, 2045	4.5% Monthly	Specified amount upon credit event notice C	2,097	32
RBS Greenwich (Dynergy Holdings Inc., 6.875%, due 4/1/11)[1]	December 20, 2011	Specified amount upon credit event notice F	2.25% Quarterly	4,200	68
RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)[1]	December 20, 2011	Specified amount upon credit event notice B	1.83% Quarterly	4,200	16
RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)[1]	March 20, 2012	Specified amount upon credit event notice B	2% Quarterly	9,200	(18)
RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)[1]	March 20, 2012	Specified amount upon credit event notice B	2.01% Quarterly	3,900	(6)
RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)[1]	December 20, 2011	Specified amount upon credit event notice B	2.1% Quarterly	4,200	27
RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)[1]	December 20, 2011	Specified amount upon credit event notice B	2.15% Quarterly	4,100	(34)
RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)[1]	December 20, 2011	Specified amount upon credit event notice B	2.15% Quarterly	4,100	(34)
RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)[1]	September 20, 2012	Specified amount upon credit event notice B	2.33% Quarterly	10,200	75
RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)[1]	December 20, 2016	Specified amount upon credit event notice B	2.8% Quarterly	7,200	(13)
RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)[1]	December 20, 2010	Specified amount upon credit event notice B	3.2% Quarterly	19,300	1,024
RBS Greenwich (El Paso Corp., 7.875%, due 6/15/12)[1]	December 20, 2011	Specified amount upon credit event notice B	1.42% Quarterly	3,500	(28)

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (Embarq Corp., 7.082%, due 6/01/16)[1]	March 20, 2008	Specified amount upon credit event notice B	0.15% Quarterly	2,280	0
RBS Greenwich (Embarq Corp., 7.082%, due 6/01/16)[1]	March 20, 2017	Specified amount upon credit event notice B	1.43% Quarterly	3,260	22
RBS Greenwich (Embarq Corp., 7.082%, due 6/01/16)[1]	March 20, 2012	0.66% Monthly	Specified amount upon credit event notice C	5,540	(15)
RBS Greenwich (Ford Motor Credit Company 7%, due 10/1/13)[1]	September 20, 2011	Specified amount upon credit event notice B	3.75% Quarterly	8,900	383
RBS Greenwich (Ford Motor Credit Company 7%, due 10/1/13)[1]	March 20, 2012	Specified amount upon credit event notice B	5.38% Quarterly	8,200	85
RBS Greenwich (Ford Motor Credit Company 7.45%, due 7/16/31)[1]	June 20, 2012	Specified amount upon credit event notice B	5.1% Quarterly	12,450	(60)
RBS Greenwich (Ford Motor Credit Company 7.45%, due 7/16/31)[1]	June 20, 2012	Specified amount upon credit event notice B	5.15% Quarterly	6,900	(20)
RBS Greenwich (Ford Motor Credit Company 7.45%, due 7/16/31)[1]	June 20, 2012	Specified amount upon credit event notice B	5.85% Quarterly	7,400	174
RBS Greenwich (Ford Motor Credit Company 7.45%, due 7/16/31)[1]	September 20, 2011	Specified amount upon credit event notice B	6.75% Quarterly	18,400	2,445
RBS Greenwich (General Motors Acceptance Corporation, 6%, due 4/1/11)[1]	December 20, 2011	Specified amount upon credit event notice B	1.34% Quarterly	780	15
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2012	Specified amount upon credit event notice B	1.17% Quarterly	8,500	(230)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	December 20, 2011	Specified amount upon credit event notice B	1.2% Quarterly	680	16
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2012	Specified amount upon credit event notice B	1.4% Quarterly	9,400	(174)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	December 20, 2016	Specified amount upon credit event notice B	1.55% Quarterly	4,200	187
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2012	Specified amount upon credit event notice B	1.85% Quarterly	9,700	(16)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2012	Specified amount upon credit event notice B	2% Quarterly	9,300	36
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	September 20, 2010	Specified amount upon credit event notice B	5.75% Quarterly	1,250	141
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	March 20, 2012	Specified amount upon credit event notice B	3.7% Quarterly	8,400	(44)

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice B	6.1% Quarterly	8,000	688
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice B	6.63% Quarterly	19,600	1,973
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice B	6.8% Quarterly	7,500	758
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice B	6.9% Quarterly	10,000	1,081
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice B	7.1% Quarterly	8,000	871
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice B	7.7% Quarterly	12,500	1,629
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	September 20, 2010	Specified amount upon credit event notice B	7.2% Quarterly	7,820	911
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice B	8.4% Quarterly	12,500	1,783
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	December 20, 2010	Specified amount upon credit event notice B	8.95% Quarterly	19,300	3,264
RBS Greenwich (Harborview Mortgage Loan Trust 2005 - 12, 1-Month LIBOR D + 175 bpG, due 10/19/35)[1]	October 19, 2035	2.5% Monthly	Specified amount upon credit event notice C	1,992	30
RBS Greenwich (Home Depot Inc., 5.4%, due 3/1/16 )[1]	March 20, 2016	0.48% Monthly	Specified amount upon credit event notice J	8,230	54
RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005 - AR18, 1-Month LIBOR D + 125 bpG, due 10/25/36)[1]	October 25, 2036	2.7% Monthly	Specified amount upon credit event notice C	1,886	20
RBS Greenwich (SLM Corporation, 5.125%, due 8/27/12)[1]	June 20, 2012	Specified amount upon credit event notice B	1.76% Quarterly	24,300	(824)
RBS Greenwich (SLM Corporation, 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice B	2.35% Quarterly	3,600	(46)
RBS Greenwich (SLM Corporation, 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice B	2.4% Quarterly	3,600	(38)
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event notice B	3.5% Quarterly	3,920	33

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event notice B	3.55% Quarterly	1,600	16
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event notice B	3.55% Quarterly	3,900	39
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event notice B	3.67% Quarterly	5,000	67
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	December 20, 2010	Specified amount upon credit event notice B	3.87% Quarterly	7,700	111
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	September 20, 2010	Specified amount upon credit event notice B	0.47% Quarterly	5,000	51
RBS Greenwich (TXU Corp., 5.55%, due 11/15/14)[1]	September 20, 2012	Specified amount upon credit event notice B	3% Quarterly	5,500	(62)
RBS Greenwich (TXU Corp., 5.55%, due 11/15/14)[1]	September 20, 2012	Specified amount upon credit event notice B	3.05% Quarterly	2,700	(25)
RBS Greenwich (TXU Corp., 5.55%, due 11/15/14)[1]	September 20, 2012	Specified amount upon credit event notice B	3.4% Quarterly	3,100	17
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	December 20, 2010	Specified amount upon credit event notice B	0.5% Quarterly	12,500	140
RBS Greenwich (Washington Mutual 2005 - AR11, 1-Month LIBOR D + 120 bpG, due 8/25/45)[1]	August 25, 2045	2.55% Monthly	Specified amount upon credit event notice C	789	8
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	28,100	(159)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	28,500	(71)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	33,300	1
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	250,000	(1,489)
RBS Greenwich[2]	April 1, 2012	5.011% Semi-annually	3-month LIBORD	4,560	89

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich[2]	March 1, 2016	5.12% Semi-annually	3-month LIBORD	8,230	286
The Goldman Sachs Group, Inc. (AES Corp., 7.75%, due 3/1/14)[1]	December 20, 2011	Specified amount upon credit event notice B	1.88% Quarterly	7,200	(172)
The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event notice B	1.67% Quarterly	1,900	(107)
The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2011	Specified amount upon credit event notice B	2.92% Quarterly	7,300	300
The Goldman Sachs Group, Inc. (Ford Motor Credit Company 7%, due 10/1/13)[1]	September 20, 2011	Specified amount upon credit event notice B	3.8% Quarterly	9,200	311
The Goldman Sachs Group, Inc. (Ford Motor Credit Company 7%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event notice B	4.75% Quarterly	2,500	149
The Goldman Sachs Group, Inc. (Ford Motor Credit Company 7.45%, due 7/16/31)[1]	March 20, 2012	Specified amount upon credit event notice B	6.05% Quarterly	11,500	401
The Goldman Sachs Group, Inc. (Ford Motor Credit Company 7.45%, due 7/16/31)[1]	September 20, 2011	Specified amount upon credit event notice B	6.8% Quarterly	10,000	1,329
The Goldman Sachs Group, Inc. (Ford Motor Credit Company 7.45%, due 7/16/31)[1]	September 20, 2011	Specified amount upon credit event notice B	6.8% Quarterly	8,400	1,116
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12 )[1]	September 20, 2007	Specified amount upon credit event notice B	4.9% Quarterly	10,000	98
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12 )[1]	June 20, 2010	Specified amount upon credit event notice B	5.75% Quarterly	2,000	212
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event notice B	5.95% Quarterly	80	9
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event notice B	6% Quarterly	1,000	112
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	March 20, 2012	Specified amount upon credit event notice B	3.15% Quarterly	19,400	(494)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	March 20, 2012	Specified amount upon credit event notice B	4.4% Quarterly	11,500	236

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	June 20, 2010	Specified amount upon credit event notice B	8.95% Quarterly	5,000	784
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	December 20, 2010	Specified amount upon credit event notice B	7% Quarterly	42,500	4,750
The Goldman Sachs Group, Inc. (JPM Chase Commercial Mortgage, 5.7966%, due 5/15/47)[1]	May 15, 2047	0.75% Monthly	Specified amount upon credit event notice C	5,000	818
The Goldman Sachs Group, Inc. (TXU Corp., 5.55%, due 11/15/14)[1]	September 20, 2012	Specified amount upon credit event notice B	3.24% Quarterly	2,700	(3)
The Goldman Sachs Group, Inc. (CDX IG HVOL 3)[1]	March 20, 2010	Specified amount upon credit event notice F	1.05% Quarterly	21,847	421
The Goldman Sachs Group, Inc. (CDX IG HVOL 3)[1]	March 20, 2010	Specified amount upon credit event notice F	1.05% Quarterly	42,823	1,388
The Goldman Sachs Group, Inc. (CDX IG HVOL 4)[1]	June 20, 2010	0.9% Quarterly	Specified amount upon credit event notice C	25,300	26
The Goldman Sachs Group, Inc. (CDX IG HVOL 5)[1]	December 20, 2010	0.85% Quarterly	Specified amount upon credit event notice C	48,200	(60)
The Goldman Sachs Group, Inc. (CDX IG HVOL 5)[1]	December 20, 2010	0.85% Quarterly	Specified amount upon credit event notice C	25,300	(23)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	156,700	(1,260)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	65,500	(212)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	55,600	(33)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	27,200	(102)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	58,400	(322)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	100,000	(144)

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	150,000	(122)
The Goldman Sachs Group, Inc. (CDX HY 7)[1]	December 20, 2011	3.25% Quarterly	Specified amount upon credit event notice C	1,700	48
The Goldman Sachs Group, Inc. (CDX HY 8)[1]	June 20, 2012	0.9% Quarterly	Specified amount upon credit event notice C	32,000	(406)
The Goldman Sachs Group, Inc. (CMBX A3)[1]	December 13, 2049	0.62% Quarterly	Specified amount upon credit event notice C	5,000	(73)
The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice F	4% Quarterly	2,845	207
The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice F	4% Quarterly	955	59
The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice F	4% Quarterly	5,785	272
The Goldman Sachs Group, Inc. (iBoxx HY 4)[1]	June 20, 2010	Specified amount upon credit event notice F	3.4% Quarterly	2,200	148
The Goldman Sachs Group, Inc. (iBoxx HY 5)[1]	December 20, 2010	3.95% Quarterly	Specified amount upon credit event notice C	8,256	37
The Goldman Sachs Group, Inc. (iBoxx HY 6)[1]	June 20, 2011	3.45% Quarterly	Specified amount upon credit event notice C	8,613	(31)
The Goldman Sachs Group, Inc. (iBoxx HY 6)[1]	June 20, 2011	3.45% Quarterly	Specified amount upon credit event notice C	7,722	(67)
The Goldman Sachs Group, Inc. (iBoxx HY 6)[1]	June 20, 2011	3.45% Quarterly	Specified amount upon credit event notice C	7,326	(63)
The Goldman Sachs Group, Inc. (iBoxx HY 6B)[1]	June 20, 2011	Specified amount upon credit event notice F	3% Quarterly	11,400	49
The Goldman Sachs Group, Inc. (iBoxx HY 6B)[1]	June 20, 2011	Specified amount upon credit event notice F	3% Quarterly	15,000	36
The Goldman Sachs Group, Inc. (iBoxx HY 7)[1]	December 20, 2011	3.25% Quarterly	Specified amount upon credit event notice C	10,200	218
The Goldman Sachs Group, Inc.[2]	September 14, 2007	3-month LIBORD	3.215% Semi-annually	37,270	(179)

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc.[2]	September 24, 2009	3.7135% Semi-annually	3-month LIBORD	100,000	3,464
The Goldman Sachs Group, Inc.[2] **	March 10, 2009	3-month LIBORD	4.36% Semi-annually	74,400	(668)
The Goldman Sachs Group, Inc.[2]	November 3, 2011	3-month LIBORD	5.044% Semi-annually	147,000	(2,363)
The Goldman Sachs Group, Inc.[2]	January 12, 2012	3-month LIBORD	5.086% Semi-annually	128,700	(1,976)
The Goldman Sachs Group, Inc.[2]	September 19, 2037	3-month LIBORD	5.25% Semi-annually	4,300	126
The Goldman Sachs Group, Inc.[2]	September 19, 2037	3-month LIBORD	5.25% Semi-annually	542,860	8,645
The Goldman Sachs Group, Inc.[2]	January 31, 2012	3-month LIBORD	5.279% Semi-annually	132,400	(1,042)
The Goldman Sachs Group, Inc.[2]	February 1, 2012	3-month LIBORD	5.315% Semi-annually	151,100	(992)
The Goldman Sachs Group, Inc.[2]	February 2, 2017	3-month LIBORD	5.376% Semi-annually	65,200	(1,367)
The Goldman Sachs Group, Inc.2 ***	October 18, 2008	3-month LIBORD	5.55% Semi-annually	364,010	(211)
The Goldman Sachs Group, Inc.2 ****	October 19, 2008	3-month LIBORD	5.55% Semi-annually	355,124	(139)

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc.2*******	January 10, 2012	3-month LIBORD	5.658% Semi-annually	113,900	(200)
The Goldman Sachs Group, Inc.2 *****	October 18, 2016	5.67% Semi-annually	3-month LIBORD	88,781	777
The Goldman Sachs Group, Inc.2 ******	October 19, 2016	5.69% Semi-annually	3-month LIBORD	88,781	706
The Goldman Sachs Group, Inc.[2]	July 7, 2011	3-month LIBORD	5.7125% Semi-annually	113,400	1,081

				$7,827,866	$34,433

WESTERN ASSET ABSOLUTE RETURN PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Banc of America LLC (Heinz Corp., 6.428%, due 12/1/8)[1]	December 20, 2008	0.165% Quarterly	Specified amount upon credit event noticeJ	100	(0)
Banc of America LLC (PHH Corp., 7.125%, due 3/1/13)[1]	March 20, 2013	1.05% Quarterly	Specified amount upon credit event noticeJ	110	(4)
Banc of America LLC[2]	December 1, 2008	5.03% Semi-annually	3-month LIBORD	100	0
Banc of America LLC[2]	March 1, 2013	5.104% Semi-annually	3-month LIBORD	100	2
Barclays Capital Inc. (Boston Scientific Corp., 5.45%, due 6/15/14)[1]	June 20, 2014	0.88% Quarterly	Specified amount upon credit event noticeJ	60	0
Barclays Capital Inc. (Cardinal Health Inc., 5.85%, due 12/15/17)[1]	September 20, 2016	0.49% Quarterly	Specified amount upon credit event noticeJ	60	1
Barclays Capital Inc. (General Motors Corp., 7.125%, due 7/15/13)[1]	March 20, 2012	Specified amount upon credit event noticeB	3.45% Quarterly	1,600	(23)
Barclays Capital Inc. (Health Care Property Investment Inc., 6.45%, due 6/25/12)[1]	June 20, 2012	0.63% Quarterly	Specified amount upon credit event noticeJ	60	(1)
Barclays Capital Inc. (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event noticeB	2.35% Quarterly	2,350	(30)
Barclays Capital Inc. (TXU Corp., 5.55%, due 11/15/14)[1]	September 20, 2012	Specified amount upon credit event noticeB	2.97% Quarterly	2,000	(25)
Barclays Capital Inc. (CDX HVOL 8)[1]	June 20, 2012	2.75% Quarterly	Specified amount upon credit event noticeC	6,700	203
Barclays Capital Inc.[2]	June 25, 2012	5.06% Semi-annually	3-month LIBORD	60	1
Barclays Capital Inc.[2]	June 15, 2014	5.264% Semi-annually	3-month LIBORD	60	1
Barclays Capital Inc.[2]	October 20, 2016	5.326% Semi-annually	3-month LIBORD	60	1
Barclays Capital Inc.[3]	July 18, 2007	90 Day T-Bill	DJ AIG Commodity IndexE	384	(5)
Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2011	0.59% Quarterly	Specified amount upon credit event noticeJ	100	(1)
Bear Stearns, Inc.[2]	April 30, 2011	5.05% Semi-annually	3-month LIBORD	100	1

WESTERN ASSET ABSOLUTE RETURN PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/8)[1]	September 20, 2015	0.9% Quarterly	Specified amount upon credit event noticeC	50	(0)
Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)[1]	September 20, 2013	0.75% Quarterly	Specified amount upon credit event noticeJ	50	(0)
Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 5/1/12)[1]	December 20, 2011	1.37% Quarterly	Specified amount upon credit event noticeC	50	(0)
Credit Suisse First Boston USA (Vodafone Group, 7.75%, due 2/15/10)[1]	September 20, 2015	0.54% Quarterly	Specified amount upon credit event noticeJ	100	(1)
Credit Suisse First Boston USA[2]	August 15, 2013	5.023% Semi-annually	3-month LIBORD	50	1
Credit Suisse First Boston USA[2]	May 1, 2012	5.085% Semi-annually	3-month LIBORD	50	1
Credit Suisse First Boston USA[2]	September 15, 2015	5.129% Semi-annually	3-month LIBORD	90	3
Credit Suisse First Boston USA[2]	September 15, 2015	5.16% Semi-annually	3-month LIBORD	50	1
Lehman Brothers Holdings Inc. (Sara Lee Corp., 6.125%, due 11/1/32)[1]	September 20, 2011	0.44% Quarterly	Specified amount upon credit event noticeJ	150	(1)
Lehman Brothers Holdings Inc.[2]	September 15, 2011	5.193% Semi-annually	3-month LIBORD	150	1
Morgan Stanley & Co., Inc. (Gannett Co., 6.375%, due 4/1/12)[1]	March 20, 2012	0.46% Quarterly	Specified amount upon credit event noticeJ	40	(0)
RBS Greenwich[2]	April 1, 2012	5.011% Semi-annually	3-month LIBORD	40	1

				$14,874	$129

WESTERN ASSET LIMITED DURATION BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event noticeB	0.87% Quarterly	$200	$0
Lehman Brothers Holdings Inc.[4]	September 1, 2007	1-month LIBORD	LEHM US ABS AAA Floating Home Equities IndexH	$1,200	$0
Lehman Brothers Holdings Inc.[4]	September 1, 2007	1-month LIBORD	LEHM US ABS AAA Floating Home Equities IndexH	$2,500	$1
Lehman Brothers Holdings Inc.[4]	September 1, 2007	1-month LIBORD	LEHM US ABS AAA Floating Home Equities IndexH	$2,500	$1
Lehman Brothers Holdings Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	$300	$(1)
Morgan Stanley and Company, Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	$300	$(1)
Morgan Stanley and Company, Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	$200	$(0)
Morgan Stanley and Company, Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	$200	$(1)
Morgan Stanley and Company, Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	$200	$(0)
The Goldman Sachs Group, Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	$200	$(0)
The Goldman Sachs Group, Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice F	0.75% Quarterly	$1,100	$(4)

				$8,900	$(6)

A	“-” refers to amounts less than $1,000.
B	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000; upon default, the Fund will pay $10,000.
C	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000.
D	As of June 30, 2007, the one- and three-month London Interbank Offered Rates were 5.32% and 5.36%, respectively.
E	As of June 30, 2007, the YTD Dow Jones-AIG Commodity Total Return Index return was 4.46%.
F	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.
G	100 basis points = 1%
H	As of June 30, 2007, the Lehman Brothers US ABS AAA Floating Home Equities Index was 5.54%
I	As of June 30, 2007, the 28 day Mexican Interbank Deposit Rate was 7.705%.
J	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000; upon default, the Fund will receive $10,000.

Security Valuation

Securities owned by the Funds for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued pursuant to procedures approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of investments existed, and the differences could be material.

With respect to Intermediate Plus, Core Plus, Inflation Indexed, High Yield, Non-U.S. and Absolute Return, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Funds’ adviser to be the primary market. The Funds will value their foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Other information regarding the Funds is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset Funds, Inc. (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By: /s/ R. Jay Gerken

R. Jay Gerken

President

Western Asset Funds, Inc.

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken

R. Jay Gerken

President

Western Asset Funds, Inc.

Date: August 20, 2007

By: /s/ Marie K. Karpinski

Marie K. Karpinski

Principal Financial and Accounting Officer

Western Asset Funds, Inc.

Date: August 17, 2007